Hartford Balanced HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 67.3%
	Banks - 6.2%
1,073,420	Bank of America Corp.	$29,615,658
434,810	Citigroup, Inc.	27,053,878
342,930	JP Morgan Chase & Co.	34,714,804
131,100	PNC Financial Services Group, Inc.	16,080,726
434,650	Wells Fargo & Co.	21,002,288

		128,467,354

	Capital Goods - 5.9%
136,720	Caterpillar, Inc.	18,524,193
333,410	Fortune Brands Home & Security, Inc.	15,873,650
97,300	Harris Corp.	15,539,783
145,460	Ingersoll-Rand plc	15,702,407
67,200	Lockheed Martin Corp.	20,170,752
570,470	nVent Electric plc	15,391,281
157,600	United Technologies Corp.	20,313,064

		121,515,130

	Consumer Durables & Apparel - 1.0%
237,960	Skechers USA, Inc. Class A*	7,997,835
415,320	Tapestry, Inc.	13,493,747

		21,491,582

	Consumer Services - 0.8%
199,916	Hilton Worldwide Holdings, Inc.	16,615,019

	Diversified Financials - 0.5%
569,430	Invesco Ltd.	10,995,693

	Energy - 4.2%
136,070	Concho Resources, Inc.	15,098,327
177,170	EOG Resources, Inc.	16,863,041
307,700	Exxon Mobil Corp.	24,862,160
587,320	Noble Energy, Inc.	14,524,424
105,190	Pioneer Natural Resources Co.	16,018,333

		87,366,285

	Food & Staples Retailing - 0.7%
391,020	US Foods Holding Corp.*	13,650,508

	Food, Beverage & Tobacco - 1.9%
327,930	Mondelez International, Inc. Class A	16,370,266
263,040	Philip Morris International, Inc.	23,250,105

		39,620,371

	Health Care Equipment & Services - 5.5%
71,180	Anthem, Inc.	20,427,236
375,950	Boston Scientific Corp.*	14,428,961
366,090	Koninklijke Philips N.V.	14,957,541
245,045	Medtronic plc	22,318,699
108,150	UnitedHealth Group, Inc.	26,741,169
105,280	Universal Health Services, Inc. Class B	14,083,306

		112,956,912

	Household & Personal Products - 0.8%
264,530	Unilever N.V.	15,419,454

	Insurance - 2.4%
404,140	American International Group, Inc.	17,402,268
180,720	Intact Financial Corp.	15,292,265
181,750	Marsh & McLennan Cos., Inc.	17,066,325

		49,760,858

	Materials - 2.5%
427,370	DowDuPont, Inc.	22,783,095
187,080	FMC Corp.	14,371,485

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

294,180	Sealed Air Corp.	$13,549,931

		50,704,511

	Media & Entertainment - 5.1%
57,725	Alphabet, Inc. Class C*	67,729,320
906,370	Comcast Corp. Class A	36,236,672

		103,965,992

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
114,850	Allergan plc	16,815,189
490,760	AstraZeneca plc ADR	19,841,427
390,420	Bristol-Myers Squibb Co.	18,626,938
123,720	Eisai Co., Ltd.	6,961,329
180,970	Eli Lilly & Co.	23,482,667
152,510	Nektar Therapeutics*	5,124,336
184,920	Novartis AG	17,774,409
65,555	Roche Holding AG	18,063,998
72,660	Vertex Pharmaceuticals, Inc.*	13,365,807

		140,056,100

	Real Estate - 1.1%
174,610	Crown Castle International Corp. REIT	22,350,080

	Retailing - 3.8%
11,702,200	Allstar Co.*(1)(2)(3)	6,436,210
10,300	Booking Holdings, Inc.*	17,972,573
150,140	Home Depot, Inc.	28,810,365
192,223	Qurate Retail, Inc.*	3,071,723
334,340	TJX Cos., Inc.	17,790,231
67,006	Tory Burch LLC*(1)(2)(3)	3,731,574

		77,812,676

	Semiconductors & Semiconductor Equipment - 6.8%
195,260	Analog Devices, Inc.	20,555,020
58,860	Broadcom, Inc.	17,699,790
606,160	Intel Corp.	32,550,792
111,070	KLA-Tencor Corp.	13,262,869
244,930	Maxim Integrated Products, Inc.	13,022,928
389,720	Micron Technology, Inc.*	16,107,128
467,360	QUALCOMM, Inc.	26,653,541

		139,852,068

	Software & Services - 4.2%
62,650	Adobe, Inc.*	16,695,599
589,950	Microsoft Corp.	69,578,703

		86,274,302

	Technology Hardware & Equipment - 3.0%
593,150	Cisco Systems, Inc.	32,024,169
246,160	NetApp, Inc.	17,068,734
2,116,220	Nokia Oyj	12,055,304

		61,148,207

	Telecommunication Services - 1.5%
537,940	Verizon Communications, Inc.	31,808,392

	Transportation - 1.0%
125,070	Union Pacific Corp.	20,911,704

	Utilities - 1.6%
176,480	Dominion Energy, Inc.	13,528,957
102,910	NextEra Energy, Inc.	19,894,561

		33,423,518

	Total Common Stocks (cost $1,045,599,025)	$1,386,166,716

Asset & Commercial Mortgage Backed Securities - 3.4%
	Asset-Backed - Automobile - 0.3%
$ 156,665	ARI Fleet Lease Trust 1.91%, 04/15/2026(4)	155,916

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 646,781	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(4)	$644,332
	Chesapeake Funding LLC
815,733	1.91%, 08/15/2029(4)	808,224
586,940	1 mo. USD LIBOR + 0.450%, 2.93%, 05/15/2029(4)(5)	586,723
606,524	1 mo. USD LIBOR + 1.000%, 3.48%, 06/15/2028(4)(5)	607,476
	Enterprise Fleet Financing LLC
488,854	1.97%, 01/20/2023(4)	486,621
212,913	2.13%, 07/20/2022(4)	212,209
665,925	2.13%, 05/22/2023(4)	662,561
	First Investors Auto Owner Trust
75,334	1.86%, 10/15/2021(4)	75,187
350,973	2.00%, 03/15/2022(4)	350,120
479,106	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(4)	477,478
	Securitized Term Auto Receivables Trust
157,681	1.52%, 03/25/2020(4)	157,484
550,000	2.04%, 04/26/2021(4)	547,240
	Wheels SPV LLC
13,608	1.59%, 05/20/2025(4)	13,596
403,353	1.88%, 04/20/2026(4)	401,054

		6,186,221

	Asset-Backed - Finance & Insurance - 2.0%
2,321,349	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(4)(6)	2,308,774
1,780,000	ALM VI Ltd. 3 mo. USD LIBOR + 1.400%, 4.19%, 07/15/2026(4)(5)	1,763,656
3,480,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 4.08%, 01/16/2030(4)(5)	3,464,051
1,091,351	Bayview Koitere Fund Trust 3.50%, 07/28/2057(4)(6)	1,096,323
	Bayview Opportunity Master Fund Trust
573,558	3.50%, 01/28/2055(4)(6)	575,207
596,976	3.50%, 06/28/2057	598,776
565,514	4.00%, 11/28/2053(4)(6)	574,565
781,034	4.00%, 10/28/2064(4)(6)	793,180
3,500,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.050%, 3.83%, 04/24/2030(4)(5)	3,467,429
	DB Master Finance LLC
315,000	3.79%, 05/20/2049(4)	315,851
280,000	4.02%, 05/20/2049(4)	281,260
1,245,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 1.800%, 4.34%, 01/15/2029(4)(5)	1,244,334
	Ford Credit Floorplan Master Owner Trust
1,375,000	1.75%, 07/15/2021	1,370,522
430,000	2.09%, 03/15/2022(4)	427,235
	GreatAmerica Leasing Receivables Funding LLC
1,040,000	2.36%, 01/20/2023(4)	1,033,281
470,000	2.60%, 06/15/2021	469,260
332,000	2.83%, 06/17/2024	331,833
1,465,000	KKR Clo 17 Ltd. 3 mo. USD LIBOR + 1.340%, 4.13%, 04/15/2029(4)(5)	1,461,232
2,635,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 0.750%, 3.54%, 04/15/2029(4)(5)	2,588,882
2,690,000	Magnetite VII Ltd. 3 mo. USD LIBOR + 0.800%, 3.59%, 01/15/2028(4)(5)	2,644,596
	Magnetite XVIII Ltd.
1,443,000	3 mo. USD LIBOR + 1.080%, 3.76%, 11/15/2028(4)(5)	1,436,869
1,615,000	3 mo. USD LIBOR + 1.500%, 4.18%, 11/15/2028(4)(5)	1,602,645
	MMAF Equipment Finance LLC
665,000	2.21%, 10/17/2022(4)	660,015
1,000,000	2.21%, 12/15/2032(4)	983,605
138,402	Nationstar HECM Loan Trust 2.04%, 09/25/2027(4)(6)	138,240
	OneMain Financial Issuance Trust

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 353,609	3.66%, 02/20/2029(4)	$355,117
89,915	4.10%, 03/20/2028(4)	90,051
1,565,000	SBA Tower Trust 2.90%, 10/15/2044(4)(7)	1,563,197
	Springleaf Funding Trust
332,315	2.90%, 11/15/2029(4)	331,833
221,472	3.16%, 11/15/2024(4)	221,486
755,000	3.48%, 05/15/2028(4)	759,891
615,000	SPS Servicer Advance Receivables Trust 3.62%, 10/17/2050(4)	619,043
	Towd Point Mortgage Trust
1,034,908	2.75%, 10/25/2056(4)(6)	1,023,344
264,787	2.75%, 04/25/2057(4)(6)	262,056
764,224	2.75%, 06/25/2057(4)(6)	751,734
362,225	3.00%, 01/25/2058(4)(6)	358,432
2,635,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.83%, 10/20/2028(4)(5)	2,636,267
806,171	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(4)	818,156

		41,422,228

	Commercial Mortgage - Backed Securities - 0.6%
840,000	BAMLL Commercial Mortgage Securities Trust 4.09%, 08/10/2038(4)(6)	897,441
	CSAIL Commercial Mortgage Trust
2,000,000	3.50%, 06/15/2057	2,045,652
3,400,000	3.51%, 04/15/2050	3,488,630
2,220,000	CSMC Trust 2.76%, 04/05/2033(4)	2,212,022
	FREMF Mortgage Trust
230,000	3.16%, 04/25/2046(4)(6)	230,124
385,000	3.36%, 05/25/2045(4)(6)	384,751
1,015,000	4.08%, 09/25/2025(4)(6)	1,025,753
525,000	5.50%, 04/25/2020(4)(6)	536,402
710,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	743,706
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(4)(6)	994,168

		12,558,649

	Other ABS - 0.2%
1,197,672	AASET U.S. Ltd. 4.45%, 11/18/2038(4)	1,213,435
1,225,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.450%, 4.09%, 11/20/2028(4)(5)	1,211,813
250,000	MAPS Ltd. 4.46%, 03/15/2044(4)	253,211
1,527,162	SoFi Consumer Loan Program Trust 3.54%, 11/26/2027(4)	1,536,121

		4,214,580

	Whole Loan Collateral CMO - 0.3%
293,912	Angel Oak Mortgage Trust LLC 2.71%, 11/25/2047(4)(6)	292,566
	COLT Mortgage Loan Trust
515,022	2.93%, 02/25/2048(4)(6)	512,883
470,599	3.69%, 10/26/2048(4)(6)	471,489
	Deephaven Residential Mortgage Trust
400,145	2.45%, 06/25/2047(4)(6)	395,476
328,945	2.58%, 10/25/2047(4)(6)	327,411
153,728	2.73%, 12/26/2046(4)(6)	153,161
514,874	2.98%, 12/25/2057(4)(6)	514,453
727,730	MetLife Securitization Trust 3.00%, 04/25/2055(4)(6)	720,729
	Mill City Mortgage Loan Trust
308,589	2.50%, 04/25/2057(4)(6)	305,802
811,366	2.75%, 01/25/2061(4)(6)	799,553

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 977,579	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(4)(6)	$998,695
701,970	Towd Point Mortgage Trust 2.25%, 04/25/2056(4)(6)	690,615

		6,182,833

	Total Asset & Commercial Mortgage Backed Securities (cost $71,191,151)	$70,564,511

Corporate Bonds - 17.4%
	Aerospace/Defense - 0.2%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(4)	858,699
	Lockheed Martin Corp.
500,000	4.07%, 12/15/2042	509,323
256,000	4.50%, 05/15/2036	277,646
560,000	4.85%, 09/15/2041	620,039
685,000	United Technologies Corp. 3.95%, 08/16/2025	711,429

		2,977,136

	Agriculture - 0.5%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	503,405
1,995,000	4.75%, 05/05/2021	2,072,883
200,000	4.80%, 02/14/2029	206,181
3,160,000	BAT Capital Corp. 3.56%, 08/15/2027	2,991,869
	BAT International Finance plc
685,000	2.75%, 06/15/2020(4)	682,370
2,775,000	3.25%, 06/07/2022(4)	2,772,434
290,000	3.50%, 06/15/2022(4)	291,203
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(4)	1,079,163
325,000	Philip Morris International, Inc. 4.88%, 11/15/2043	339,551

		10,939,059

	Airlines - 0.2%
2,831,229	Continental Airlines, Inc. 5.98%, 10/19/2023	2,978,169
1,607,367	Southwest Airlines Co. 6.15%, 02/01/2024	1,694,892
164,307	United Airlines Class B Pass Through Trust 4.60%, 09/01/2027	166,831

		4,839,892

	Auto Manufacturers - 0.5%
	Daimler Finance North America LLC
150,000	2.25%, 07/31/2019(4)	149,707
1,440,000	2.30%, 02/12/2021(4)	1,422,653
4,200,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	3,938,456
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,168,083
1,245,000	3.95%, 04/13/2024	1,232,155
580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(4)	577,583

		10,488,637

	Beverages - 0.4%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
1,750,000	3.65%, 02/01/2026(4)	1,755,168
310,000	4.70%, 02/01/2036(4)	309,686
280,000	4.90%, 02/01/2046(4)	281,228
	Anheuser-Busch InBev Worldwide, Inc.
1,125,000	3.50%, 01/12/2024	1,144,660
220,000	4.38%, 04/15/2038	211,154

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 2,515,000	4.75%, 01/23/2029	$2,679,475
1,300,000	Coca-Cola Femsa S.A.B. de C.V. 3.88%, 11/26/2023	1,341,040
765,000	Molson Coors Brewing Co. 3.50%, 05/01/2022	774,823

		8,497,234

	Biotechnology - 0.1%
1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,339,492
770,000	Celgene Corp. 3.55%, 08/15/2022	786,135
335,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	334,559

		2,460,186

	Chemicals - 0.2%
2,740,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	2,776,113
375,000	Nutrien Ltd. 4.20%, 04/01/2029	386,147

		3,162,260

	Commercial Banks - 4.4%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,185,911
600,000	3.85%, 04/12/2023	605,109
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,216,961
1,799,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(5)	1,759,150
1,610,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(5)	1,605,281
2,950,000	4.20%, 08/26/2024	3,053,169
2,740,000	Barclays plc 3.20%, 08/10/2021	2,737,008
1,660,000	BB&T Corp. 3.20%, 09/03/2021	1,678,350
	BNP Paribas S.A.
1,000,000	3.38%, 01/09/2025(4)	979,787
2,410,000	3.50%, 11/16/2027(4)	2,335,653
	BPCE S.A.
2,025,000	3.50%, 10/23/2027(4)	1,956,312
2,225,000	5.15%, 07/21/2024(4)	2,321,894
3,625,000	5.70%, 10/22/2023(4)	3,862,626
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	1,903,781
	Citigroup, Inc.
1,220,000	2.50%, 07/29/2019	1,219,383
2,355,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(5)	2,313,847
533,000	5.30%, 05/06/2044	587,278
290,000	8.13%, 07/15/2039	435,944
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,682,983
	Credit Agricole S.A.
950,000	2.50%, 04/15/2019(4)	949,905
1,025,000	3.25%, 10/04/2024(4)	1,010,660
535,000	3.75%, 04/24/2023(4)	540,876
790,000	4.38%, 03/17/2025(4)	803,664
	Credit Suisse AG
855,000	3.00%, 10/29/2021	858,611
250,000	3.63%, 09/09/2024	254,263
	Credit Suisse Group AG
530,000	3.57%, 01/09/2023(4)	531,820
345,000	3 mo. USD LIBOR + 1.240%, 3.84%, 06/12/2024(4)(5)	343,048
260,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(4)(5)	254,844
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,435,787
1,885,000	3.80%, 09/15/2022	1,920,250

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Danske Bank A/S
$ 775,000	3.88%, 09/12/2023(4)	$761,297
440,000	5.00%, 01/12/2022(4)	451,237
575,000	5.38%, 01/12/2024(4)	598,035
	Deutsche Bank AG
1,925,000	3.15%, 01/22/2021	1,896,050
2,210,000	4.25%, 10/14/2021	2,219,922
	Goldman Sachs Group, Inc.
250,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(5)	247,672
2,590,000	6.25%, 02/01/2041	3,194,583
	HSBC Holdings plc
1,030,000	3.40%, 03/08/2021	1,039,074
3,625,000	3.60%, 05/25/2023	3,688,522
590,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(5)	620,172
1,490,000	Huntington National Bank 2.40%, 04/01/2020	1,484,216
	ING Groep N.V.
345,000	3.15%, 03/29/2022	345,171
1,100,000	3.95%, 03/29/2027	1,104,177
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,271,343
1,250,000	3 mo. USD LIBOR + 1.330, 4.45%, 12/05/2029(5)	1,330,489
2,000,000	4.95%, 03/25/2020	2,042,892
470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(4)	468,577
2,215,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.330%, 4.15%, 03/27/2024(4)(5)	2,254,074
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,411,525
1,800,000	3.63%, 01/20/2027	1,804,206
1,000,000	3.70%, 10/23/2024	1,017,557
250,000	5.63%, 09/23/2019	253,256
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(4)	4,831,425
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,754,014
1,775,000	Societe Generale S.A. 3.25%, 01/12/2022(4)	1,774,810
	UBS Group Funding Switzerland AG
1,665,000	2.95%, 09/24/2020(4)	1,664,450
1,900,000	3.00%, 04/15/2021(4)	1,899,236
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,572,332
850,000	4.75%, 12/07/2046	891,938

		90,236,407

	Commercial Services - 0.4%
	Catholic Health Initiatives
1,854,000	2.95%, 11/01/2022	1,841,257
245,000	4.35%, 11/01/2042	235,175
	ERAC USA Finance LLC
655,000	2.35%, 10/15/2019(4)	653,093
1,800,000	4.50%, 08/16/2021(4)	1,854,971
1,500,000	5.63%, 03/15/2042(4)	1,698,071
2,545,000	Total System Services, Inc. 3.80%, 04/01/2021	2,583,931

		8,866,498

	Diversified Financial Services - 0.3%
6,190,369	Postal Square L.P. 8.95%, 06/15/2022	6,859,461

	Electric - 1.5%
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(4)	1,924,548
	Dominion Energy, Inc.
725,000	2.96%, 07/01/2019(7)	725,113

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,750,000	4.10%, 04/01/2021(7)	$1,776,659
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,517,932
1,375,000	Electricite de France S.A. 10 year USD Swap + 3.041%, 5.63%, 01/22/2024(4)(5)(8)	1,376,719
365,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	361,691
1,000,000	FirstEnergy Corp. 3.90%, 07/15/2027	1,014,564
2,405,000	Fortis, Inc. 3.06%, 10/04/2026	2,296,652
	Georgia Power Co.
520,000	4.30%, 03/15/2042	514,436
245,000	4.75%, 09/01/2040	253,692
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(4)	1,597,336
515,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(4)	440,969
	NextEra Energy Capital Holdings, Inc.
215,000	3.25%, 04/01/2026	214,956
335,000	3.50%, 04/01/2029	334,424
645,000	Niagara Mohawk Power Corp. 4.28%, 12/15/2028(4)	684,290
750,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	819,105
	Oncor Electric Delivery Co. LLC
385,000	2.95%, 04/01/2025	384,603
1,185,000	4.10%, 06/01/2022	1,231,885
	SCANA Corp.
893,000	4.13%, 02/01/2022(9)	903,995
1,222,000	4.75%, 05/15/2021	1,244,726
484,000	6.25%, 04/01/2020(9)	495,065
	South Carolina Electric & Gas Co.
465,000	4.25%, 08/15/2028	502,025
105,000	4.35%, 02/01/2042	111,345
205,000	4.60%, 06/15/2043	222,817
1,180,000	6.05%, 01/15/2038	1,451,014
360,000	6.63%, 02/01/2032	454,396
2,000,000	Southern California Edison Co. 5.55%, 01/15/2037	2,187,236
	Southern Co.
1,450,000	2.75%, 06/15/2020	1,449,836
2,050,000	2.95%, 07/01/2023	2,041,039
	State Grid Overseas Investment Ltd.
1,485,000	2.75%, 05/04/2022(4)	1,472,431
1,490,000	3.50%, 05/04/2027(4)	1,492,874

		31,498,373

	Engineering & Construction - 0.1%
	SBA Tower Trust
1,235,000	2.88%, 07/15/2046(4)	1,223,685
225,000	3.45%, 03/15/2048(4)	226,382

		1,450,067

	Food - 0.3%
	Conagra Brands, Inc.
455,000	4.60%, 11/01/2025	477,550
330,000	5.30%, 11/01/2038	334,041
	Kraft Heinz Foods Co.
530,000	3.00%, 06/01/2026	494,016
2,030,000	4.00%, 06/15/2023	2,085,328
1,890,000	4.38%, 06/01/2046	1,634,927
1,065,000	Kroger Co. 4.00%, 02/01/2024	1,099,992

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 680,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(4)	$664,700

		6,790,554

	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(4)	322,417
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(4)	1,789,780

		2,112,197

	Healthcare-Products - 0.1%
135,000	Boston Scientific Corp. 4.00%, 03/01/2029	139,424
	Medtronic, Inc.
775,000	3.15%, 03/15/2022	787,310
730,000	3.50%, 03/15/2025	752,768
310,000	3.63%, 03/15/2024	321,702

		2,001,204

	Healthcare-Services - 0.6%
	Anthem, Inc.
421,000	3.30%, 01/15/2023	425,919
1,360,000	4.10%, 03/01/2028	1,399,418
675,000	4.65%, 08/15/2044	699,486
590,000	Catholic Health Initiatives 4.20%, 08/01/2023	610,655
955,000	Cigna Corp. 4.38%, 10/15/2028(4)	990,593
	Dignity Health
180,000	2.64%, 11/01/2019	179,912
714,000	3.81%, 11/01/2024	732,636
1,353,000	4.50%, 11/01/2042	1,330,953
1,770,000	Humana, Inc. 2.90%, 12/15/2022	1,757,145
1,400,000	Mercy Health 3.56%, 08/01/2027	1,409,354
	UnitedHealth Group, Inc.
920,000	3.35%, 07/15/2022	939,796
1,440,000	3.75%, 07/15/2025	1,503,112
910,000	3.85%, 06/15/2028	952,353

		12,931,332

	Household Products - 0.2%
2,919,168	Procter & Gamble - Esop 9.36%, 01/01/2021	3,092,363

	Insurance - 0.5%
1,255,000	American International Group, Inc. 4.25%, 03/15/2029	1,273,040
1,000,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	1,005,968
	Chubb INA Holdings, Inc.
495,000	2.30%, 11/03/2020	492,543
840,000	3.35%, 05/15/2024	859,388
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(4)	211,139
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(4)	126,406
428,000	4.57%, 02/01/2029(4)	445,117
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	746,027
	MetLife, Inc.
2,205,000	3.60%, 04/10/2024	2,278,189
795,000	4.88%, 11/13/2043	884,948

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	$2,303,415

		10,626,180

	Internet - 0.4%
	Alibaba Group Holding Ltd.
200,000	2.50%, 11/28/2019	199,781
1,775,000	3.40%, 12/06/2027	1,740,508
1,045,000	3.60%, 11/28/2024	1,071,142
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,246,922
1,020,000	4.80%, 12/05/2034	1,187,491
480,000	4.95%, 12/05/2044	572,458
1,095,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(4)	1,080,355

		7,098,657

	IT Services - 0.1%
	Apple, Inc.
546,000	3.25%, 02/23/2026	556,353
1,360,000	3.45%, 05/06/2024	1,403,819

		1,960,172

	Machinery - Construction & Mining - 0.1%
1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,536,648

	Media - 0.9%
485,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%, 05/01/2047	483,249
	Comcast Corp.
1,140,000	3.95%, 10/15/2025	1,192,235
2,050,000	4.40%, 08/15/2035	2,140,494
585,000	4.60%, 10/15/2038	626,229
	Cox Communications, Inc.
80,000	4.60%, 08/15/2047(4)	76,327
2,320,000	4.80%, 02/01/2035(4)	2,194,055
365,000	Fox Corp. 4.03%, 01/25/2024(4)	378,390
	Sky Ltd.
1,265,000	2.63%, 09/16/2019(4)	1,262,798
2,386,000	3.75%, 09/16/2024(4)	2,471,139
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	436,368
250,000	7.30%, 07/01/2038	291,168
480,000	8.25%, 04/01/2019	480,000
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	152,099
	Viacom, Inc.
835,000	3.88%, 12/15/2021	852,956
2,175,000	4.25%, 09/01/2023	2,261,104
	Walt Disney Co. (The)
385,000	4.00%, 10/01/2023(4)	402,098
1,275,000	4.50%, 02/15/2021(4)	1,319,276
2,325,000	Warner Media LLC 3.60%, 07/15/2025	2,319,169

		19,339,154

	Mining - 0.1%
1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(4)	1,627,424

	Oil & Gas - 1.0%
1,326,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	1,374,565
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(4)	1,229,329

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 655,000	BP Capital Markets America, Inc. 3.25%, 05/06/2022	$665,067
130,000	ConocoPhillips Co. 4.95%, 03/15/2026	144,864
	Equinor ASA
340,000	2.25%, 11/08/2019	338,914
160,000	2.45%, 01/17/2023	158,855
1,850,000	2.90%, 11/08/2020	1,860,302
210,000	3.25%, 11/10/2024	214,924
45,000	3.70%, 03/01/2024	47,035
1,625,000	Hess Corp. 7.30%, 08/15/2031	1,895,246
920,000	Marathon Oil Corp. 2.70%, 06/01/2020	915,709
	Petroleos Mexicanos
40,000	5.38%, 03/13/2022	40,830
1,275,000	5.50%, 01/21/2021	1,296,675
1,620,000	6.38%, 02/04/2021	1,679,940
3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	3,663,136
3,950,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(4)	3,931,151
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,373,542

		20,830,084

	Oil & Gas Services - 0.1%
940,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(4)	943,961

	Pharmaceuticals - 1.3%
	Allergan Funding SCS
645,000	3.45%, 03/15/2022	650,808
975,000	3.80%, 03/15/2025	987,710
600,000	4.85%, 06/15/2044	595,536
	Allergan Sales LLC
142,000	4.88%, 02/15/2021(4)	146,091
800,000	5.00%, 12/15/2021(4)	832,561
	Bayer U.S. Finance LLC
260,000	2.38%, 10/08/2019(4)	259,139
2,030,000	4.25%, 12/15/2025(4)	2,051,758
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	987,102
445,000	3.08%, 06/15/2024	434,358
880,000	3.50%, 11/15/2024	878,668
785,000	4.50%, 11/15/2044	711,276
	CVS Health Corp.
3,130,000	4.10%, 03/25/2025	3,213,397
600,000	5.13%, 07/20/2045	609,773
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(4)	2,006,474
1,525,000	Express Scripts Holding Co. 2.25%, 06/15/2019	1,522,660
	McKesson Corp.
100,000	2.85%, 03/15/2023	98,878
650,000	3.80%, 03/15/2024	663,515
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	1,963,500
1,640,000	2.80%, 05/18/2023	1,656,606
2,325,000	Mylan N.V. 3.95%, 06/15/2026	2,218,118
	Mylan, Inc.
1,025,000	4.55%, 04/15/2028	996,507
455,000	5.20%, 04/15/2048	410,363
755,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	739,900

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,725,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	$1,538,948

		26,173,646

	Pipelines - 0.6%
872,000	Energy Transfer Operating L.P. 7.60%, 02/01/2024	1,001,550
375,000	Energy Transfer Partners L.P. 4.50%, 11/01/2023	390,673
2,395,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	2,442,624
	MPLX L.P.
485,000	4.00%, 03/15/2028	481,984
1,280,000	4.13%, 03/01/2027	1,288,063
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,420,647
	Sunoco Logistics Partners Operations L.P.
1,200,000	3.90%, 07/15/2026	1,192,482
509,000	4.40%, 04/01/2021	521,985
800,000	5.35%, 05/15/2045	782,537
2,470,000	Western Gas Partners L.P. 4.00%, 07/01/2022	2,505,045

		13,027,590

	Real Estate - 0.2%
1,920,000	WEA Finance LLC 4.13%, 09/20/2028(4)	1,993,290
	WEA Finance LLC / Westfield UK & Europe Finance plc
730,000	2.70%, 09/17/2019(4)	729,545
1,400,000	3.25%, 10/05/2020(4)	1,408,746

		4,131,581

	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
975,000	3.45%, 09/15/2021	985,737
375,000	4.40%, 02/15/2026	391,366
1,110,000	5.00%, 02/15/2024	1,194,576
760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	768,844
1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	1,939,329
	Crown Castle International Corp.
635,000	3.65%, 09/01/2027	624,409
525,000	3.80%, 02/15/2028	521,838
2,960,000	HCP, Inc. 4.00%, 06/01/2025	3,046,846
1,735,000	Scentre Group Trust 2.38%, 11/05/2019(4)	1,729,853

		11,202,798

	Retail - 0.1%
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,157,897
685,000	4.88%, 07/20/2035	693,867

		2,851,764

	Semiconductors - 0.1%
1,855,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024	1,850,230
810,000	Microchip Technology, Inc. 3.92%, 06/01/2021(4)	817,108

		2,667,338

	Software - 0.2%
	Microsoft Corp.
1,605,000	2.40%, 08/08/2026	1,556,034
1,000,000	3.70%, 08/08/2046	1,020,416

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 2,300,000	Oracle Corp. 3.25%, 11/15/2027	$2,312,845

		4,889,295

	Telecommunications - 0.8%
635,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	639,259
	AT&T, Inc.
355,000	3.95%, 01/15/2025	362,256
800,000	4.13%, 02/17/2026	817,777
2,185,000	4.45%, 04/01/2024	2,286,378
1,327,000	4.85%, 03/01/2039	1,335,080
205,000	4.90%, 08/15/2037	207,230
715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(4)	706,898
576,000	Orange S.A. 9.00%, 03/01/2031	833,261
2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(4)	2,467,450
	Verizon Communications, Inc.
2,300,000	2.95%, 03/15/2022	2,311,512
2,086,000	4.52%, 09/15/2048	2,140,777
425,000	4.67%, 03/15/2055	432,998
715,000	4.75%, 11/01/2041	754,976
283,000	4.81%, 03/15/2039	303,152

		15,599,004

	Transportation - 0.2%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,685,000	3.20%, 07/15/2020(4)	1,688,558
1,100,000	3.38%, 02/01/2022(4)	1,104,290
1,525,000	3.95%, 03/10/2025(4)	1,532,166

		4,325,014

	Water - 0.0%
625,000	American Water Capital Corp. 2.95%, 09/01/2027	607,694

	Total Corporate Bonds (cost $353,046,596)	$358,640,864

Foreign Government Obligations - 0.5%
	Qatar - 0.3%
	Qatar Government International Bond
4,990,000	2.38%, 06/02/2021(4)	4,922,934
1,680,000	3.88%, 04/23/2023(4)	1,727,830
636,000	4.00%, 03/14/2029(4)	655,469

		7,306,233

	Saudi Arabia - 0.2%
	Saudi Government International Bond
935,000	2.38%, 10/26/2021(4)	918,716
1,680,000	2.88%, 03/04/2023(4)	1,663,788
760,000	4.00%, 04/17/2025(4)	778,081

		3,360,585

	Total Foreign Government Obligations (cost $10,577,245)	$10,666,818

Municipal Bonds - 0.9%
	General - 0.3%
	Chicago, IL, Transit Auth
205,000	6.30%, 12/01/2021	215,582
900,000	6.90%, 12/01/2040	1,181,853
365,000	City of Sacramento, CA 6.42%, 08/01/2023	415,260
2,205,000	New York State Urban Dev Corp. 2.10%, 03/15/2022	2,184,824

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,355,000	Sales Tax Securitization Corp. 4.79%, 01/01/2048	$1,458,265
600,000	San Jose, CA, Redev Successor Agency 3.38%, 08/01/2034	599,484

		6,055,268

	General Obligation - 0.4%
	California State, GO Taxable
420,000	7.35%, 11/01/2039	611,327
540,000	7.55%, 04/01/2039	820,109
685,000	Chicago, IL, Metropolitan Water Reclamation, GO 5.72%, 12/01/2038	864,292
3,780,000	Illinois State, GO 5.10%, 06/01/2033	3,714,303
2,065,000	State of Connecticut, GO 2.99%, 01/15/2023	2,070,369

		8,080,400

	Power - 0.0%
485,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	490,738

	Transportation - 0.1%
875,000	Illinois State Toll Highway Auth 6.18%, 01/01/2034	1,127,254
570,000	New York and New Jersey Port Auth, Taxable Rev 6.04%, 12/01/2029	707,626

		1,834,880

	Utility - Electric - 0.1%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035(4)	989,084
	Municipal Electric Auth, GA
1,363,000	6.64%, 04/01/2057	1,533,920
415,000	6.66%, 04/01/2057	498,818

		3,021,822

	Total Municipal Bonds (cost $18,232,492)	$19,483,108

U.S. Government Agencies - 0.9%
	Mortgage-Backed Agencies - 0.9%
	FHLMC - 0.5%
$ 10,856,428	3.50%, 08/01/2048	$11,032,030
29,276	4.00%, 03/01/2041	30,388
21,549	12 mo. USD CMT + 2.249%, 4.41%, 04/01/2029(5)	22,402

		11,084,820

	FNMA - 0.2%
$ 849,255	1 mo. USD LIBOR + 0.400%, 2.88%, 10/25/2024(5)	$846,371
50,816	4.50%, 11/01/2023	52,913
130,444	4.50%, 03/01/2038	137,860
71,794	4.50%, 11/01/2039	75,866
45,516	4.50%, 04/01/2040	48,327
109,983	4.50%, 08/01/2040	116,282
39,913	4.50%, 02/01/2041	42,197
552,474	4.50%, 04/01/2041	584,109
315,073	4.50%, 06/01/2041	333,113
471,078	4.50%, 07/01/2041	497,910
162,462	4.50%, 09/01/2041	170,943
71,610	4.50%, 07/01/2044	74,748

		2,980,639

	GNMA - 0.2%
$ 84,512	5.00%, 07/15/2037	$90,739
10,897	6.00%, 06/15/2024	11,737
4,715	6.00%, 07/15/2026	5,078
4,851	6.00%, 01/15/2028	5,225
1,838	6.00%, 03/15/2028	1,989

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 46,060	6.00%, 04/15/2028	$49,711
69,806	6.00%, 05/15/2028	75,188
18,691	6.00%, 06/15/2028	20,133
42,878	6.00%, 07/15/2028	46,184
16,716	6.00%, 08/15/2028	18,005
44,100	6.00%, 09/15/2028	47,501
96,318	6.00%, 10/15/2028	103,745
94,652	6.00%, 11/15/2028	101,951
88,803	6.00%, 12/15/2028	95,654
2,469	6.00%, 12/15/2031	2,700
23,927	6.00%, 09/15/2032	26,889
8,131	6.00%, 11/15/2032	9,074
1,948	6.00%, 04/15/2033	2,099
85,671	6.00%, 06/15/2033	93,415
32,231	6.00%, 10/15/2033	36,206
4,124	6.00%, 11/15/2033	4,629
60,621	6.00%, 10/15/2034	65,702
57,572	6.00%, 01/15/2035	62,012
7,228	6.00%, 05/15/2035	7,785
11,341	6.00%, 06/15/2035	12,308
516	6.50%, 03/15/2026	567
4,471	6.50%, 01/15/2028	4,909
44,090	6.50%, 03/15/2028	48,401
106,165	6.50%, 04/15/2028	116,548
30,344	6.50%, 05/15/2028	33,312
162,968	6.50%, 06/15/2028	178,908
6,565	6.50%, 10/15/2028	7,207
2,756	6.50%, 02/15/2035	3,097
16,027	7.00%, 11/15/2031	17,622
8,110	7.00%, 03/15/2032	8,947
1,109,447	7.00%, 11/15/2032	1,293,920
151,085	7.00%, 01/15/2033	172,871
158,991	7.00%, 05/15/2033	181,148
28,992	7.00%, 07/15/2033	32,749
190,052	7.00%, 11/15/2033	216,739
75,793	7.50%, 09/16/2035	85,726
159	8.00%, 09/15/2026	171
95	8.00%, 11/15/2026	99
8,638	8.00%, 12/15/2026	9,749
129	8.00%, 09/15/2027	133
5,614	8.00%, 07/15/2029	6,451
2,410	8.00%, 11/15/2029	2,415
12,060	8.00%, 12/15/2029	12,481
4,037	8.00%, 01/15/2030	4,128
5,615	8.00%, 02/15/2030	5,724
864	8.00%, 03/15/2030	873
21,762	8.00%, 04/15/2030	21,937
5,127	8.00%, 05/15/2030	5,281
37,517	8.00%, 06/15/2030	39,515
2,176	8.00%, 07/15/2030	2,257
66,929	8.00%, 08/15/2030	68,382
15,375	8.00%, 09/15/2030	15,709
7,776	8.00%, 11/15/2030	7,868
126,122	8.00%, 12/15/2030	139,230
248	8.00%, 02/15/2031	257
2,492	9.00%, 06/15/2022	2,511

		3,743,501

		17,808,960

	Total U.S. Government Agencies (cost $17,221,982)	$17,808,960

U.S. Government Securities - 8.8%
	U.S. Treasury Securities - 8.8%
	U.S. Treasury Bonds - 4.4%
$ 19,250,000	2.50%, 02/15/2045(10)	$18,162,676
2,280,000	2.50%, 05/15/2046	2,142,933

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,905,000	2.75%, 08/15/2047	$1,877,839
6,964,000	2.75%, 11/15/2047	6,863,620
10,070,800	2.88%, 05/15/2043	10,225,402
7,480,000	3.00%, 08/15/2048	7,742,969
1,300,000	3.00%, 02/15/2049	1,349,613
7,895,000	3.13%, 08/15/2044	8,368,392
2,260,000	3.13%, 05/15/2048	2,396,394
4,630,000	3.38%, 05/15/2044	5,117,778
21,300,000	4.38%, 02/15/2038	26,948,660

		91,196,276

	U.S. Treasury Notes - 4.4%
4,303,336	0.38%, 01/15/2027	4,264,054
7,923,406	0.50%, 01/15/2028	7,902,623
18,125,000	1.50%, 03/31/2023	17,613,819
405,000	2.13%, 12/31/2022	403,339
8,730,000	2.63%, 06/30/2023	8,866,065
13,350,000	2.63%, 12/31/2023	13,576,846
400,000	2.63%, 02/15/2029	407,344
1,365,000	2.75%, 09/30/2020	1,372,731
1,900,000	2.75%, 05/31/2023	1,938,371
1,795,000	2.88%, 10/31/2020	1,809,514
14,520,000	2.88%, 10/31/2023	14,917,031
14,470,000	2.88%, 08/15/2028	15,034,104
1,200,000	3.13%, 11/15/2028	1,272,891

		89,378,732

	Total U.S. Government Securities (cost $171,367,288)	$180,575,008

	Total Long-Term Investments (cost $1,687,235,779)	$2,043,905,985

Short-Term Investments - 0.6%
	Other Investment Pools & Funds - 0.6%
12,431,920	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(11)	12,431,920

	Securities Lending Collateral - 0.0%
2,140	Citibank NA DDCA, 2.40%, 4/1/2019(11)	2,140
20,677	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(11)	20,677
5,781	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(11)	5,781
1,324	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(11)	1,324
12,291	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(11)	12,291
587	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(11)	587

		42,800

	Total Short-Term Investments (cost $12,474,720)	$12,474,720

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Total Investments (cost $1,699,710,499)	99.8%	$2,056,380,705
Other Assets and Liabilities	0.2%	3,100,334

Total Net Assets	100.0%	$2,059,481,039

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2019, the aggregate fair value of these securities was $10,167,784, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $10,167,784 or 0.5% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	11,702,200	$5,090,681	$6,436,210
11/2013	Tory Burch LLC	67,006	5,251,707	3,731,574

			$10,342,388	$10,167,784

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $169,531,909, representing 8.2% of net assets.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2019.
(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(10)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(11)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	43	06/28/2019	$9,163,031	$34,056
U.S. Treasury 5-Year Note Future	121	06/28/2019	14,015,203	143,920
U.S. Treasury 10-Year Note Future	52	06/19/2019	6,459,375	17,592

Total				$195,568

Total futures contracts				$195,568

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Redev	Redevelopment
Rev	Revenue

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$128,467,354	$128,467,354	$—	$—
Capital Goods	121,515,130	121,515,130	—	—
Consumer Durables & Apparel	21,491,582	21,491,582	—	—
Consumer Services	16,615,019	16,615,019	—	—
Diversified Financials	10,995,693	10,995,693	—	—
Energy	87,366,285	87,366,285	—	—
Food & Staples Retailing	13,650,508	13,650,508	—	—
Food, Beverage & Tobacco	39,620,371	39,620,371	—	—
Health Care Equipment & Services	112,956,912	97,999,371	14,957,541	—
Household & Personal Products	15,419,454	15,419,454	—	—
Insurance	49,760,858	49,760,858	—	—
Materials	50,704,511	50,704,511	—	—
Media & Entertainment	103,965,992	103,965,992	—	—
Pharmaceuticals, Biotechnology & Life Sciences	140,056,100	97,256,364	42,799,736	—
Real Estate	22,350,080	22,350,080	—	—
Retailing	77,812,676	67,644,892	—	10,167,784
Semiconductors & Semiconductor Equipment	139,852,068	139,852,068	—	—
Software & Services	86,274,302	86,274,302	—	—
Technology Hardware & Equipment	61,148,207	49,092,903	12,055,304	—
Telecommunication Services	31,808,392	31,808,392	—	—
Transportation	20,911,704	20,911,704	—	—
Utilities	33,423,518	33,423,518	—	—
Asset & Commercial Mortgage Backed Securities	70,564,511	—	70,564,511	—
Corporate Bonds	358,640,864	—	358,640,864	—
Foreign Government Obligations	10,666,818	—	10,666,818	—
Municipal Bonds	19,483,108	—	19,483,108	—
U.S. Government Agencies	17,808,960	—	17,808,960	—
U.S. Government Securities	180,575,008	—	180,575,008	—
Short-Term Investments	12,474,720	12,474,720	—	—
Futures Contracts(2)	195,568	195,568	—	—

Total	$2,056,576,273	$1,318,856,639	$727,551,850	$10,167,784

(1)	For the period ended March 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.8%
	Automobiles & Components - 0.8%
47,596	Cie Generale des Etablissements Michelin SCA	$5,623,184
99,335	Delphi Technologies plc	1,913,192
70,695	Ferrari N.V.	9,497,747
392,459	General Motors Co.	14,560,229
153,960	Valeo S.A.(1)	4,469,876

		36,064,228

	Banks - 3.0%
518,826	Bank OZK	15,035,577
408,191	Citigroup, Inc.	25,397,644
55,374	First Republic Bank	5,562,872
67,597	HDFC Bank Ltd. ADR	7,835,168
74,639	HDFC Bank Ltd.	2,498,454
475,789	ING Groep N.V.	5,765,273
587,789	KeyCorp.	9,257,677
517,853	People’s United Financial, Inc.	8,513,503
439,313	PNC Financial Services Group, Inc.	53,886,133

		133,752,301

	Capital Goods - 5.1%
127,304	3M Co.	26,451,225
39,826	Airbus SE	5,278,386
320,600	Fortune Brands Home & Security, Inc.	15,263,766
207,478	General Dynamics Corp.	35,121,876
60,113	Harris Corp.	9,600,647
350,600	Harry’s, Inc.(2)(3)(4)	4,901,388
35,081	IDEX Corp.	5,323,191
158,587	Ingersoll-Rand plc	17,119,467
341,900	Johnson Controls International plc	12,629,786
64,102	L3 Technologies, Inc.	13,228,730
76,604	Lockheed Martin Corp.	22,993,457
54,900	Middleby Corp.*	7,138,647
23,936	Roper Technologies, Inc.	8,185,394
62,946	Safran S.A.	8,627,425
1,031,730	Sanwa Holdings Corp.	12,304,091
96,500	Wabtec Corp.	7,113,980
175,467	Xylem, Inc.	13,868,912

		225,150,368

	Commercial & Professional Services - 3.5%
86,674	Brink’s Co.	6,536,086
78,621	CoStar Group, Inc.*	36,670,407
71,209	Equifax, Inc.	8,438,266
362,359	Herman Miller, Inc.	12,747,790
154,048	IHS Markit Ltd.*	8,377,130
108,148	Intertek Group plc	6,851,093
290,229	Republic Services, Inc.	23,328,607
988,941	Steelcase, Inc. Class A	14,389,092
303,358	TransUnion	20,276,449
197,015	Waste Connections, Inc.	17,453,559

		155,068,479

	Consumer Durables & Apparel - 2.4%
144,400	Carter’s, Inc.	14,554,076
151,231	Lennar Corp. Class A	7,423,930
562,768	Newell Brands, Inc.	8,632,861
578,014	NIKE, Inc. Class B	48,674,559
61,932	Polaris Industries, Inc.	5,228,918
411,859	Skechers USA, Inc. Class A*	13,842,581
157,512	Tapestry, Inc.	5,117,565
69,234	Under Armour, Inc. Class A*	1,463,607
205,654	Under Armour, Inc. Class C*	3,880,691

		108,818,788

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Consumer Services - 3.3%
18,160	Chipotle Mexican Grill, Inc.*(1)	$12,899,230
32,451	Domino’s Pizza, Inc.	8,375,603
514,432	DraftKings, Inc.*(2)(3)(4)	1,311,575
74,971	Grand Canyon Education, Inc.*	8,584,929
140,368	Hilton Grand Vacations, Inc.*	4,330,353
67,663	Marriott International, Inc. Class A	8,463,965
78,688	Marriott Vacations Worldwide Corp.	7,357,328
283,659	McDonald’s Corp.	53,866,844
80,330	New Oriental Education & Technology Group, Inc. ADR*	7,236,930
128,410	Norwegian Cruise Line Holdings Ltd.*	7,057,414
131,921	Planet Fitness, Inc. Class A*	9,065,611
84,354	Royal Caribbean Cruises Ltd.	9,668,655
44,131	Vail Resorts, Inc.	9,589,666

		147,808,103

	Diversified Financials - 2.8%
447,606	American Express Co.	48,923,336
125,600	Intercontinental Exchange, Inc.	9,563,184
1,039,995	Natixis S.A.	5,570,515
131,141	Raymond James Financial, Inc.	10,545,048
1,510,570	SLM Corp.	14,969,749
537,755	TD Ameritrade Holding Corp.	26,882,372
207,400	Voya Financial, Inc.	10,361,704

		126,815,908

	Energy - 3.6%
175,203	Anadarko Petroleum Corp.	7,968,232
733,717	Canadian Natural Resources Ltd.	20,177,217
200,300	Chevron Corp.	24,672,954
203,415	Cimarex Energy Co.	14,218,709
186,265	Concho Resources, Inc.	20,667,964
143,981	Diamondback Energy, Inc.	14,618,391
308,400	Enbridge, Inc.	11,182,584
1,240,270	Encana Corp.	8,984,034
50,444	EOG Resources, Inc.	4,801,260
384,406	Halliburton Co.	11,263,096
366,440	Tenaris S.A. ADR	10,351,930
190,994	TOTAL S.A.	10,628,680

		159,535,051

	Food & Staples Retailing - 1.4%
105,987	Costco Wholesale Corp.	25,663,692
503,035	Kroger Co.	12,374,661
226,201	Walgreens Boots Alliance, Inc.	14,311,737
118,964	Walmart, Inc.	11,602,559

		63,952,649

	Food, Beverage & Tobacco - 6.0%
352,529	Altria Group, Inc.	20,245,741
213,971	Archer-Daniels-Midland Co.	9,228,569
336,841	British American Tobacco plc	14,052,267
1,079,270	Coca-Cola Co.	50,574,592
1,180,990	Diageo plc	48,328,519
83,626	Hershey Co.	9,602,774
158,486	Lamb Weston Holdings, Inc.	11,876,941
585,900	Monster Beverage Corp.*	31,978,422
398,346	PepsiCo., Inc.	48,817,302
263,301	Philip Morris International, Inc.	23,273,175

		267,978,302

	Health Care Equipment & Services - 9.2%
66,938	Align Technology, Inc.*	19,032,482
642,039	Baxter International, Inc.	52,204,191
96,221	Becton Dickinson and Co.	24,029,271
526,000	CVS Health Corp.	28,367,180
419,737	Danaher Corp.	55,413,679
33,173	DexCom, Inc.*	3,950,904

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

30,152	Edwards Lifesciences Corp.*	$5,768,982
148,073	Haemonetics Corp.*	12,953,426
107,639	Insulet Corp.*	10,235,393
434,278	Koninklijke Philips N.V. ADR	17,744,599
134,856	Koninklijke Philips N.V.	5,509,886
127,502	McKesson Corp.	14,925,384
615,014	Medtronic plc	56,015,475
51,415	Penumbra, Inc.*	7,558,519
126,821	Stryker Corp.	25,049,684
105,382	Tandem Diabetes Care, Inc.*	6,691,757
62,883	Teleflex, Inc.	19,000,727
123,974	UnitedHealth Group, Inc.	30,653,811
58,679	WellCare Health Plans, Inc.*	15,828,660

		410,934,010

	Household & Personal Products - 1.2%
629,593	Colgate-Palmolive Co.	43,152,304
736,971	Coty, Inc. Class A	8,475,167

		51,627,471

	Insurance - 5.2%
379,750	Aflac, Inc.	18,987,500
230,150	American International Group, Inc.	9,910,259
266,600	Athene Holding Ltd. Class A*	10,877,280
329,277	Chubb Ltd.	46,125,122
588,900	CNO Financial Group, Inc.	9,528,402
228,649	Fidelity National Financial, Inc.	8,357,121
905,877	Lancashire Holdings Ltd.	7,715,044
144,030	Lincoln National Corp.	8,454,561
311,427	Marsh & McLennan Cos., Inc.	29,242,995
773,063	MetLife, Inc.	32,909,292
839,111	Ping An Insurance Group Co. of China Ltd. Class H(1)	9,446,891
91,496	RenaissanceRe Holdings Ltd.	13,129,676
747,201	Unum Group	25,277,810

		229,961,953

	Materials - 3.5%
286,900	Alcoa Corp.*	8,079,104
280,597	Anglo American plc	7,504,950
194,891	Cabot Corp.	8,113,312
223,499	Celanese Corp.	22,039,236
391,429	CRH plc	12,128,243
129,043	Eastman Chemical Co.	9,791,783
159,631	FMC Corp.	12,262,853
183,177	Linde plc	32,226,330
149,303	Livent Corp.*	1,833,441
153,333	Nucor Corp.	8,946,981
146,862	Nutrien Ltd.(1)	7,745,601
259,270	Reliance Steel & Aluminum Co.	23,401,710

		154,073,544

	Media & Entertainment - 4.4%
114,735	Activision Blizzard, Inc.	5,223,885
10,949	Alphabet, Inc. Class A*	12,885,769
6,736	Alphabet, Inc. Class C*	7,903,416
23,607	Charter Communications, Inc. Class A*	8,189,504
879,000	Comcast Corp. Class A	35,142,420
148,471	Electronic Arts, Inc.*	15,089,108
32,173	Facebook, Inc. Class A*	5,362,917
75,686	Netflix, Inc.*	26,986,600
205,748	Spotify Technology S.A.*	28,557,822
188,903	Tencent Holdings Ltd.	8,687,230
58,846	TripAdvisor, Inc.*	3,027,627
126,498	Walt Disney Co.	14,045,073
521,558	Yandex N.V. Class A*	17,910,302
187,664	Zillow Group, Inc. Class C*(1)	6,519,447

		195,531,120

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
246,737	Agilent Technologies, Inc.	$19,832,720
257,450	Alkermes plc*	9,394,351
90,793	Allergan plc	13,293,003
194,023	Alnylam Pharmaceuticals, Inc.*	18,131,449
229,189	Bausch Health Cos., Inc.*	5,660,968
39,445	Biogen, Inc.*	9,324,009
11,579	Bluebird Bio, Inc.*	1,821,724
296,018	Bristol-Myers Squibb Co.	14,123,019
12,700	Elanco Animal Health, Inc.*	407,289
248,019	Exact Sciences Corp.*	21,483,406
125,641	Five Prime Therapeutics, Inc.*	1,683,589
7,400	Galapagos N.V. ADR*	871,572
56,116	Galapagos N.V.*	6,598,488
83,795	Gilead Sciences, Inc.	5,447,513
102,706	Incyte Corp.*	8,833,743
370,797	Ionis Pharmaceuticals, Inc.*	30,097,592
345,788	Johnson & Johnson	48,337,705
330,000	Merck & Co., Inc.	27,446,100
26,400	Mettler-Toledo International, Inc.*	19,087,200
218,707	Mylan N.V.*	6,198,156
629,144	Pfizer, Inc.	26,719,746
41,694	Sage Therapeutics, Inc.*	6,631,431
127,229	Seattle Genetics, Inc.*	9,318,252
33,785	Thermo Fisher Scientific, Inc.	9,247,630

		319,990,655

	Real Estate - 6.0%
352,000	Acadia Realty Trust REIT	9,599,040
94,142	Alexandria Real Estate Equities, Inc. REIT	13,420,884
309,369	American Tower Corp. REIT	60,964,255
90,809	AvalonBay Communities, Inc. REIT	18,228,091
577,364	Brixmor Property Group, Inc. REIT	10,606,177
520,500	Columbia Property Trust, Inc. REIT	11,716,455
61,049	Crown Castle International Corp. REIT	7,814,272
84,822	Equinix, Inc. REIT	38,437,937
1,068,447	Host Hotels & Resorts, Inc. REIT	20,193,648
377,600	Mitsui Fudosan Co., Ltd. REIT	9,512,321
181,633	Public Storage REIT	39,556,035
73,434	Simon Property Group, Inc. REIT	13,380,409
202,147	Welltower, Inc. REIT	15,686,607

		269,116,131

	Retailing - 6.3%
151,317	Alibaba Group Holding Ltd. ADR*	27,607,787
8,451,700	Allstar Co.*(2)(3)(4)	4,648,435
30,429	Amazon.com, Inc.*	54,186,442
8,875	Booking Holdings, Inc.*	15,486,076
28,000	Burlington Stores, Inc.*	4,387,040
329,277	Delivery Hero SE*(5)	11,893,604
200,415	Expedia Group, Inc.	23,849,385
198,686	Floor & Decor Holdings, Inc. Class A*	8,189,837
108,998	Genuine Parts Co.	12,211,046
136,486	Home Depot, Inc.	26,190,298
1,637,359	Just Eat plc*	16,022,207
69,430	Lowe’s Cos., Inc.	7,600,502
209,054	Ross Stores, Inc.	19,462,927
696,017	TJX Cos., Inc.	37,035,065
115,140	Tory Burch LLC*(2)(3)(4)	6,412,129
47,662	Wayfair, Inc. Class A*	7,075,424

		282,258,204

	Semiconductors & Semiconductor Equipment - 2.9%
608,590	Advanced Micro Devices, Inc.*	15,531,217
107,172	Broadcom, Inc.	32,227,692
515,600	Intel Corp.	27,687,720
148,472	KLA-Tencor Corp.	17,729,041

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

374,047	Marvell Technology Group Ltd.	$7,439,795
304,718	Micron Technology, Inc.*	12,593,995
1,133,190	Taiwan Semiconductor Manufacturing Co., Ltd.	9,075,783
39,388	Universal Display Corp.	6,020,456

		128,305,699

	Software & Services - 10.5%
259,114	2U, Inc.*	18,358,227
174,881	Accenture plc Class A	30,782,554
26,847	Adobe, Inc.*	7,154,457
224,022	Amdocs Ltd.	12,121,830
50,676	Capgemini SE	6,149,119
85,329	FleetCor Technologies, Inc.*	21,041,278
1,142,594	Genpact Ltd.	40,196,457
205,309	Global Payments, Inc.	28,028,785
273,439	GoDaddy, Inc. Class A*	20,559,878
246,447	Guidewire Software, Inc.*	23,944,791
33,184	Intuit, Inc.	8,674,629
405,318	Microsoft Corp.	47,803,205
169,376	PayPal Holdings, Inc.*	17,588,004
36,064	Salesforce.com, Inc.*	5,711,456
180,318	ServiceNow, Inc.*	44,446,584
40,437	Shopify, Inc. Class A*	8,355,093
88,913	Splunk, Inc.*	11,078,560
117,607	VeriSign, Inc.*	21,352,727
192,132	Visa, Inc. Class A	30,009,097
81,557	VMware, Inc. Class A	14,721,854
57,265	WEX, Inc.*	10,994,307
149,093	Workday, Inc. Class A*	28,752,585
94,604	Zendesk, Inc.*	8,041,340

		465,866,817

	Technology Hardware & Equipment - 2.1%
191,975	CDW Corp.	18,500,631
69,400	Coherent, Inc.*	9,835,368
425,914	Flex Ltd.*	4,259,140
11,190	Keyence Corp.	6,995,932
236,486	Samsung Electronics Co., Ltd.	9,327,701
221,175	TE Connectivity Ltd.	17,859,881
412,880	Western Digital Corp.	19,843,013
43,007	Zebra Technologies Corp. Class A*	9,011,257

		95,632,923

	Telecommunication Services - 1.7%
677,416	AT&T, Inc.	21,243,766
37,610,802	China Tower Corp. Ltd. Class H*(5)	8,736,221
56,523	T-Mobile US, Inc.*	3,905,739
685,742	Verizon Communications, Inc.	40,547,924

		74,433,650

	Transportation - 2.9%
503,574	Canadian National Railway Co.	45,079,925
99,919	CSX Corp.	7,475,939
266,881	Delta Air Lines, Inc.	13,784,404
174,430	Expeditors International of Washington, Inc.	13,239,237
267,272	Southwest Airlines Co.	13,874,089
217,854	Union Pacific Corp.	36,425,189

		129,878,783

	Utilities - 1.8%
144,536	Dominion Energy, Inc.	11,080,130
1,367,857	Iberdrola S.A.	12,009,464
462,977	NRG Energy, Inc.	19,667,263
131,541	OGE Energy Corp.	5,672,048
86,742	Sempra Energy	10,917,348

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

401,719	Southern Co.	$20,760,838

		80,107,091

	Total Common Stocks (cost $3,940,168,408)	$4,312,662,228

Preferred Stocks - 1.2%
	Consumer Services - 0.0%
16,619	Airbnb, Inc. Series E*(2)(3)(4)	1,821,110

	Diversified Financials - 0.0%
85,350	Social Finance, Inc. Series F*(2)(3)(4)	1,387,791

	Software & Services - 1.2%
29,504	Magic Leap, Inc. Series C*(2)(3)(4)	796,608
50,200	Nanigans, Inc. Series D*(2)(3)(4)	207,326
264,470	Pinterest, Inc. Series G*(2)(3)(4)	4,070,193
20,891	Sharecare Series B2*(2)(3)(4)	4,658,693
749,645	Uber Technologies, Inc. Series D*(2)(3)(4)	41,995,113

		51,727,933

	Total Preferred Stocks (cost $26,666,595)	$54,936,834

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C*(2)(3)(4)	1,267,688

	Total Convertible Preferred Stocks (cost $1,097,607)	$1,267,688

Escrows - 0.0%(6)
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.*(2)(3)(4)	20,467

	Total Escrows (cost $—)	$20,467

	Total Long-Term Investments (cost $3,967,932,610)	$4,368,887,217

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 2.0%
90,557,243	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.47%(7)	90,557,243

	Securities Lending Collateral - 0.3%
674,155	Citibank NA DDCA, 2.40%, 4/1/2019(7)	674,155
6,513,748	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(7)	6,513,748
1,821,218	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(7)	1,821,218
417,261	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(7)	417,261
3,871,937	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(7)	3,871,937
184,781	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(7)	184,781

		13,483,100

	Total Short-Term Investments (cost $104,040,343)	$104,040,343

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Total Investments (cost $4,071,972,953)	100.3%	$4,472,927,560
Other Assets and Liabilities	(0.3)%	(14,885,011)

Total Net Assets	100.0%	$4,458,042,549

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2019, the aggregate fair value of these securities was $73,498,516, which represented 1.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $73,498,516 or 1.6% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value

06/2015	Airbnb, Inc. Series E Preferred	16,619	$1,547,136	$1,821,110
08/2011	Allstar Co.	8,451,700	3,676,649	4,648,435
07/2015	DraftKings, Inc.	514,432	1,938,196	1,311,575
06/2015	Harry’s, Inc.	350,600	4,713,607	4,901,388
08/2014	Honest Co. Series C Preferred Convertible	40,566	1,097,607	1,267,688
12/2015	Magic Leap, Inc. Series C Preferred	29,504	679,566	796,608
03/2015	Nanigans, Inc. Series D Preferred	50,200	548,109	207,326
01/2014	One Kings Lane, Inc.	127,917	—	20,467
03/2015	Pinterest, Inc. Series G Preferred	264,470	5,695,963	4,070,193
03/2015	Sharecare Series B2 Preferred	20,891	5,220,034	4,658,693
09/2015	Social Finance, Inc. Series F Preferred	85,350	1,346,507	1,387,791
11/2013	Tory Burch LLC	115,140	9,024,247	6,412,129
06/2014	Uber Technologies, Inc. Series D Preferred	749,645	11,629,280	41,995,113

			$47,116,901	$73,498,516

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $20,629,825, representing 0.5% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Futures Contracts Outstanding at March 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	507	06/21/2019	$71,938,230	$2,176,556

Total futures contracts				$2,176,556

Foreign Currency Contracts Outstanding at March 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,597,103	USD	5,793,000	EUR	GSC	06/19/19	$54,651	$—
9,365,227	USD	1,035,944,000	JPY	MSC	06/19/19	—	(40,549)
Total						$54,651	$(40,549)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

Currency Abbreviations:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:

S&P	Standard & Poors

Other Abbreviations:

ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$36,064,228	$16,473,421	$19,590,807	$—
Banks	133,752,301	125,488,574	8,263,727	—
Capital Goods	225,150,368	194,039,078	26,209,902	4,901,388
Commercial & Professional Services	155,068,479	148,217,386	6,851,093	—
Consumer Durables & Apparel	108,818,788	108,818,788	—	—
Consumer Services	147,808,103	146,496,528	—	1,311,575
Diversified Financials	126,815,908	121,245,393	5,570,515	—
Energy	159,535,051	148,906,371	10,628,680	—
Food & Staples Retailing	63,952,649	63,952,649	—	—
Food, Beverage & Tobacco	267,978,302	205,597,516	62,380,786	—
Health Care Equipment & Services	410,934,010	405,424,124	5,509,886	—
Household & Personal Products	51,627,471	51,627,471	—	—
Insurance	229,961,953	212,800,018	17,161,935	—
Materials	154,073,544	134,440,351	19,633,193	—
Media & Entertainment	195,531,120	186,843,890	8,687,230	—
Pharmaceuticals, Biotechnology & Life Sciences	319,990,655	313,392,167	6,598,488	—
Real Estate	269,116,131	259,603,810	9,512,321	—
Retailing	282,258,204	255,175,433	16,022,207	11,060,564
Semiconductors & Semiconductor Equipment	128,305,699	119,229,916	9,075,783	—
Software & Services	465,866,817	459,717,698	6,149,119	—
Technology Hardware & Equipment	95,632,923	79,309,290	16,323,633	—
Telecommunication Services	74,433,650	65,697,429	8,736,221	—
Transportation	129,878,783	129,878,783	—	—
Utilities	80,107,091	68,097,627	12,009,464	—
Preferred Stocks	54,936,834	—	—	54,936,834
Convertible Preferred Stocks	1,267,688	—	—	1,267,688
Escrows	20,467	—	—	20,467
Short-Term Investments	104,040,343	104,040,343	—	—
Foreign Currency Contracts(2)	54,651	—	54,651	—
Futures Contracts(2)	2,176,556	2,176,556	—	—

Total	$4,475,158,767	$4,126,690,610	$274,969,641	$73,498,516

Liabilities
Foreign Currency Contracts(2)	$(40,549)	$—	$(40,549)	$—

Total	$(40,549)	$—	$(40,549)	$—

(1)	For the period ended March 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended March 31, 2019:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$14,140,505	$45,317,120	$1,259,169	$72,851	$60,789,645

Purchases	-	-	-	-	-

Sales	-	-	-	(55,363)	(55,363)

Total realized gain/(loss)	-	-	-	55,363	55,363

Net change in unrealized appreciation/depreciation	3,133,022	9,619,714	8,519	(52,384)	12,708,871

Transfers into Level 3	-	-	-	-	-

Transfers out of Level 3	-	-	-	-	-

Ending balance	$17,273,527	$54,936,834	$1,267,688	$20,467	$73,498,516

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at March 31, 2019 was $12,758,697.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Banks - 7.7%
571,538	Bank of America Corp.	$15,768,734
192,942	Fifth Third Bancorp	4,865,997
155,505	JP Morgan Chase & Co.	15,741,771
96,887	PNC Financial Services Group, Inc.	11,884,159

		48,260,661

	Capital Goods - 5.2%
88,460	AMETEK, Inc.	7,339,526
144,325	Fortune Brands Home & Security, Inc.	6,871,313
34,839	General Dynamics Corp.	5,897,546
48,228	Illinois Tool Works, Inc.	6,922,165
36,955	Snap-on, Inc.	5,784,197

		32,814,747

	Commercial & Professional Services - 2.6%
34,380	Equifax, Inc.	4,074,030
92,944	IHS Markit Ltd.*	5,054,295
89,643	Republic Services, Inc.	7,205,504

		16,333,829

	Consumer Durables & Apparel - 3.0%
127,831	NIKE, Inc. Class B	10,764,648
97,105	VF Corp.	8,439,396

		19,204,044

	Consumer Services - 2.7%
76,938	Hilton Worldwide Holdings, Inc.	6,394,317
55,485	McDonald’s Corp.	10,536,602

		16,930,919

	Diversified Financials - 2.1%
62,699	American Express Co.	6,853,000
79,762	Capital One Financial Corp.	6,515,758

		13,368,758

	Energy - 2.0%
107,321	Continental Resources, Inc.*	4,804,761
84,912	EOG Resources, Inc.	8,081,924

		12,886,685

	Food & Staples Retailing - 3.2%
39,397	Costco Wholesale Corp.	9,539,590
111,735	Walmart, Inc.	10,897,514

		20,437,104

	Food, Beverage & Tobacco - 2.7%
37,955	Constellation Brands, Inc. Class A	6,654,650
87,415	Kellogg Co.	5,015,873
99,256	Monster Beverage Corp.*	5,417,392

		17,087,915

	Health Care Equipment & Services - 12.0%
116,165	Abbott Laboratories	9,286,230
36,120	Anthem, Inc.	10,365,718
146,468	Baxter International, Inc.	11,909,313
53,921	Danaher Corp.	7,118,650
131,314	Hologic, Inc.*	6,355,598
45,991	Laboratory Corp. of America Holdings*	7,035,703
103,201	Medtronic plc	9,399,547
57,933	UnitedHealth Group, Inc.	14,324,514

		75,795,273

	Household & Personal Products - 4.4%
143,112	Colgate-Palmolive Co.	9,808,896
23,101	Estee Lauder Cos., Inc. Class A	3,824,371

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

138,332	Procter & Gamble Co.	$14,393,445

		28,026,712

	Insurance - 3.7%
86,432	Allstate Corp.	8,140,165
93,966	Athene Holding Ltd. Class A*	3,833,813
79,186	Chubb Ltd.	11,092,375

		23,066,353

	Materials - 2.0%
46,278	Ecolab, Inc.	8,169,918
37,446	PPG Industries, Inc.	4,226,530

		12,396,448

	Media & Entertainment - 4.5%
14,907	Alphabet, Inc. Class A*	17,543,899
3,854	Alphabet, Inc. Class C*	4,521,937
39,465	Facebook, Inc. Class A*	6,578,421

		28,644,257

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
34,664	Allergan plc	5,075,156
110,153	Bristol-Myers Squibb Co.	5,255,400
98,734	Eli Lilly & Co.	12,811,724
129,913	Merck & Co., Inc.	10,804,864
36,437	Thermo Fisher Scientific, Inc.	9,973,536

		43,920,680

	Real Estate - 1.4%
39,381	American Tower Corp. REIT	7,760,420
6,700	Boston Properties, Inc. REIT	896,996

		8,657,416

	Retailing - 3.9%
3,745	Amazon.com, Inc.*	6,668,909
4,350	Booking Holdings, Inc.*	7,590,358
191,927	TJX Cos., Inc.	10,212,436

		24,471,703

	Semiconductors & Semiconductor Equipment - 2.1%
115,472	Micron Technology, Inc.*	4,772,458
183,303	ON Semiconductor Corp.*	3,770,542
119,183	Teradyne, Inc.	4,748,251

		13,291,251

	Software & Services - 12.3%
122,784	GoDaddy, Inc. Class A*	9,232,129
116,690	Leidos Holdings, Inc.	7,478,662
56,322	Mastercard, Inc. Class A	13,261,015
157,193	Microsoft Corp.	18,539,343
52,530	Salesforce.com, Inc.*	8,319,176
124,286	SS&C Technologies Holdings, Inc.	7,915,775
65,673	Total System Services, Inc.	6,239,592
32,905	Workday, Inc. Class A*	6,345,729

		77,331,421

	Technology Hardware & Equipment - 5.2%
66,585	Apple, Inc.	12,647,821
54,882	CDW Corp.	5,288,978
64,240	Motorola Solutions, Inc.	9,020,581
79,967	NetApp, Inc.	5,544,912

		32,502,292

	Telecommunication Services - 2.0%
213,576	Verizon Communications, Inc.	12,628,749

	Transportation - 1.1%
36,936	Norfolk Southern Corp.	6,902,969

	Utilities - 5.1%
132,029	American Electric Power Co., Inc.	11,057,429

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

66,704	NextEra Energy, Inc.		$12,895,217
86,504	Pinnacle West Capital Corp.		8,268,052

			32,220,698

	Total Common Stocks (cost $449,749,044)		$617,180,884

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.2%
13,897,922	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.47%(1)		13,897,922

	Total Short-Term Investments (cost $13,897,922)		$13,897,922

	Total Investments (cost $463,646,966)	100.1%	$631,078,806
	Other Assets and Liabilities	(0.1)%	(862,082)

	Total Net Assets	100.0%	$630,216,724

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$48,260,661	$48,260,661	$—	$—
Capital Goods	32,814,747	32,814,747	—	—
Commercial & Professional Services	16,333,829	16,333,829	—	—
Consumer Durables & Apparel	19,204,044	19,204,044	—	—
Consumer Services	16,930,919	16,930,919	—	—
Diversified Financials	13,368,758	13,368,758	—	—
Energy	12,886,685	12,886,685	—	—
Food & Staples Retailing	20,437,104	20,437,104	—	—
Food, Beverage & Tobacco	17,087,915	17,087,915	—	—
Health Care Equipment & Services	75,795,273	75,795,273	—	—
Household & Personal Products	28,026,712	28,026,712	—	—
Insurance	23,066,353	23,066,353	—	—
Materials	12,396,448	12,396,448	—	—
Media & Entertainment	28,644,257	28,644,257	—	—
Pharmaceuticals, Biotechnology & Life Sciences	43,920,680	43,920,680	—	—
Real Estate	8,657,416	8,657,416	—	—
Retailing	24,471,703	24,471,703	—	—
Semiconductors & Semiconductor Equipment	13,291,251	13,291,251	—	—
Software & Services	77,331,421	77,331,421	—	—
Technology Hardware & Equipment	32,502,292	32,502,292	—	—
Telecommunication Services	12,628,749	12,628,749	—	—
Transportation	6,902,969	6,902,969	—	—
Utilities	32,220,698	32,220,698	—	—
Short-Term Investments	13,897,922	13,897,922	—	—

Total	$631,078,806	$631,078,806	$—	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Automobiles & Components - 0.3%
116,615	Autoliv, Inc.	$8,574,701

	Banks - 9.5%
3,961,713	Bank of America Corp.	109,303,662
394,537	Bank of Nova Scotia	21,020,931
316,493	Citigroup, Inc.	19,692,195
79,110	Comerica, Inc.	5,800,345
1,003,371	JP Morgan Chase & Co.	101,571,246
377,320	PNC Financial Services Group, Inc.	46,282,071

		303,670,450

	Capital Goods - 6.5%
239,848	Deere & Co.	38,337,304
240,606	Eaton Corp. plc	19,383,220
224,068	General Dynamics Corp.	37,930,231
874,398	Johnson Controls International plc	32,300,262
87,450	Lockheed Martin Corp.	26,248,992
53,151	Raytheon Co.	9,677,734
339,939	United Technologies Corp.	43,814,738

		207,692,481

	Consumer Services - 1.1%
434,117	Hilton Worldwide Holdings, Inc.	36,079,464

	Diversified Financials - 3.2%
68,304	BlackRock, Inc.	29,191,080
137,683	Charles Schwab Corp.	5,887,325
472,969	Intercontinental Exchange, Inc.	36,011,860
351,407	Northern Trust Corp.	31,770,707

		102,860,972

	Energy - 8.6%
337,319	BP plc ADR	14,747,587
678,822	Chevron Corp.	83,617,294
373,509	ConocoPhillips	24,927,991
1,903,341	Encana Corp.	13,780,189
363,244	Exxon Mobil Corp.	29,350,115
115,062	Halliburton Co.	3,371,317
678,361	Hess Corp.	40,857,683
600,362	Noble Energy, Inc.	14,846,952
1,095,407	Suncor Energy, Inc.	35,524,049
284,664	Total S.A. ADR	15,841,551

		276,864,728

	Food & Staples Retailing - 1.5%
440,347	Sysco Corp.	29,397,566
203,970	Walmart, Inc.	19,893,194

		49,290,760

	Food, Beverage & Tobacco - 2.8%
639,202	Coca-Cola Co.	29,953,006
382,759	PepsiCo., Inc.	46,907,115
133,464	Philip Morris International, Inc.	11,796,883

		88,657,004

	Health Care Equipment & Services - 5.2%
323,523	Abbott Laboratories	25,862,429
500,977	CVS Health Corp.	27,017,690
552,546	Medtronic plc	50,325,890
184,167	UnitedHealth Group, Inc.	45,537,132
137,716	Universal Health Services, Inc. Class B	18,422,269

		167,165,410

	Household & Personal Products - 0.7%
384,346	Unilever N.V.	22,403,528

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Insurance - 6.9%
648,704	American International Group, Inc.	$27,933,194
48,361	Brighthouse Financial, Inc.*	1,755,021
502,720	Chubb Ltd.	70,421,017
309,651	Marsh & McLennan Cos., Inc.	29,076,229
608,746	Principal Financial Group, Inc.	30,552,962
688,666	Prudential Financial, Inc.	63,274,632

		223,013,055

	Materials - 4.4%
151,983	Ball Corp.	8,793,736
666,831	DowDuPont, Inc.	35,548,761
312,026	FMC Corp.	23,969,837
767,091	International Paper Co.	35,493,301
266,637	Livent Corp.*	3,274,302
312,363	PPG Industries, Inc.	35,256,412

		142,336,349

	Media & Entertainment - 5.3%
77,079	Alphabet, Inc. Class A*	90,713,504
1,992,347	Comcast Corp. Class A	79,654,033

		170,367,537

	Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
348,334	Agilent Technologies, Inc.	27,999,087
1,124,098	AstraZeneca plc ADR	45,447,282
1,004,164	Bristol-Myers Squibb Co.	47,908,664
243,565	Eli Lilly & Co.	31,604,994
651,624	Merck & Co., Inc.	54,195,568
396,133	Novartis AG ADR(1)	38,084,227
1,366,438	Pfizer, Inc.	58,032,622

		303,272,444

	Real Estate - 2.8%
210,026	American Tower Corp. REIT	41,387,724
35,985	Essex Property Trust, Inc. REIT	10,408,301
213,198	Simon Property Group, Inc. REIT	38,846,808

		90,642,833

	Retailing - 4.0%
60,755	Alibaba Group Holding Ltd. ADR*	11,084,750
197,800	Expedia Group, Inc.	23,538,200
178,394	Home Depot, Inc.	34,232,025
271,075	Lowe’s Cos., Inc.	29,674,580
556,102	TJX Cos., Inc.	29,590,187

		128,119,742

	Semiconductors & Semiconductor Equipment - 2.7%
1,003,676	Intel Corp.	53,897,401
223,241	KLA-Tencor Corp.	26,657,208
106,662	QUALCOMM, Inc.	6,082,934

		86,637,543

	Software & Services - 6.4%
126,956	Accenture plc Class A	22,346,795
375,190	DXC Technology Co.	24,128,469
129,139	International Business Machines Corp.	18,221,513
1,208,149	Microsoft Corp.	142,489,093

		207,185,870

	Technology Hardware & Equipment - 4.8%
223,596	Apple, Inc.	42,472,060
802,976	Cisco Systems, Inc.	43,352,674
1,554,979	HP, Inc.	30,213,242
269,332	Motorola Solutions, Inc.	37,819,600

		153,857,576

	Telecommunication Services - 4.1%
706,266	AT&T, Inc.	22,148,502

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

1,861,114	Verizon Communications, Inc.		$110,047,671

			132,196,173

	Transportation - 2.9%
415,076	Delta Air Lines, Inc.		21,438,675
219,199	Union Pacific Corp.		36,650,073
304,904	United Parcel Service, Inc. Class B		34,069,973

			92,158,721

	Utilities - 4.8%
620,580	Dominion Energy, Inc.		47,573,663
442,387	Edison International		27,392,603
725,790	Exelon Corp.		36,383,853
223,964	NextEra Energy, Inc.		43,296,720

			154,646,839

	Total Common Stocks (cost $2,293,670,717)		$3,147,694,180

Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 1.9%
62,876,922	Fidelity Institutional Government Fund, Institutional Class, 2.33%(2)		62,876,922

	Securities Lending Collateral - 0.1%
85,260	Citibank NA DDCA, 2.40%, 4/1/2019(2)		85,260
823,790	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(2)		823,790
230,328	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(2)		230,328
52,771	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(2)		52,771
489,682	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(2)		489,682
23,369	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(2)		23,369

			1,705,200

	Total Short-Term Investments (cost $64,582,122)		$64,582,122

	Total Investments (cost $2,358,252,839)	99.9%	$3,212,276,302
	Other Assets and Liabilities	0.1%	2,167,222

	Total Net Assets	100.0%	$3,214,443,524

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$8,574,701	$8,574,701	$—	$—
Banks	303,670,450	303,670,450	—	—
Capital Goods	207,692,481	207,692,481	—	—
Consumer Services	36,079,464	36,079,464	—	—
Diversified Financials	102,860,972	102,860,972	—	—
Energy	276,864,728	276,864,728	—	—
Food & Staples Retailing	49,290,760	49,290,760	—	—
Food, Beverage & Tobacco	88,657,004	88,657,004	—	—
Health Care Equipment & Services	167,165,410	167,165,410	—	—
Household & Personal Products	22,403,528	22,403,528	—	—
Insurance	223,013,055	223,013,055	—	—
Materials	142,336,349	142,336,349	—	—
Media & Entertainment	170,367,537	170,367,537	—	—
Pharmaceuticals, Biotechnology & Life Sciences	303,272,444	303,272,444	—	—
Real Estate	90,642,833	90,642,833	—	—
Retailing	128,119,742	128,119,742	—	—
Semiconductors & Semiconductor Equipment	86,637,543	86,637,543	—	—
Software & Services	207,185,870	207,185,870	—	—
Technology Hardware & Equipment	153,857,576	153,857,576	—	—
Telecommunication Services	132,196,173	132,196,173	—	—
Transportation	92,158,721	92,158,721	—	—
Utilities	154,646,839	154,646,839	—	—
Short-Term Investments	64,582,122	64,582,122	—	—

Total	$3,212,276,302	$3,212,276,302	$—	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Automobiles & Components - 0.7%
24,580	Ferrari N.V.	$3,302,279

	Banks - 1.2%
120,946	Bank of America Corp.	3,336,900
25,654	HDFC Bank Ltd. ADR	2,973,555

		6,310,455

	Capital Goods - 6.2%
28,316	Airbus SE	3,752,895
118,570	Assa Abloy AB Class B	2,559,015
85,242	Atlas Copco AB Class A	2,293,097
13,902	Boeing Co.	5,302,501
16,778	General Dynamics Corp.	2,840,180
16,221	Harris Corp.	2,590,656
97,580	Komatsu Ltd.	2,275,912
23,510	Lockheed Martin Corp.	7,056,761
19,870	Nidec Corp.	2,530,142

		31,201,159

	Commercial & Professional Services - 2.8%
65,684	Edenred	2,991,285
105,148	Experian plc	2,845,869
48,620	IHS Markit Ltd.*	2,643,955
40,337	TransUnion	2,696,125
41,149	Wolters Kluwer N.V.	2,803,448

		13,980,682

	Consumer Durables & Apparel - 3.0%
26,125	Cie Financiere Richemont S.A.	1,905,904
91,864	NIKE, Inc. Class B	7,735,868
54,110	Sony Corp.	2,284,588
146,260	Under Armour, Inc. Class A*	3,091,936

		15,018,296

	Consumer Services - 1.7%
10,171	Domino’s Pizza, Inc.	2,625,135
42,163	Hilton Worldwide Holdings, Inc.	3,504,167
539,612	Sands China Ltd.	2,715,839

		8,845,141

	Diversified Financials - 5.3%
66,842	American Express Co.	7,305,831
42,494	Intercontinental Exchange, Inc.	3,235,493
65,323	Julius Baer Group Ltd.*	2,642,457
4,459	Partners Group Holding AG	3,243,755
17,260	S&P Global, Inc.	3,634,093
140,079	TD Ameritrade Holding Corp.	7,002,549

		27,064,178

	Energy - 1.6%
414,048	Encana Corp.	2,999,203
154,613	Galp Energia SGPS S.A.	2,477,471
64,185	Schlumberger Ltd.	2,796,540

		8,273,214

	Food, Beverage & Tobacco - 3.8%
18,137	Constellation Brands, Inc. Class A	3,179,960
297,247	Davide Campari-Milano S.p.A.	2,920,342
187,643	Diageo plc	7,678,734
22,490	Heineken N.V.	2,377,059
58,554	Monster Beverage Corp.*	3,195,877

		19,351,972

	Health Care Equipment & Services - 7.3%
38,704	Abbott Laboratories	3,093,998
17,877	Anthem, Inc.	5,130,341

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

40,191	Baxter International, Inc.	$3,267,930
66,347	Boston Scientific Corp.*	2,546,398
40,253	Edwards Lifesciences Corp.*	7,701,606
44,500	Hoya Corp.	2,947,557
10,649	Humana, Inc.	2,832,634
26,497	Medtronic plc	2,413,347
12,760	Penumbra, Inc.*	1,875,848
22,129	UnitedHealth Group, Inc.	5,471,616

		37,281,275

	Insurance - 3.2%
413,800	AIA Group Ltd.	4,137,905
17,607	Aon plc	3,005,515
535,538	Ping An Insurance Group Co. of China Ltd. Class H	6,029,201
43,715	Progressive Corp.	3,151,414

		16,324,035

	Materials - 1.7%
150,333	BHP Group plc	3,627,076
257,111	First Quantum Minerals Ltd.	2,914,829
27,180	Shin-Etsu Chemical Co., Ltd.	2,287,165

		8,829,070

	Media & Entertainment - 10.8%
17,843	Alphabet, Inc. Class C*	20,935,370
32,426	Electronic Arts, Inc.*	3,295,454
65,754	Facebook, Inc. Class A*	10,960,534
9,669	Netflix, Inc.*	3,447,579
9,090	Nintendo Co., Ltd.	2,606,020
24,296	Spotify Technology S.A.*	3,372,285
149,320	Tencent Holdings Ltd.	6,866,896
93,771	Yandex N.V. Class A*	3,220,096

		54,704,234

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
45,150	Agilent Technologies, Inc.	3,629,157
94,395	AstraZeneca plc	7,534,740
17,475	Bluebird Bio, Inc.*	2,749,342
22,440	Eisai Co., Ltd.	1,262,627
31,208	Eli Lilly & Co.	4,049,550
43,101	Gilead Sciences, Inc.	2,801,996
18,065	ICON plc*	2,467,318
80,464	Novartis AG	7,734,155
36,146	Seattle Genetics, Inc.*	2,647,333
14,965	Thermo Fisher Scientific, Inc.	4,096,220

		38,972,438

	Real Estate - 1.7%
43,794	American Tower Corp. REIT	8,630,046

	Retailing - 11.5%
39,817	Alibaba Group Holding Ltd. ADR*	7,264,612
12,798	Amazon.com, Inc.*	22,790,038
2,001	Booking Holdings, Inc.*	3,491,565
50,336	Home Depot, Inc.	9,658,975
245,998	Just Eat plc*	2,407,188
34,059	Ross Stores, Inc.	3,170,893
127,587	TJX Cos., Inc.	6,788,904
18,469	Wayfair, Inc. Class A*(1)	2,741,723

		58,313,898

	Semiconductors & Semiconductor Equipment - 3.6%
169,502	Advanced Micro Devices, Inc.*	4,325,691
18,860	ASML Holding N.V.	3,544,733
139,350	Infineon Technologies AG	2,766,434
27,736	KLA-Tencor Corp.	3,311,956
209,520	MediaTek, Inc.	1,926,394

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

321,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$2,570,907

		18,446,115

	Software & Services - 20.5%
23,054	Accenture plc Class A	4,057,965
37,155	Adobe, Inc.*	9,901,436
25,798	Autodesk, Inc.*	4,019,844
22,096	Automatic Data Processing, Inc.	3,529,615
13,384	FleetCor Technologies, Inc.*	3,300,361
25,734	Global Payments, Inc.	3,513,206
15,260	Intuit, Inc.	3,989,117
42,725	Mastercard, Inc. Class A	10,059,601
188,503	Microsoft Corp.	22,232,044
95,110	PayPal Holdings, Inc.*	9,876,222
57,606	Salesforce.com, Inc.*	9,123,062
22,152	ServiceNow, Inc.*	5,460,246
22,018	Splunk, Inc.*	2,743,443
29,697	Total System Services, Inc.	2,821,512
15,416	VeriSign, Inc.*	2,798,929
42,125	Visa, Inc. Class A	6,579,504

		104,006,107

	Technology Hardware & Equipment - 2.2%
34,905	CDW Corp.	3,363,795
51,091	Cisco Systems, Inc.	2,758,403
40,112	NetApp, Inc.	2,781,366
194,783	Sunny Optical Technology Group Co., Ltd.	2,335,134

		11,238,698

	Telecommunication Services - 0.8%
55,588	T-Mobile US, Inc.*	3,841,131

	Transportation - 1.7%
37,111	Canadian National Railway Co.	3,322,175
14,589	Norfolk Southern Corp.	2,726,538
16,314	Union Pacific Corp.	2,727,701

		8,776,414

	Total Common Stocks (cost $385,293,771)	$502,710,837

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 0.9%
4,767,139	Fidelity Institutional Government Fund, Institutional Class, 2.33%(2)	4,767,139

	Securities Lending Collateral - 0.1%
22,950	Citibank NA DDCA, 2.40%, 4/1/2019(2)	22,950
221,745	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(2)	221,745
61,999	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(2)	61,999
14,205	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(2)	14,205
131,811	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(2)	131,811
6,290	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(2)	6,290

		459,000

	Total Short-Term Investments (cost $5,226,139)	$5,226,139

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Total Investments (cost $390,519,910)	100.0%	$507,936,976
Other Assets and Liabilities	0.0%	(179,472)

Total Net Assets	100.0%	$507,757,504

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,302,279	$—	$3,302,279	$—
Banks	6,310,455	6,310,455	—	—
Capital Goods	31,201,159	17,790,098	13,411,061	—
Commercial & Professional Services	13,980,682	5,340,080	8,640,602	—
Consumer Durables & Apparel	15,018,296	10,827,804	4,190,492	—
Consumer Services	8,845,141	6,129,302	2,715,839	—
Diversified Financials	27,064,178	21,177,966	5,886,212	—
Energy	8,273,214	5,795,743	2,477,471	—
Food, Beverage & Tobacco	19,351,972	6,375,837	12,976,135	—
Health Care Equipment & Services	37,281,275	34,333,718	2,947,557	—
Insurance	16,324,035	6,156,929	10,167,106	—
Materials	8,829,070	2,914,829	5,914,241	—
Media & Entertainment	54,704,234	45,231,318	9,472,916	—
Pharmaceuticals, Biotechnology & Life Sciences	38,972,438	22,440,916	16,531,522	—
Real Estate	8,630,046	8,630,046	—	—
Retailing	58,313,898	55,906,710	2,407,188	—
Semiconductors & Semiconductor Equipment	18,446,115	7,637,647	10,808,468	—
Software & Services	104,006,107	104,006,107	—	—
Technology Hardware & Equipment	11,238,698	8,903,564	2,335,134	—
Telecommunication Services	3,841,131	3,841,131	—	—
Transportation	8,776,414	8,776,414	—	—
Short-Term Investments	5,226,139	5,226,139	—	—

Total	$507,936,976	$393,752,753	$114,184,223	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 100.2%
	Biotechnology - 28.0%
20,118	Aimmune Therapeutics, Inc.*	$449,660
187,137	Alder Biopharmaceuticals, Inc.*	2,554,420
109,061	Alkermes plc*	3,979,636
25,097	Alnylam Pharmaceuticals, Inc.*	2,345,315
30,415	Arena Pharmaceuticals, Inc.*	1,363,504
37,917	Assembly Biosciences, Inc.*	746,586
37,097	Audentes Therapeutics, Inc.*	1,447,525
9,980	Biogen, Inc.*	2,359,072
23,371	Bluebird Bio, Inc.*	3,676,959
49,834	Calithera Biosciences, Inc.*	335,881
33,382	Clementia Pharmaceuticals, Inc.*	871,270
180,071	Coherus Biosciences, Inc.*	2,456,168
64,764	CytomX Therapeutics, Inc.*	696,213
67,728	Forty Seven, Inc.*(1)	1,094,484
56,048	G1 Therapeutics, Inc.*	930,397
17,152	Galapagos N.V.*	2,016,845
14,954	Genmab A/S*	2,594,782
51,662	Genus plc	1,493,497
40,494	Global Blood Therapeutics, Inc.*(1)	2,143,347
103,195	GlycoMimetics, Inc.*	1,285,810
41,250	Heron Therapeutics, Inc.*	1,008,150
19,871	Incyte Corp.*	1,709,105
186,273	Ironwood Pharmaceuticals, Inc.*	2,520,274
100,473	Karyopharm Therapeutics, Inc.*	586,762
154,727	Momenta Pharmaceuticals, Inc.*	2,248,183
35,663	Neon Therapeutics, Inc.*	230,383
23,485	ObsEva S.A.*	300,373
87,231	PhaseBio Pharmaceuticals, Inc.*(1)	829,567
87,948	Portola Pharmaceuticals, Inc.*(1)	3,051,796
48,535	Ra Pharmaceuticals, Inc.*	1,087,184
27,975	Radius Health, Inc.*	557,821
359,459	Rigel Pharmaceuticals, Inc.*	923,810
95,912	Seattle Genetics, Inc.*	7,024,595
129,420	Syndax Pharmaceuticals, Inc.*	679,455
16,136	Ultragenyx Pharmaceutical, Inc.*	1,119,193
44,555	UroGen Pharma Ltd.*(1)	1,645,862
33,264	Vertex Pharmaceuticals, Inc.*	6,118,913
21,442	Zealand Pharma A/S ADR*(1)	364,943

		66,847,740

	Health Care Distributors - 0.4%
8,012	McKesson Corp.	937,885

	Health Care Equipment - 22.6%
160,354	Abbott Laboratories	12,818,699
42,513	AtriCure, Inc.*	1,138,923
38,564	Baxter International, Inc.	3,135,639
208,873	Boston Scientific Corp.*	8,016,546
50,590	Danaher Corp.	6,678,892
24,284	Edwards Lifesciences Corp.*	4,646,258
18,547	Globus Medical, Inc. Class A*	916,407
37,246	Koninklijke Philips N.V.	1,521,780
86,054	Medtronic plc	7,837,798
37,450	NuVasive, Inc.*	2,126,786
1,400	Penumbra, Inc.*	205,814
1,500	Shockwave Medical, Inc.*	50,205
97,244	Smith & Nephew plc	1,931,172
23,681	Zimmer Biomet Holdings, Inc.	3,024,064

		54,048,983

	Health Care Facilities - 3.6%
60,970	Acadia Healthcare Co., Inc.*	1,787,031
42,717	HCA Healthcare, Inc.	5,569,442

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

38,639	NMC Health plc	$1,151,702

		8,508,175

	Health Care Services - 0.4%
15,996	Fresenius SE & Co. KGaA	894,047

	Health Care Technology - 2.3%
41,801	Cerner Corp.*	2,391,435
70,494	HMS Holdings Corp.*	2,087,327
18,546	Teladoc Health, Inc.*	1,031,158

		5,509,920

	Life Sciences Tools & Services - 6.5%
8,950	Bio-Techne Corp.	1,777,023
8,612	ICON plc*	1,176,227
24,780	Syneos Health, Inc.*	1,282,613
3,523	Tecan Group AG	832,035
30,590	Thermo Fisher Scientific, Inc.	8,373,095
183,110	WuXi AppTec Co., Ltd. Class H*(2)	2,228,824

		15,669,817

	Managed Health Care - 12.1%
34,561	Anthem, Inc.	9,918,316
12,397	Humana, Inc.	3,297,602
8,407	Molina Healthcare, Inc.*	1,193,458
44,763	UnitedHealth Group, Inc.	11,068,099
12,770	WellCare Health Plans, Inc.*	3,444,707

		28,922,182

	Pharmaceuticals - 24.3%
43,335	Allergan plc	6,344,677
67,679	Amneal Pharmaceuticals, Inc.*	959,012
203,830	AstraZeneca plc ADR	8,240,847
156,278	Bristol-Myers Squibb Co.	7,456,023
24,665	Chugai Pharmaceutical Co., Ltd.	1,698,900
40,900	Daiichi Sankyo Co., Ltd.	1,888,666
39,882	Dermira, Inc.*	540,401
60,154	Eisai Co., Ltd.	3,384,674
31,105	Elanco Animal Health, Inc.*	997,537
60,574	Eli Lilly & Co.	7,860,082
13,496	Hikma Pharmaceuticals plc	315,190
13,851	Kala Pharmaceuticals, Inc.*	114,548
39,811	Laboratorios Farmaceuticos Rovi S.A.	837,338
77,727	Medicines Co.*(1)	2,172,470
230,941	MediWound Ltd.*	1,154,705
74,317	Mylan N.V.*	2,106,144
31,175	MyoKardia, Inc.*	1,620,788
24,763	Novartis AG	2,380,206
77,461	Ono Pharmaceutical Co., Ltd.	1,522,141
63,184	Revance Therapeutics, Inc.*	995,780
767,736	Sino Biopharmaceutical Ltd.	701,630
20,424	Takeda Pharmaceutical Co., Ltd.	836,408
42,991	Teva Pharmaceutical Industries Ltd. ADR*	674,099
14,980	Tricida, Inc.*	578,528
30,550	UCB S.A.	2,624,316

		58,005,110

	Total Common Stocks (cost $204,615,434)	$239,343,859

Short-Term Investments - 9.1%
	Other Investment Pools & Funds - 7.9%
18,788,484	Fidelity Institutional Government Fund, Institutional Class, 2.33%(3)	18,788,484

	Securities Lending Collateral - 1.2%
139,353	Citibank NA DDCA, 2.40%, 4/1/2019(3)	139,353
1,346,444	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(3)	1,346,444
376,460	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(3)	376,460

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

86,251	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(3)		$86,251
800,360	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(3)		800,360
38,196	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(3)		38,196

			2,787,064

	Total Short-Term Investments (cost $21,575,548)		$21,575,548

	Total Investments (cost $226,190,982)	109.3%	$260,919,407
	Other Assets and Liabilities	(9.3)%	(22,100,211)

	Total Net Assets	100.0%	$238,819,196

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of this security was $2,228,824, representing 0.9% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$66,847,740	$60,742,616	$6,105,124	$—
Health Care Distributors	937,885	937,885	—	—
Health Care Equipment	54,048,983	50,596,031	3,452,952	—
Health Care Facilities	8,508,175	7,356,473	1,151,702	—
Health Care Services	894,047	—	894,047	—
Health Care Technology	5,509,920	5,509,920	—	—
Life Sciences Tools & Services	15,669,817	14,837,782	832,035	—
Managed Health Care	28,922,182	28,922,182	—	—
Pharmaceuticals	58,005,110	42,652,979	15,352,131	—
Short-Term Investments	21,575,548	21,575,548	—	—

Total	$260,919,407	$233,131,416	$27,787,991	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 1.0%
	Consumer Services - 0.2%
58,800	Caesars Entertainment Corp.*	$510,972

	Diversified Financials - 0.3%
21,000	OneMain Holdings, Inc.	666,750

	Energy - 0.5%
206,275,142	KCA Deutag*(1)(2)(3)	1,423,298

	Total Common Stocks (cost $4,329,363)	$2,601,020

Asset & Commercial Mortgage Backed Securities - 0.0%
	Asset-Backed - Finance & Insurance - 0.0%
$ 2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(4)(5)	—

	Total Asset & Commercial Mortgage Backed Securities (cost $2,478,958)	$—

Corporate Bonds - 88.6%
	Advertising - 0.3%
760,000	Lamar Media Corp. 5.75%, 02/01/2026(4)	794,200

	Aerospace/Defense - 1.3%
	DAE Funding LLC
370,000	4.50%, 08/01/2022(4)	372,775
760,000	5.00%, 08/01/2024(4)	769,500
2,205,000	TransDigm, Inc. 6.25%, 03/15/2026(4)	2,296,507

		3,438,782

	Agriculture - 0.0%
100,000	Darling Ingredients, Inc. 5.25%, 04/15/2027(4)	101,313

	Airlines - 0.3%
680,000	Bombardier, Inc. 7.88%, 04/15/2027(4)	701,454

	Auto Parts & Equipment - 0.1%
385,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 8.50%, 05/15/2027(4)	385,963

	Biotechnology - 0.1%
370,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(4)(6)	365,375

	Chemicals - 0.9%
	CF Industries, Inc.
140,000	4.95%, 06/01/2043	120,050
767,000	5.15%, 03/15/2034	728,650
220,000	5.38%, 03/15/2044	198,275
	Chemours Co.
970,000	6.63%, 05/15/2023	1,002,825
305,000	7.00%, 05/15/2025	321,012

		2,370,812

	Coal - 0.6%
1,365,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	245,700
1,525,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(4)	1,240,969

		1,486,669

	Commercial Banks - 4.3%
	Banco Bilbao Vizcaya Argentaria S.A.
1,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(7)(8)	1,428,000
EUR 400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(7)(8)(9)	493,353

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

1,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(7)(8)(9)	$1,489,833
	BNP Paribas S.A.
$ 260,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(4)(7)(8)	227,500
1,080,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(4)(7)(8)	1,132,650
690,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(4)(7)(8)	740,521
2,135,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(7)(8)(9)	2,128,480
1,580,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(4)	1,402,250
730,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(4)(7)(8)	689,850
	UniCredit S.p.A.
350,000	6.57%, 01/14/2022(4)	366,246
1,200,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(7)(8)(9)	1,121,899

		11,220,582

	Commercial Services - 3.4%
324,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(4)	304,560
	APX Group, Inc.
995,000	7.63%, 09/01/2023	843,263
860,000	7.88%, 12/01/2022	862,064
985,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023	992,387
1,344,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(4)	1,206,240
1,175,000	Garda World Security Corp. 8.75%, 05/15/2025(4)	1,116,250
	Herc Rentals, Inc.
665,000	7.50%, 06/01/2022(4)	692,431
1,184,000	7.75%, 06/01/2024(4)	1,256,520
385,000	Service Corp. International 4.63%, 12/15/2027	382,594
	United Rentals North America, Inc.
440,000	4.63%, 10/15/2025	434,500
555,000	5.88%, 09/15/2026	573,731

		8,664,540

	Construction Materials - 0.6%
1,605,000	Standard Industries, Inc. 5.38%, 11/15/2024(4)	1,645,125

	Diversified Financial Services - 4.5%
655,000	Credit Acceptance Corp. 6.63%, 03/15/2026(4)	665,873
620,000	Fly Leasing Ltd. 5.25%, 10/15/2024	595,200
1,370,000	goeasy Ltd. 7.88%, 11/01/2022(4)	1,438,500
	Navient Corp.
365,000	5.63%, 08/01/2033	279,225
1,396,000	5.88%, 10/25/2024	1,350,630
1,240,000	6.13%, 03/25/2024	1,238,450
815,000	6.50%, 06/15/2022	849,383
197,000	7.25%, 09/25/2023	208,081
	Springleaf Finance Corp.
445,000	6.13%, 03/15/2024	455,004
410,000	6.88%, 03/15/2025	422,813
140,000	7.13%, 03/15/2026	142,537
675,000	7.75%, 10/01/2021	727,312
1,730,000	8.25%, 12/15/2020	1,857,587
720,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(4)	725,400

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 685,000	Vantiv LLC / Vantiv Issuer Corp. 4.38%, 11/15/2025(4)	$705,125

		11,661,120

	Electric - 0.9%
2,220,000	AES Corp. 5.13%, 09/01/2027	2,309,222

	Entertainment - 2.5%
1,150,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(4)	1,107,588
	Eldorado Resorts, Inc.
1,350,000	6.00%, 04/01/2025	1,366,875
195,000	6.00%, 09/15/2026	197,925
1,655,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(4)	1,733,612
1,880,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(4)	1,828,300
325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(4)	330,688

		6,564,988

	Environmental Control - 0.8%
2,107,000	Tervita Escrow Corp. 7.63%, 12/01/2021(4)	2,091,198

	Food - 2.0%
	Post Holdings, Inc.
1,705,000	5.00%, 08/15/2026(4)	1,658,112
1,151,000	5.63%, 01/15/2028(4)	1,142,368
660,000	5.75%, 03/01/2027(4)	662,475
1,665,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,683,248

		5,146,203

	Gas - 0.7%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
307,000	5.50%, 05/20/2025	305,849
364,000	5.75%, 05/20/2027	359,450
1,219,000	5.88%, 08/20/2026	1,217,476

		1,882,775

	Healthcare-Products - 1.8%
2,380,000	Avantor, Inc. 6.00%, 10/01/2024(4)	2,469,250
2,275,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(4)	2,292,062

		4,761,312

	Healthcare-Services - 3.6%
700,000	CHS/Community Health Systems, Inc. 8.13%, 06/30/2024(4)	521,710
1,835,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,928,310
	HCA, Inc.
670,000	5.25%, 06/15/2026	717,884
1,085,000	5.38%, 02/01/2025	1,150,100
1,430,000	5.38%, 09/01/2026	1,506,863
130,000	5.63%, 09/01/2028	137,475
105,000	5.88%, 02/01/2029	113,132
1,124,000	7.50%, 11/15/2095	1,143,670
2,055,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(4)	1,998,487

		9,217,631

	Home Builders - 2.7%
	Beazer Homes USA, Inc.
370,000	5.88%, 10/15/2027	322,825
525,000	6.75%, 03/15/2025	496,781

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,310,000	KB Home 8.00%, 03/15/2020	$1,364,365
	M/I Homes, Inc.
150,000	5.63%, 08/01/2025	143,625
2,115,000	6.75%, 01/15/2021	2,144,081
1,690,000	Taylor Morrison Communities, Inc. 6.63%, 05/15/2022	1,751,263
700,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.88%, 06/15/2024	703,500

		6,926,440

	Household Products - 0.5%
2,400,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,242,000

	Household Products/Wares - 0.5%
EUR 1,320,000	Diamond (BC) B.V. 5.63%, 08/15/2025(4)	1,382,984

	Insurance - 1.1%
$ 1,307,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(4)	1,354,261
	Genworth Holdings, Inc.
110,000	4.80%, 02/15/2024	90,750
770,000	4.90%, 08/15/2023	648,725
440,000	7.20%, 02/15/2021	424,600
245,000	7.63%, 09/24/2021	236,425
35,000	7.70%, 06/15/2020	34,912

		2,789,673

	Iron/Steel - 0.8%
695,000	AK Steel Corp. 7.00%, 03/15/2027	582,271
	Steel Dynamics, Inc.
230,000	4.13%, 09/15/2025	224,825
1,130,000	5.50%, 10/01/2024	1,166,725

		1,973,821

	Lodging - 3.4%
	Boyd Gaming Corp.
790,000	6.00%, 08/15/2026	809,750
920,000	6.38%, 04/01/2026	952,200
1,935,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,993,050
1,630,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(4)	1,678,900
615,000	MGM Resorts International 5.50%, 04/15/2027	621,535
1,170,000	Station Casinos LLC 5.00%, 10/01/2025(4)	1,146,600
1,585,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(4)	1,566,178

		8,768,213

	Machinery-Diversified - 0.5%
1,165,000	Cloud Crane LLC 10.13%, 08/01/2024(4)	1,252,375

	Media - 10.2%
	Altice France S.A.
2,370,000	7.38%, 05/01/2026(4)	2,322,600
1,040,000	8.13%, 02/01/2027(4)	1,051,700
600,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(4)	600,000
	CCO Holdings LLC / CCO Holdings Capital Corp.
120,000	5.13%, 02/15/2023	122,100
245,000	5.13%, 05/01/2023(4)	250,755
95,000	5.25%, 09/30/2022	96,781

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 545,000	5.75%, 09/01/2023	$555,900
105,000	5.75%, 01/15/2024	107,756
3,000,000	5.75%, 02/15/2026(4)	3,138,750
	CSC Holdings LLC
1,775,000	5.13%, 12/15/2021(4)	1,777,219
1,195,000	5.25%, 06/01/2024	1,212,925
585,000	5.50%, 04/15/2027(4)	597,373
1,490,000	6.50%, 02/01/2029(4)	1,586,850
	DISH DBS Corp.
285,000	5.00%, 03/15/2023	256,500
595,000	5.88%, 07/15/2022	575,841
945,000	6.75%, 06/01/2021	974,295
556,000	7.88%, 09/01/2019	562,950
	Gray Television, Inc.
1,255,000	5.13%, 10/15/2024(4)	1,260,083
380,000	5.88%, 07/15/2026(4)	386,726
863,000	Liberty Interactive LLC 8.25%, 02/01/2030	880,260
	Sinclair Television Group, Inc.
520,000	5.13%, 02/15/2027(4)	497,900
270,000	5.63%, 08/01/2024(4)	272,363
1,055,000	5.88%, 03/15/2026(4)	1,062,913
	TEGNA, Inc.
1,515,000	4.88%, 09/15/2021(4)	1,518,787
1,528,000	5.13%, 10/15/2019	1,531,820
1,565,000	Tribune Media Co. 5.88%, 07/15/2022	1,597,278
817,000	WMG Acquisition Corp. 5.50%, 04/15/2026(4)	838,446
800,000	Ziggo B.V. 5.50%, 01/15/2027(4)	790,000

		26,426,871

	Metal Fabricate/Hardware - 0.7%
	Novelis Corp.
605,000	5.88%, 09/30/2026(4)	602,731
1,115,000	6.25%, 08/15/2024(4)	1,140,088

		1,742,819

	Mining - 0.2%
520,000	Constellium N.V. 5.88%, 02/15/2026(4)	510,575

	Miscellaneous Manufacturing - 0.7%
1,785,000	Bombardier, Inc. 6.13%, 01/15/2023(4)	1,809,544

	Office/Business Equipment - 0.9%
	Pitney Bowes, Inc.
280,000	4.63%, 03/15/2024	259,700
495,000	4.70%, 04/01/2023	471,487
1,600,000	Xerox Corp. 4.13%, 03/15/2023	1,559,072

		2,290,259

	Oil & Gas - 8.9%
2,260,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(4)	2,293,900
875,000	California Resources Corp. 8.00%, 12/15/2022(4)	687,138
725,000	Centennial Resource Production LLC 5.38%, 01/15/2026(4)	695,094
	Chesapeake Energy Corp.
1,410,000	7.00%, 10/01/2024	1,406,475
915,000	7.50%, 10/01/2026	898,805
1,000,000	8.00%, 06/15/2027	985,000
1,430,000	Energen Corp. 4.63%, 09/01/2021	1,442,512

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,355,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	$1,343,550
1,120,000	Matador Resources Co. 5.88%, 09/15/2026	1,117,200
	MEG Energy Corp.
220,000	6.38%, 01/30/2023(4)	203,500
1,090,000	6.50%, 01/15/2025(4)	1,073,846
910,000	7.00%, 03/31/2024(4)	848,575
	QEP Resources, Inc.
1,895,000	5.25%, 05/01/2023	1,786,037
205,000	5.38%, 10/01/2022	200,388
150,000	5.63%, 03/01/2026	135,750
245,000	6.80%, 03/01/2020	249,900
	SM Energy Co.
1,680,000	5.00%, 01/15/2024	1,554,000
275,000	5.63%, 06/01/2025	254,276
240,000	6.13%, 11/15/2022	240,000
420,000	6.63%, 01/15/2027	399,000
1,110,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027(4)	1,115,217
1,975,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(4)	1,570,125
	WPX Energy, Inc.
1,470,000	5.25%, 09/15/2024	1,484,700
270,000	5.75%, 06/01/2026	274,050
384,000	6.00%, 01/15/2022	398,400
295,000	8.25%, 08/01/2023	331,875

		22,989,313

	Oil & Gas Services - 0.3%
	Weatherford International Ltd.
250,000	5.95%, 04/15/2042	139,925
660,000	6.50%, 08/01/2036	372,900
250,000	7.00%, 03/15/2038	142,500

		655,325

	Packaging & Containers - 4.4%
1,700,000	ARD Finance S.A. (PIK 7.88%) 7.13%, 09/15/2023(6)	1,693,625
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
340,000	6.00%, 02/15/2025(4)	340,000
305,000	7.25%, 05/15/2024(4)	321,302
2,060,000	Berry Global, Inc. 6.00%, 10/15/2022	2,121,800
1,015,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,019,872
	Flex Acquisition Co., Inc.
1,875,000	6.88%, 01/15/2025(4)	1,790,625
575,000	7.88%, 07/15/2026(4)	554,875
535,000	OI European Group B.V. 4.00%, 03/15/2023(4)	524,969
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,070,000	5.13%, 07/15/2023(4)	2,103,637
805,000	7.00%, 07/15/2024(4)	829,251

		11,299,956

	Pharmaceuticals - 4.3%
	Bausch Health Cos., Inc.
1,720,000	5.50%, 03/01/2023(4)	1,728,600
4,360,000	5.88%, 05/15/2023(4)	4,414,500
700,000	6.13%, 04/15/2025(4)	693,000
240,000	7.00%, 03/15/2024(4)	253,920
280,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(4)	277,200
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
736,000	6.00%, 07/15/2023(4)	566,720
1,495,000	6.00%, 02/01/2025(4)	1,081,304

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 910,000	Teva Pharmaceutical Finance LLC 2.25%, 03/18/2020	$895,494
	Teva Pharmaceutical Finance Netherlands B.V.
620,000	3.15%, 10/01/2026	506,533
640,000	6.75%, 03/01/2028	645,192

		11,062,463

	Pipelines - 3.3%
905,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	949,119
1,660,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	1,730,550
	Energy Transfer Operating L.P.
230,000	4.25%, 03/15/2023	235,972
1,773,000	7.50%, 10/15/2020	1,887,652
950,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 4.75%, 10/01/2023(4)	955,643
2,570,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027(4)	2,772,387

		8,531,323

	Retail - 3.2%
2,885,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(4)	2,849,803
895,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(4)	845,775
	L Brands, Inc.
1,170,000	5.25%, 02/01/2028	1,042,762
185,000	6.75%, 07/01/2036	155,400
85,000	6.88%, 11/01/2035	73,419
965,000	PetSmart, Inc. 5.88%, 06/01/2025(4)	808,188
400,000	Staples, Inc. 8.50%, 09/15/2025(4)	436,500
2,140,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,081,578

		8,293,425

	Semiconductors - 2.5%
765,000	Entegris, Inc. 4.63%, 02/10/2026(4)	757,350
	Micron Technology, Inc.
185,000	4.64%, 02/06/2024	189,778
910,000	4.98%, 02/06/2026	928,321
955,000	5.50%, 02/01/2025	984,710
1,304,000	Qorvo, Inc. 5.50%, 07/15/2026(4)	1,346,510
	Sensata Technologies B.V.
1,221,000	5.00%, 10/01/2025(4)	1,251,525
900,000	5.63%, 11/01/2024(4)	958,500

		6,416,694

	Software - 3.1%
980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(4)	967,750
	First Data Corp.
1,425,000	5.38%, 08/15/2023(4)	1,455,281
991,000	5.75%, 01/15/2024(4)	1,018,996
684,000	Infor Software Parent LLC (7.13% Cash, 7.88% PIK) 7.13%, 05/01/2021(4)(6)	683,350
2,075,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,103,531
1,370,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(4)	1,383,700

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 473,000	Western Digital Corp. 4.75%, 02/15/2026	$451,715

		8,064,323

	Telecommunications - 6.8%
	Altice Financing S.A.
380,000	6.63%, 02/15/2023(4)	388,550
1,725,000	7.50%, 05/15/2026(4)	1,702,575
	CenturyLink, Inc.
2,144,000	5.63%, 04/01/2025	2,074,320
466,000	7.50%, 04/01/2024	492,795
1,010,000	Embarq Corp. 8.00%, 06/01/2036	983,487
	Frontier Communications Corp.
1,120,000	6.88%, 01/15/2025	603,400
1,395,000	8.50%, 04/01/2026(4)	1,297,350
1,390,000	Intelsat Jackson Holdings S.A. 8.50%, 10/15/2024(4)	1,351,775
800,000	Sprint Capital Corp. 6.88%, 11/15/2028	769,000
	Sprint Corp.
416,000	7.13%, 06/15/2024	422,240
2,495,000	7.25%, 09/15/2021	2,619,750
710,000	7.63%, 02/15/2025	724,200
2,694,000	7.88%, 09/15/2023	2,821,965
480,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	487,392
725,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(4)	728,625

		17,467,424

	Textiles - 0.5%
1,395,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(4)	1,375,819

	Trucking & Leasing - 0.4%
945,000	Avolon Holdings Funding Ltd. 5.25%, 05/15/2024(4)	973,350

	Total Corporate Bonds (cost $230,771,745)	$229,054,253

Senior Floating Rate Interests - 6.0%(10)
	Auto Parts & Equipment - 0.3%
790,000	Panther BF Aggregator 2 LP 0.00%, 03/18/2026(11)	780,623

	Chemicals - 0.1%
245,000	Starfruit Finco B.V. 1 mo. USD LIBOR + 3.250%, 5.74%, 10/01/2025	241,173

	Commercial Services - 1.1%
764,225	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	749,705
1,570,000	Dun & Bradstreet Corp. 1 mo. USD LIBOR + 5.000%, 7.49%, 02/01/2026	1,548,412
645,125	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 06/19/2025	635,719

		2,933,836

	Diversified Financial Services - 0.4%
817,327	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	797,368
229,742	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	227,619

		1,024,987

	Food - 0.1%
248,125	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	243,783

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Gas - 0.1%
$ 275,000	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 5.10%, 03/01/2026	$268,986

	Healthcare-Services - 0.3%
756,665	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	749,938

	Household Products - 0.2%
474,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	454,447

	Insurance - 1.0%
1,771,613	Asurion LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2024	1,757,369
178,650	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 6.98%, 03/07/2023	178,092
784,075	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.52%, 04/25/2025	757,283

		2,692,744

	Internet - 0.4%
944,424	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 04/04/2021	898,780

	Leisure Time - 0.7%
1,945,375	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 10/21/2024	1,925,921

	Media - 0.9%
1,415,700	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.76%, 03/01/2025	1,376,768
1,020,953	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	1,003,403

		2,380,171

	Semiconductors - 0.2%
404,877	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	399,917

	Software - 0.2%
483,692	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	479,186

	Total Senior Floating Rate Interests (cost $15,712,627)	$15,474,492

Convertible Bonds - 1.1%
	Commercial Services - 0.3%
690,000	Cardtronics, Inc. 1.00%, 12/01/2020	682,669

	Media - 0.2%
750,000	DISH Network Corp. 3.38%, 08/15/2026	637,125

	Semiconductors - 0.3%
	Microchip Technology, Inc.
315,000	1.63%, 02/15/2027	345,807
309,000	2.25%, 02/15/2037	340,487

		686,294

	Software - 0.3%
1,052,000	Western Digital Corp. 1.50%, 02/01/2024(4)	925,248

	Total Convertible Bonds (cost $3,264,218)	$2,931,336

Escrows - 0.0%(12)
	Energy-Alternate Sources - 0.0%
4,525,000	TCEH Corp.*(1)(2)	5

	Total Escrows (cost $—)	$5

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Total Long-Term Investments (cost $256,556,911)		$250,061,106

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 2.3%
6,017,852	Fidelity Institutional Government Fund, Institutional Class, 2.33%(13)		$6,017,852

	Total Short-Term Investments (cost $6,017,852)		$6,017,852

	Total Investments (cost $262,574,763)	99.0%	$256,078,958
	Other Assets and Liabilities	1.0%	2,539,109

	Total Net Assets	100.0%	$258,618,067

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2019, the aggregate fair value of these securities was $1,423,303, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,423,298 or 0.6% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	206,275,142	$ 2,795,441	$ 1,423,298
(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $120,777,496, representing 46.7% of net assets.

(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2019.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $5,233,565, representing 2.0% of net assets.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2019.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	Current yield as of period end.

Foreign Currency Contracts Outstanding at March 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,289,578	USD	2,905,000	EUR	JPM	04/30/19	$ 22,615	$ —

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Consumer Services	$510,972	$510,972	$—	$—
Diversified Financials	666,750	666,750	—	—
Energy	1,423,298	—	—	1,423,298
Asset & Commercial Mortgage Backed Securities	—	—	—	—
Corporate Bonds	229,054,253	—	229,054,253	—
Senior Floating Rate Interests	15,474,492	—	15,474,492	—
Convertible Bonds	2,931,336	—	2,931,336	—
Escrows	5	—	—	5
Short-Term Investments	6,017,852	6,017,852	—	—
Foreign Currency Contracts(2)	22,615	—	22,615	—

Total	$256,101,573	$7,195,574	$247,482,696	$1,423,303

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Australia - 0.2%
255,888	Treasury Wine Estates Ltd.	$2,716,301

	Canada - 4.6%
244,223	Canadian National Railway Co.	21,862,833
2,108,956	Encana Corp.	15,276,458
432,944	TransCanada Corp.	19,444,980

		56,584,271

	China - 14.8%
109,739	58.com, Inc. ADR*	7,207,658
176,983	Alibaba Group Holding Ltd. ADR*	32,290,548
2,110,821	China Merchants Bank Co., Ltd. Class H	10,283,356
108,216,651	China Tower Corp. Ltd. Class H*(1)	25,136,517
1,126,976	ENN Energy Holdings Ltd.	10,907,841
1,436,000	Kingdee International Software Group Co., Ltd.	1,667,416
195,263	New Oriental Education & Technology Group, Inc. ADR*	17,591,244
395,830	NIO, Inc. ADR*(2)	2,018,733
2,282,001	Ping An Insurance Group Co. of China Ltd. Class H(2)	25,691,256
379,480	Sunny Optical Technology Group Co., Ltd.	4,549,352
739,852	Tencent Holdings Ltd.	34,024,154
293,500	WuXi AppTec Co., Ltd. Class H*(1)	3,572,497
4,699,400	Xiaomi Corp. Class B*(1)(2)	6,831,418

		181,771,990

	Denmark - 0.6%
85,248	DSV A/S	7,054,466

	Finland - 0.5%
52,744	Neste Oyj	5,622,547

	France - 12.1%
132,943	Airbus SE	17,619,759
131,333	Capgemini SE	15,936,189
175,590	Cie Generale des Etablissements Michelin SCA	20,744,912
26,573	LVMH Moet Hennessy Louis Vuitton SE	9,787,728
3,582,091	Natixis S.A.	19,186,719
174,023	Safran S.A.	23,851,722
591,944	TOTAL S.A.	32,941,260
291,587	Valeo S.A.	8,465,560

		148,533,849

	Germany - 7.3%
50,408	adidas AG	12,260,303
91,404	Allianz SE	20,369,150
129,492	Beiersdorf AG	13,480,857
1,074,504	E.ON SE	11,957,338
501,504	Vonovia SE	26,025,835
123,202	Zalando SE*(1)	4,802,515

		88,895,998

	Hong Kong - 1.2%
1,500,140	AIA Group Ltd.	15,001,054

	India - 2.6%
676,382	HDFC Bank Ltd.	22,641,100
776,049	ICICI Bank Ltd.	4,483,176
1,531,876	Power Grid Corp. of India Ltd.	4,376,245

		31,500,521

	Israel - 0.3%
270,114	Teva Pharmaceutical Industries Ltd. ADR*	4,235,387

	Italy - 3.2%
115,942	Banca Generali S.p.A.	2,886,220
132,200	Ferrari N.V.	17,760,835
418,556	FinecoBank Banca Fineco S.p.A.	5,514,607
718,837	Pirelli & C. S.p.A.*(1)	4,634,780

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

646,361	UniCredit S.p.A.	$8,302,831

		39,099,273

	Japan - 13.0%
62,200	CyberAgent, Inc.	2,545,250
50,400	Daikin Industries Ltd.	5,924,249
49,528	FANUC Corp.	8,469,964
27,466	Keyence Corp.	17,171,607
299,800	Komatsu Ltd.	6,992,400
35,500	Kose Corp.	6,543,044
815,178	Mitsui Fudosan Co., Ltd. REIT	20,535,581
385,000	Nexon Co., Ltd.*	6,054,631
517,900	NTT DOCOMO, Inc.	11,478,546
209,350	Recruit Holdings Co., Ltd.	6,002,156
131,100	Shiseido Co., Ltd.	9,492,273
400,087	Sony Financial Holdings, Inc.	7,550,386
301,165	Sumitomo Mitsui Financial Group, Inc.	10,546,411
158,187	Sysmex Corp.	9,582,418
153,600	Terumo Corp.	4,701,030
303,701	Tokio Marine Holdings, Inc.	14,713,306
177,400	Yamaha Motor Co., Ltd.	3,489,525
160,600	Yamato Holdings Co., Ltd.	4,154,853
197,040	ZOZO, Inc.	3,725,212

		159,672,842

	Netherlands - 6.7%
345,417	AerCap Holdings N.V.*	16,075,707
81,855	DP Eurasia N.V.*(1)	91,686
1,914,811	ING Groep N.V.	23,202,318
514,682	Koninklijke Philips N.V.	21,028,647
691,242	Royal Dutch Shell plc Class A	21,722,912

		82,121,270

	Panama - 0.1%
17,328	Copa Holdings S.A. Class A	1,396,810

	South Korea - 2.6%
6,263	LG Household & Health Care Ltd.	7,826,512
596,867	Samsung Electronics Co., Ltd.	23,542,184

		31,368,696

	Spain - 3.2%
3,457,127	Banco Santander S.A.	16,053,270
2,563,550	Iberdrola S.A.	22,507,368

		38,560,638

	Sweden - 0.7%
64,808	Spotify Technology S.A.*	8,995,350

	Switzerland - 9.8%
308,210	Julius Baer Group Ltd.*	12,467,763
13,451	Lonza Group AG*	4,175,952
445,743	Nestle S.A.	42,501,778
394,373	Novartis AG	37,906,916
100,813	PSP Swiss Property AG	10,956,528
119,944	Swiss Re AG	11,723,942

		119,732,879

	Taiwan - 2.5%
3,870,995	Taiwan Semiconductor Manufacturing Co., Ltd.	31,003,018

	United Kingdom - 11.5%
701,264	Anglo American plc	18,756,263
233,288	AstraZeneca plc	18,621,371
224,568	British American Tobacco plc	9,368,484
722,477	Compass Group plc	16,998,722
238,482	Derwent London plc REIT	10,017,543
209,786	Intertek Group plc	13,289,784
468,094	Rio Tinto plc	27,207,037
383,396	Smith & Nephew plc	7,613,876

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

334,432	Unilever N.V.		$19,497,856

			141,370,936

	United States - 0.6%
273,437	Bausch Health Cos., Inc.*		6,753,894

	Total Common Stocks (cost $1,144,479,063)		$1,201,991,990

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 1.8%
22,245,873	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.47%(3)		22,245,873

	Securities Lending Collateral - 0.4%
238,281	Citibank NA DDCA, 2.40%, 4/1/2019(3)		238,281
2,302,297	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(3)		2,302,297
643,713	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(3)		643,713
147,482	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(3)		147,482
1,368,543	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(3)		1,368,543
65,311	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(3)		65,311

			4,765,627

	Total Short-Term Investments (cost $27,011,500)		$27,011,500

	Total Investments (cost $1,171,490,563)	100.3%	$1,229,003,490
	Other Assets and Liabilities	(0.3)%	(3,974,827)

	Total Net Assets	100.0%	$1,225,028,663

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $45,069,413, representing 3.7% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$2,716,301	$—	$2,716,301	$—
Canada	56,584,271	56,584,271	—	—
China	181,771,990	62,680,680	119,091,310	—
Denmark	7,054,466	—	7,054,466	—
Finland	5,622,547	—	5,622,547	—
France	148,533,849	—	148,533,849	—
Germany	88,895,998	4,802,515	84,093,483	—
Hong Kong	15,001,054	—	15,001,054	—
India	31,500,521	—	31,500,521	—
Israel	4,235,387	4,235,387	—	—
Italy	39,099,273	—	39,099,273	—
Japan	159,672,842	—	159,672,842	—
Netherlands	82,121,270	16,167,393	65,953,877	—
Panama	1,396,810	1,396,810	—	—
South Korea	31,368,696	—	31,368,696	—
Spain	38,560,638	—	38,560,638	—
Sweden	8,995,350	8,995,350	—	—
Switzerland	119,732,879	—	119,732,879	—
Taiwan	31,003,018	—	31,003,018	—
United Kingdom	141,370,936	—	141,370,936	—
United States	6,753,894	6,753,894	—	—
Short-Term Investments	27,011,500	27,011,500	—	—

Total	$1,229,003,490	$188,627,800	$1,040,375,690	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Banks - 5.6%
210,151	Cullen/Frost Bankers, Inc.	$20,399,358
35,725	First Citizens BancShares, Inc. Class A	14,547,220
249,971	First Republic Bank	25,112,087
140,878	M&T Bank Corp.	22,120,663
147,963	Pinnacle Financial Partners, Inc.	8,093,576
253,149	Prosperity Bancshares, Inc.	17,482,470
168,915	South State Corp.	11,543,651

		119,299,025

	Capital Goods - 8.3%
342,334	Fastenal Co.	22,015,500
310,718	Gardner Denver Holdings, Inc.*	8,641,068
220,323	HEICO Corp. Class A	18,520,351
233,406	IDEX Corp.	35,417,026
156,936	Lennox International, Inc.	41,493,878
229,805	Lincoln Electric Holdings, Inc.	19,273,745
100,386	Middleby Corp.*	13,053,192
271,683	PACCAR, Inc.	18,512,480

		176,927,240

	Commercial & Professional Services - 6.4%
126,870	Cimpress N.V.*	10,166,093
106,468	Cintas Corp.	21,518,248
53,531	CoStar Group, Inc.*	24,967,929
411,513	KAR Auction Services, Inc.	21,114,732
550,693	TransUnion	36,808,320
261,071	Waste Connections, Inc.	23,128,280

		137,703,602

	Consumer Durables & Apparel - 3.4%
214,080	Carter’s, Inc.	21,577,123
10,600	NVR, Inc.*(1)	29,330,200
132,461	Roku, Inc.*(1)	8,545,059
739,632	Under Armour, Inc. Class C*	13,956,856

		73,409,238

	Consumer Services - 1.9%
145,642	Aramark	4,303,721
303,391	Choice Hotels International, Inc.	23,585,616
318,256	Service Corp. International/US	12,777,979

		40,667,316

	Diversified Financials - 3.1%
53,162	Credit Acceptance Corp.*	24,025,503
95,679	FactSet Research Systems, Inc.	23,754,225
204,365	Northern Trust Corp.	18,476,640

		66,256,368

	Energy - 2.7%
166,872	Diamondback Energy, Inc.	16,942,514
2,152,749	Encana Corp.	15,585,903
1,984,018	WPX Energy, Inc.*	26,010,476

		58,538,893

	Health Care Equipment & Services - 8.7%
215,851	Hill-Rom Holdings, Inc.	22,849,987
378,382	Integra LifeSciences Holdings Corp.*	21,083,445
40,497	Masimo Corp.*	5,599,925
29,369	Molina Healthcare, Inc.*	4,169,223
405,385	NuVasive, Inc.*	23,021,814
185,311	STERIS plc*	23,725,367
102,241	Teleflex, Inc.	30,893,141
184,176	Varian Medical Systems, Inc.*	26,101,423

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

218,832	Veeva Systems, Inc. Class A*	$27,761,028

		185,205,353

	Insurance - 4.8%
24,870	Alleghany Corp.*	15,230,388
24,790	Fairfax Financial Holdings Ltd.	11,482,778
318,737	Fidelity National Financial, Inc.	11,649,837
32,858	Markel Corp.*	32,734,454
17,645	White Mountains Insurance Group Ltd.	16,330,094
181,787	WR Berkley Corp.	15,400,995

		102,828,546

	Materials - 2.9%
596,090	Ball Corp.	34,489,767
158,948	Packaging Corp. of America	15,796,252
357,217	Silgan Holdings, Inc.	10,584,340

		60,870,359

	Media & Entertainment - 2.0%
356,803	Cargurus, Inc.*	14,293,528
441,127	TripAdvisor, Inc.*	22,695,984
161,689	Zillow Group, Inc. Class C*(1)	5,617,076

		42,606,588

	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
389,860	Aerie Pharmaceuticals, Inc.*	18,518,350
265,618	Agios Pharmaceuticals, Inc.*	17,913,278
237,527	Alkermes plc*	8,667,360
199,536	Alnylam Pharmaceuticals, Inc.*	18,646,639
111,594	Bio-Techne Corp.	22,156,989
134,996	Bluebird Bio, Inc.*	21,238,921
315,860	Ionis Pharmaceuticals, Inc.*	25,638,356
30,619	Mettler-Toledo International, Inc.*	22,137,537
191,493	PRA Health Sciences, Inc.*	21,119,763
201,460	Repligen Corp.*	11,902,257
152,348	Sage Therapeutics, Inc.*	24,230,949
380,017	Seattle Genetics, Inc.*	27,832,445
300,385	Ultragenyx Pharmaceutical, Inc.*	20,834,704

		260,837,548

	Real Estate - 1.7%
146,130	Douglas Emmett, Inc. REIT	5,906,575
530,596	Equity Commonwealth REIT	17,345,183
673,555	Redfin Corp.*(1)	13,652,960

		36,904,718

	Retailing - 1.9%
266,578	CarMax, Inc.*	18,607,144
193,699	Etsy, Inc.*	13,020,447
126,805	GrubHub, Inc.*	8,809,143

		40,436,734

	Semiconductors & Semiconductor Equipment - 2.7%
237,725	MKS Instruments, Inc.	22,120,311
136,811	Monolithic Power Systems, Inc.	18,536,523
202,712	Silicon Laboratories, Inc.*	16,391,292

		57,048,126

	Software & Services - 19.2%
217,794	2U, Inc.*	15,430,705
287,207	Akamai Technologies, Inc.*	20,595,614
299,980	Black Knight, Inc.*	16,348,910
318,532	Blackbaud, Inc.	25,396,556
129,817	EPAM Systems, Inc.*	21,955,949
103,294	Fair Isaac Corp.*	28,057,749
1,554,069	Genpact Ltd.	54,672,147
238,457	Global Payments, Inc.	32,554,150
258,903	Guidewire Software, Inc.*	25,155,016
254,484	PTC, Inc.*	23,458,335

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

762,521	Teradata Corp.*		$33,284,042
192,991	Total System Services, Inc.		18,336,075
234,935	VeriSign, Inc.*		42,654,799
267,259	WEX, Inc.*		51,311,055

			409,211,102

	Technology Hardware & Equipment - 6.7%
372,497	CDW Corp.		35,897,536
878,513	CommScope Holding Co., Inc.*		19,090,087
117,278	F5 Networks, Inc.*		18,404,437
652,487	II-VI, Inc.*		24,298,616
289,331	Keysight Technologies, Inc.*		25,229,663
466,987	National Instruments Corp.		20,715,543

			143,635,882

	Transportation - 3.4%
55,201	AMERCO		20,507,723
328,211	Genesee & Wyoming, Inc. Class A*		28,600,306
895,977	JetBlue Airways Corp.*		14,658,184
146,639	Spirit Airlines, Inc.*		7,751,338

			71,517,551

	Utilities - 2.3%
166,532	Black Hills Corp.		12,335,025
335,449	NiSource, Inc.		9,613,968
503,285	UGI Corp.		27,892,055

			49,841,048

	Total Common Stocks (cost $1,641,580,890)		$2,133,745,237

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.1%
1,519,683	Fidelity Institutional Government Fund, Institutional Class, 2.33%(2)		1,519,683

	Securities Lending Collateral - 0.3%
354,819	Citibank NA DDCA, 2.40%, 4/1/2019(2)		354,819
3,428,298	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(2)		3,428,298
958,539	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(2)		958,539
219,612	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(2)		219,612
2,037,867	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(2)		2,037,867
97,253	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(2)		97,253

			7,096,388

	Total Short-Term Investments (cost $8,616,071)		$8,616,071

	Total Investments (cost $1,650,196,961)	100.3%	$2,142,361,308
	Other Assets and Liabilities	(0.3)%	(7,201,015)

	Total Net Assets	100.0%	$2,135,160,293

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$119,299,025	$119,299,025	$—	$—
Capital Goods	176,927,240	176,927,240	—	—
Commercial & Professional Services	137,703,602	137,703,602	—	—
Consumer Durables & Apparel	73,409,238	73,409,238	—	—
Consumer Services	40,667,316	40,667,316	—	—
Diversified Financials	66,256,368	66,256,368	—	—
Energy	58,538,893	58,538,893	—	—
Health Care Equipment & Services	185,205,353	185,205,353	—	—
Insurance	102,828,546	102,828,546	—	—
Materials	60,870,359	60,870,359	—	—
Media & Entertainment	42,606,588	42,606,588	—	—
Pharmaceuticals, Biotechnology & Life Sciences	260,837,548	260,837,548	—	—
Real Estate	36,904,718	36,904,718	—	—
Retailing	40,436,734	40,436,734	—	—
Semiconductors & Semiconductor Equipment	57,048,126	57,048,126	—	—
Software & Services	409,211,102	409,211,102	—	—
Technology Hardware & Equipment	143,635,882	143,635,882	—	—
Transportation	71,517,551	71,517,551	—	—
Utilities	49,841,048	49,841,048	—	—
Short-Term Investments	8,616,071	8,616,071	—	—

Total	$2,142,361,308	$2,142,361,308	$—	$—

(1)	For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.7%
	Automobiles & Components - 0.6%
100,891	Goodyear Tire & Rubber Co.	$1,831,172

	Banks - 10.3%
87,578	BancorpSouth Bank	2,471,451
77,526	Bank OZK	2,246,704
63,834	Comerica, Inc.	4,680,309
133,395	First Midwest Bancorp, Inc.	2,729,262
58,175	IBERIABANK Corp.	4,171,729
27,194	Pinnacle Financial Partners, Inc.	1,487,512
40,186	South State Corp.	2,746,311
200,378	Sterling Bancorp	3,733,042
76,086	Western Alliance Bancorp*	3,122,569
105,205	Zions Bancorporation	4,777,359

		32,166,248

	Capital Goods - 10.9%
42,485	EnerSys	2,768,323
72,627	Fortune Brands Home & Security, Inc.	3,457,772
44,126	Granite Construction, Inc.	1,904,037
37,758	Harris Corp.	6,030,330
35,971	Hubbell, Inc.	4,243,859
110,129	JELD-WEN Holding, Inc.*	1,944,878
290,392	Milacron Holdings Corp.*	3,287,237
39,696	Moog, Inc. Class A	3,451,567
308,194	Sanwa Holdings Corp.	3,675,426
72,123	Sensata Technologies Holding plc*	3,246,977

		34,010,406

	Commercial & Professional Services - 2.1%
193,688	Atento S.A.*	699,214
82,100	Clean Harbors, Inc.*	5,872,613

		6,571,827

	Consumer Durables & Apparel - 1.8%
65,584	Lennar Corp. Class A	3,219,518
155,794	Newell Brands, Inc.	2,389,880

		5,609,398

	Consumer Services - 1.1%
60,484	Norwegian Cruise Line Holdings Ltd.*	3,324,201

	Diversified Financials - 1.0%
319,391	SLM Corp.	3,165,165

	Energy - 6.8%
63,410	Delek U.S. Holdings, Inc.	2,309,392
84,187	Diamondback Energy, Inc.	8,547,506
640,432	Encana Corp.	4,636,728
181,374	Laredo Petroleum, Inc.*	560,445
70,948	Viper Energy Partners L.P.	2,352,636
198,189	WPX Energy, Inc.*	2,598,258

		21,004,965

	Food & Staples Retailing - 1.5%
137,862	US Foods Holding Corp.*	4,812,762

	Food, Beverage & Tobacco - 1.5%
18,290	Ingredion, Inc.	1,731,880
26,582	Post Holdings, Inc.*	2,908,071

		4,639,951

	Health Care Equipment & Services - 3.8%
73,451	Acadia Healthcare Co., Inc.*	2,152,849
51,302	Hill-Rom Holdings, Inc.	5,430,830
32,776	STERIS plc*	4,196,311

		11,779,990

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Insurance - 8.7%
46,009	Assurant, Inc.	$4,366,714
276,509	CNO Financial Group, Inc.	4,473,916
41,389	Hanover Insurance Group, Inc.	4,725,382
478,023	Lancashire Holdings Ltd.	4,071,158
41,897	Reinsurance Group of America, Inc.	5,948,536
99,113	Unum Group	3,352,993

		26,938,699

	Materials - 9.6%
100,105	Alcoa Corp.*	2,818,957
120,888	Buzzi Unicem S.p.A.	2,476,735
87,198	Cabot Corp.	3,630,053
59,923	Carpenter Technology Corp.	2,747,469
51,310	Celanese Corp.(1)	5,059,679
122,902	Commercial Metals Co.	2,099,166
68,581	FMC Corp.	5,268,392
64,431	Livent Corp.*	791,213
53,181	Reliance Steel & Aluminum Co.	4,800,117

		29,691,781

	Media & Entertainment - 0.8%
170,360	TEGNA, Inc.	2,402,076

	Real Estate - 12.0%
44,508	American Assets Trust, Inc. REIT	2,041,137
273,628	Brixmor Property Group, Inc. REIT	5,026,546
162,140	Corporate Office Properties Trust REIT	4,426,422
20,822	Equity LifeStyle Properties, Inc. REIT	2,379,955
30,160	Life Storage, Inc. REIT	2,933,663
146,765	Park Hotels & Resorts, Inc. REIT	4,561,456
248,466	Physicians Realty Trust REIT	4,673,645
27,420	PS Business Parks, Inc. REIT	4,300,279
202,835	STORE Capital Corp. REIT	6,794,973

		37,138,076

	Retailing - 0.8%
96,325	Caleres, Inc.	2,378,264

	Semiconductors & Semiconductor Equipment - 3.0%
112,623	Axcelis Technologies, Inc.*	2,265,975
149,877	Ichor Holdings Ltd.*(1)	3,384,223
90,243	Silicon Motion Technology Corp. ADR	3,577,232

		9,227,430

	Software & Services - 6.4%
69,958	Amdocs Ltd.	3,785,427
37,988	Booz Allen Hamilton Holding Corp.	2,208,622
82,438	Leidos Holdings, Inc.	5,283,452
93,925	SS&C Technologies Holdings, Inc.	5,982,083
14,002	VeriSign, Inc.*	2,542,203

		19,801,787

	Technology Hardware & Equipment - 6.5%
24,714	Acacia Communications, Inc.*	1,417,348
97,401	Arrow Electronics, Inc.*	7,505,721
19,849	Coherent, Inc.*	2,813,000
72,044	Itron, Inc.*	3,360,852
99,850	KEMET Corp.	1,694,454
27,943	Keysight Technologies, Inc.*	2,436,630
19,379	Lumentum Holdings, Inc.*	1,095,689

		20,323,694

	Telecommunication Services - 1.2%
63,111	Millicom International Cellular S.A.*	3,832,829

	Transportation - 3.2%
54,649	Genesee & Wyoming, Inc. Class A*	4,762,114
194,521	JetBlue Airways Corp.*	3,182,363

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

59,492	Knight-Swift Transportation Holdings, Inc.		$1,944,199

			9,888,676

	Utilities - 5.1%
119,204	Alliant Energy Corp.		5,618,084
47,936	Evergy, Inc.		2,782,685
133,118	UGI Corp.		7,377,400

			15,778,169

	Total Common Stocks (cost $279,800,625)		$306,317,566

Short-Term Investments - 2.4%
	Other Investment Pools & Funds - 1.6%
4,980,363	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(2)		4,980,363

	Securities Lending Collateral - 0.8%
118,006	Citibank NA DDCA, 2.40%, 4/1/2019(2)		118,006
1,140,182	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(2)		1,140,182
318,791	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(2)		318,791
73,038	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(2)		73,038
677,753	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(2)		677,753
32,345	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(2)		32,345

			2,360,115

	Total Short-Term Investments (cost $7,340,478)		$7,340,478

	Total Investments (cost $287,141,103)	101.1%	$313,658,044
	Other Assets and Liabilities	(1.1)%	(3,316,622)

	Total Net Assets	100.0%	$310,341,422

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,831,172	$1,831,172	$—	$—
Banks	32,166,248	32,166,248	—	—
Capital Goods	34,010,406	30,334,980	3,675,426	—
Commercial & Professional Services	6,571,827	6,571,827	—	—
Consumer Durables & Apparel	5,609,398	5,609,398	—	—
Consumer Services	3,324,201	3,324,201	—	—
Diversified Financials	3,165,165	3,165,165	—	—
Energy	21,004,965	21,004,965	—	—
Food & Staples Retailing	4,812,762	4,812,762	—	—
Food, Beverage & Tobacco	4,639,951	4,639,951	—	—
Health Care Equipment & Services	11,779,990	11,779,990	—	—
Insurance	26,938,699	22,867,541	4,071,158	—
Materials	29,691,781	27,215,046	2,476,735	—
Media & Entertainment	2,402,076	2,402,076	—	—
Real Estate	37,138,076	37,138,076	—	—
Retailing	2,378,264	2,378,264	—	—
Semiconductors & Semiconductor Equipment	9,227,430	9,227,430	—	—
Software & Services	19,801,787	19,801,787	—	—
Technology Hardware & Equipment	20,323,694	20,323,694	—	—
Telecommunication Services	3,832,829	—	3,832,829	—
Transportation	9,888,676	9,888,676	—	—
Utilities	15,778,169	15,778,169	—	—
Short-Term Investments	7,340,478	7,340,478	—	—

Total	$313,658,044	$299,601,896	$14,056,148	$—

(1)	For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Automobiles & Components - 1.4%
55,165	LCI Industries	$4,237,775
146,891	Winnebago Industries, Inc.	4,575,655

		8,813,430

	Banks - 4.8%
178,067	BancorpSouth Bank	5,025,051
155,718	CenterState Bank Corp.	3,707,645
473,951	MGIC Investment Corp.*	6,251,414
337,475	Sterling Bancorp	6,287,159
64,876	Texas Capital Bancshares, Inc.*	3,541,581
162,815	Union Bankshares Corp.	5,263,809

		30,076,659

	Capital Goods - 7.7%
349,716	Actuant Corp. Class A	8,522,579
100,912	Argan, Inc.	5,040,554
39,924	Axon Enterprise, Inc.*	2,172,265
157,117	EnerSys	10,237,744
220,026	ITT, Inc.	12,761,508
359,436	Rexnord Corp.*	9,036,221

		47,770,871

	Commercial & Professional Services - 4.1%
149,679	Brink’s Co.	11,287,293
12,083	CoStar Group, Inc.*	5,635,753
139,016	TriNet Group, Inc.*	8,304,816

		25,227,862

	Consumer Durables & Apparel - 5.1%
103,476	Carter’s, Inc.	10,429,346
244,210	Century Communities, Inc.*	5,853,714
34,294	Roku, Inc.*(1)	2,212,306
318,369	Skyline Champion Corp.	6,049,011
29,260	Under Armour, Inc. Class A*	618,556
365,232	Under Armour, Inc. Class C*	6,891,928

		32,054,861

	Consumer Services - 7.7%
249,719	Boyd Gaming Corp.	6,832,312
909,759	DraftKings, Inc.*(2)(3)(4)	2,319,485
63,435	Grand Canyon Education, Inc.*	7,263,942
124,721	Marriott Vacations Worldwide Corp.	11,661,413
191,741	Planet Fitness, Inc. Class A*	13,176,442
111,062	Shake Shack, Inc. Class A*	6,569,317

		47,822,911

	Diversified Financials - 0.8%
79,986	Green Dot Corp. Class A*	4,851,151

	Energy - 1.1%
280,926	Centennial Resource Development, Inc. Class A*	2,469,339
139,698	Viper Energy Partners L.P.	4,632,386

		7,101,725

	Food & Staples Retailing - 1.5%
236,276	Performance Food Group Co.*	9,365,981

	Food, Beverage & Tobacco - 1.3%
104,607	MGP Ingredients, Inc.	8,070,430

	Health Care Equipment & Services - 15.1%
38,033	Amedisys, Inc.*	4,687,948
161,747	Globus Medical, Inc. Class A*	7,991,919
79,538	Haemonetics Corp.*	6,957,984
103,257	Hill-Rom Holdings, Inc.	10,930,786
235,481	HMS Holdings Corp.*	6,972,593
151,419	Insulet Corp.*(1)	14,398,433

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

168,575	Merit Medical Systems, Inc.*	$10,422,992
162,600	Omnicell, Inc.*	13,144,584
53,838	Penumbra, Inc.*	7,914,724
113,752	Tandem Diabetes Care, Inc.*	7,223,252
56,205	Teladoc Health, Inc.*	3,124,998

		93,770,213

	Insurance - 0.8%
120,752	James River Group Holdings Ltd.	4,839,740

	Materials - 3.1%
133,513	Cabot Corp.	5,558,146
198,474	Carpenter Technology Corp.	9,100,033
44,055	Ingevity Corp.*	4,652,649

		19,310,828

	Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
207,386	Abeona Therapeutics, Inc.*(1)	1,526,361
106,453	Aerie Pharmaceuticals, Inc.*	5,056,517
267,988	Amicus Therapeutics, Inc.*	3,644,637
104,578	Apellis Pharmaceuticals, Inc.*	2,039,271
108,182	Arena Pharmaceuticals, Inc.*	4,849,799
25,214	Ascendis Pharma AS ADR*	2,967,688
98,951	CareDx, Inc.*	3,118,936
94,627	CytomX Therapeutics, Inc.*	1,017,240
88,120	Exact Sciences Corp.*	7,632,954
95,175	G1 Therapeutics, Inc.*	1,579,905
46,572	Galapagos N.V. ADR*	5,485,250
131,283	Heron Therapeutics, Inc.*	3,208,556
184,027	Invitae Corp.*	4,309,912
181,083	Karyopharm Therapeutics, Inc.*	1,057,525
70,035	MyoKardia, Inc.*	3,641,120
53,320	PRA Health Sciences, Inc.*	5,880,663
96,695	Ra Pharmaceuticals, Inc.*	2,165,968
149,935	Revance Therapeutics, Inc.*	2,362,976
121,368	Rhythm Pharmaceuticals, Inc.*	3,326,697
21,025	Sage Therapeutics, Inc.*	3,344,026
188,646	Sangamo Therapeutics, Inc.*	1,799,683
101,406	Syneos Health, Inc.*	5,248,775

		75,264,459

	Real Estate - 4.2%
145,741	Agree Realty Corp. REIT	10,105,681
187,706	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,812,782
156,329	NexPoint Residential Trust, Inc. REIT	5,993,654
235,945	Xenia Hotels & Resorts, Inc. REIT	5,169,555

		26,081,672

	Retailing - 5.3%
5,016,400	Allstar Co.*(2)(3)(4)	2,759,020
65,921	Etsy, Inc.*	4,431,210
54,234	Five Below, Inc.*	6,738,574
149,243	Floor & Decor Holdings, Inc. Class A*	6,151,796
114,347	Sleep Number Corp.*	5,374,309
43,094	Tory Burch LLC*(2)(3)(4)	2,399,907
35,018	Wayfair, Inc. Class A*	5,198,422

		33,053,238

	Semiconductors & Semiconductor Equipment - 2.7%
221,063	Entegris, Inc.	7,889,738
369,130	Tower Semiconductor Ltd.*	6,112,793
20,473	Universal Display Corp.	3,129,298

		17,131,829

	Software & Services - 16.7%
72,556	2U, Inc.*	5,140,593
36,965	Alteryx, Inc. Class A*	3,100,255
35,514	EPAM Systems, Inc.*	6,006,483
93,479	Everbridge, Inc.*	7,011,860

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

23,844	Fair Isaac Corp.*	$6,476,746
208,662	Five9, Inc.*	11,023,613
88,326	Globant S.A.*	6,306,476
57,248	Guidewire Software, Inc.*	5,562,216
40,200	HubSpot, Inc.*(1)	6,681,642
91,028	LiveRamp Holdings, Inc.*	4,967,398
250,683	Mimecast Ltd.*	11,869,840
336,724	Pivotal Software, Inc. Class A*	7,020,695
78,665	Rapid7, Inc.*	3,981,236
48,270	Science Applications International Corp.	3,714,376
44,290	Trade Desk, Inc. Class A*	8,767,205
74,198	Zendesk, Inc.*	6,306,830

		103,937,464

	Technology Hardware & Equipment - 1.5%
45,488	Zebra Technologies Corp. Class A*	9,531,101

	Telecommunication Services - 1.5%
69,400	Bandwidth, Inc. Class A*	4,647,024
188,884	Boingo Wireless, Inc.*	4,397,219

		9,044,243

	Total Common Stocks (cost $535,949,489)	$613,120,668

Preferred Stocks - 1.1%
	Retailing - 0.4%
74,004	Honest Co., Inc. *(2)(3)(4)	2,737,408

	Software & Services - 0.7%
410,300	MarkLogic Corp. Series F*(2)(3)(4)	4,135,824

	Total Preferred Stocks (cost $8,151,359)	$6,873,232

Escrows - 0.0%(5)
	Software & Services - 0.0%
157,023	Veracode, Inc.*(2)(3)(4)	85,421

	Total Escrows (cost $—)	$85,421

	Total Long-Term Investments (cost $544,100,848)	$620,079,321

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.0%
6,262,971	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.47%(6)	6,262,971

	Securities Lending Collateral - 0.7%
224,603	Citibank NA DDCA, 2.40%, 4/1/2019(6)	224,603
2,170,132	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(6)	2,170,132
606,761	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(6)	606,761
139,015	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(6)	139,015
1,289,982	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(6)	1,289,982
61,562	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(6)	61,562

		4,492,055

	Total Short-Term Investments (cost $10,755,026)	$10,755,026

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Total Investments (cost $554,855,874)	101.3%	$630,834,347
Other Assets and Liabilities	(1.3)%	(8,121,185)

Total Net Assets	100.0%	$622,713,162

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2019, the aggregate fair value of these securities was $14,437,065, which represented 2.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $14,437,065 or 2.3% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	5,016,400	$2,182,229	$2,759,020
07/2015	DraftKings, Inc.	909,759	3,430,143	2,319,485
08/2015	Honest Co., Inc. Preferred	74,004	3,386,053	2,737,408
04/2015	MarkLogic Corp. Series F Preferred	410,300	4,765,306	4,135,824
11/2013	Tory Burch LLC	43,094	3,377,560	2,399,907
04/2017	Veracode, Inc.	157,023	—	85,421

			$17,141,291	$14,437,065

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$8,813,430	$8,813,430	$—	$—
Banks	30,076,659	30,076,659	—	—
Capital Goods	47,770,871	47,770,871	—	—
Commercial & Professional Services	25,227,862	25,227,862	—	—
Consumer Durables & Apparel	32,054,861	32,054,861	—	—
Consumer Services	47,822,911	45,503,426	—	2,319,485
Diversified Financials	4,851,151	4,851,151	—	—
Energy	7,101,725	7,101,725	—	—
Food & Staples Retailing	9,365,981	9,365,981	—	—
Food, Beverage & Tobacco	8,070,430	8,070,430	—	—
Health Care Equipment & Services	93,770,213	93,770,213	—	—
Insurance	4,839,740	4,839,740	—	—
Materials	19,310,828	19,310,828	—	—
Pharmaceuticals, Biotechnology & Life Sciences	75,264,459	75,264,459	—	—
Real Estate	26,081,672	26,081,672	—	—
Retailing	33,053,238	27,894,311	—	5,158,927
Semiconductors & Semiconductor Equipment	17,131,829	17,131,829	—	—
Software & Services	103,937,464	103,937,464	—	—
Technology Hardware & Equipment	9,531,101	9,531,101	—	—
Telecommunication Services	9,044,243	9,044,243	—	—
Preferred Stocks	6,873,232	—	—	6,873,232
Escrows	85,421	—	—	85,421
Short-Term Investments	10,755,026	10,755,026	—	—

Total	$630,834,347	$616,397,282	$—	$14,437,065

(1)	For the period ended March 31, 2019, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended March 31, 2019:

	Common Stocks	Preferred Stocks	Escrows	Total

Beginning balance	$5,772,836	$6,821,907	$178,845	$12,773,588
Purchases	-	-	-	-
Sales	-	-	(103,805)	(103,805)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	-	103,805	103,805
Net change in unrealized appreciation/depreciation	1,705,576	51,325	(93,424)	1,663,477
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending balance	$7,478,412	$6,873,232	$85,421	$14,437,065

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at March 31, 2019 was $1,756,901.

Hartford Stock HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Banks - 2.1%
249,479	PNC Financial Services Group, Inc.	$30,601,094

	Capital Goods - 12.2%
139,023	3M Co.	28,886,199
212,208	General Dynamics Corp.	35,922,570
183,823	Honeywell International, Inc.	29,213,151
104,818	Lockheed Martin Corp.	31,462,171
100,766	Northrop Grumman Corp.	27,166,514
197,211	United Technologies Corp.	25,418,526

		178,069,131

	Consumer Durables & Apparel - 3.9%
456,465	NIKE, Inc. Class B	38,438,917
206,826	VF Corp.	17,975,248

		56,414,165

	Consumer Services - 3.8%
291,103	McDonald’s Corp.	55,280,460

	Diversified Financials - 4.1%
324,152	American Express Co.	35,429,813
57,526	BlackRock, Inc.	24,584,887

		60,014,700

	Energy - 1.5%
267,351	Exxon Mobil Corp.	21,601,961

	Food & Staples Retailing - 2.7%
161,136	Costco Wholesale Corp.	39,017,471

	Food, Beverage & Tobacco - 9.3%
1,088,153	Coca-Cola Co.	50,990,850
897,758	Diageo plc	36,738,088
393,657	PepsiCo., Inc.	48,242,665

		135,971,603

	Health Care Equipment & Services - 11.1%
472,716	Baxter International, Inc.	38,436,538
340,111	Danaher Corp.	44,901,454
460,376	Medtronic plc	41,931,046
147,765	UnitedHealth Group, Inc.	36,536,374

		161,805,412

	Household & Personal Products - 4.6%
592,268	Colgate-Palmolive Co.	40,594,049
249,958	Procter & Gamble Co.	26,008,130

		66,602,179

	Insurance - 5.0%
265,032	Chubb Ltd.	37,125,682
387,390	Marsh & McLennan Cos., Inc.	36,375,921

		73,501,603

	Materials - 5.0%
248,878	Ecolab, Inc.	43,936,922
167,096	Linde plc	29,397,199

		73,334,121

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
96,440	Amgen, Inc.	18,321,671
304,776	Johnson & Johnson	42,604,637
262,454	Merck & Co., Inc.	21,828,299

		82,754,607

	Real Estate - 6.1%
272,263	American Tower Corp. REIT	53,652,147
165,687	Public Storage REIT	36,083,315

		89,735,462

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Retailing - 4.3%
9,440,100	Allstar Co.*(1)(2)(3)		$5,192,055
114,913	Home Depot, Inc.		22,050,656
680,263	TJX Cos., Inc.		36,196,794

			63,439,505

	Software & Services - 9.5%
195,784	Accenture plc Class A		34,461,900
115,801	Automatic Data Processing, Inc.		18,498,052
410,952	Microsoft Corp.		48,467,679
238,998	Visa, Inc. Class A		37,329,097

			138,756,728

	Transportation - 6.9%
366,760	Canadian National Railway Co.		32,832,341
234,216	Union Pacific Corp.		39,160,915
259,632	United Parcel Service, Inc. Class B		29,011,280

			101,004,536

	Total Common Stocks (cost $1,055,731,244)		$1,427,904,738

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
30,762,318	Fidelity Institutional Government Fund, Institutional Class, 2.33%(4)		30,762,318

	Total Short-Term Investments (cost $30,762,318)		$30,762,318

	Total Investments (cost $1,086,493,562)	99.9%	$1,458,667,056
	Other Assets and Liabilities	0.1%	1,271,509

	Total Net Assets	100.0%	$1,459,938,565

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2019, the aggregate fair value of this security was $5,192,055, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $5,192,055 or 0.4% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	9,440,100	$ 4,106,619	$ 5,192,055
(4)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$30,601,094	$30,601,094	$—	$—
Capital Goods	178,069,131	178,069,131	—	—
Consumer Durables & Apparel	56,414,165	56,414,165	—	—
Consumer Services	55,280,460	55,280,460	—	—
Diversified Financials	60,014,700	60,014,700	—	—
Energy	21,601,961	21,601,961	—	—
Food & Staples Retailing	39,017,471	39,017,471	—	—
Food, Beverage & Tobacco	135,971,603	99,233,515	36,738,088	—
Health Care Equipment & Services	161,805,412	161,805,412	—	—
Household & Personal Products	66,602,179	66,602,179	—	—
Insurance	73,501,603	73,501,603	—	—
Materials	73,334,121	73,334,121	—	—
Pharmaceuticals, Biotechnology & Life Sciences	82,754,607	82,754,607	—	—
Real Estate	89,735,462	89,735,462	—	—
Retailing	63,439,505	58,247,450	—	5,192,055
Software & Services	138,756,728	138,756,728	—	—
Transportation	101,004,536	101,004,536	—	—
Short-Term Investments	30,762,318	30,762,318	—	—

Total	$1,458,667,056	$1,416,736,913	$36,738,088	$5,192,055

(1)	For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 33.5%
	Asset-Backed - Automobile - 0.5%
$ 595,858	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	$594,581
2,625,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,617,382
1,756,794	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)	1,756,821
4,810,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,810,447

		9,779,231

	Asset-Backed - Finance & Insurance - 15.4%
9,180,000	AMMC CLO Ltd. 3 mo. USD LIBOR + 1.250%, 4.02%, 07/25/2029(1)(2)	9,161,227
6,890,000	Anchorage Capital CLO Ltd. 3 mo. USD LIBOR + 1.000%, 3.77%, 07/28/2028(1)(2)	6,843,458
9,215,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 4.25%, 04/24/2029(1)(2)	9,212,217
1,621,856	Apidos CLO 3 mo. USD LIBOR + 0.980%, 3.74%, 01/19/2025(1)(2)	1,620,778
6,700,000	Atrium 3 mo. USD LIBOR + 0.830%, 3.59%, 04/22/2027(1)(2)	6,654,708
	Avery Point CLO Ltd.
6,927,257	3 mo. USD LIBOR + 1.100%, 3.87%, 04/25/2026(1)(2)	6,919,353
2,848,138	3 mo. USD LIBOR + 1.120%, 3.90%, 01/18/2025(1)(2)	2,848,847
1,583,736	Babson CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.91%, 07/20/2025(1)(2)	1,581,058
6,145,537	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	6,173,532
	Bayview Opportunity Master Fund Trust
2,737,737	3.50%, 01/28/2055(1)(3)	2,745,612
3,185,005	3.50%, 06/28/2057	3,194,605
4,139,676	3.50%, 01/28/2058(1)(3)	4,151,663
2,442,612	4.00%, 11/28/2053(1)(3)	2,481,707
4,853,322	4.00%, 10/28/2064(1)(3)	4,928,798
420,000	Benefit Street Partners CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.58%, 10/18/2029(1)(2)	419,790
732,792	Cal Funding Ltd. 3.47%, 10/25/2027(1)	732,618
7,890,000	Carlyle Global Market Strategies CLO Ltd. 1 mo. USD LIBOR + 0.780%, 3.55%, 04/27/2027(1)(2)	7,850,069
	CBAM Ltd.
3,330,000	3 mo. USD LIBOR + 1.120%, 3.56%, 10/20/2029(1)(2)	3,307,269
7,305,000	3 mo. USD LIBOR + 1.230%, 4.00%, 10/17/2029(1)(2)	7,292,655
	CIFC Funding Ltd.
452,391	3 mo. USD LIBOR + 0.850%, 3.63%, 07/16/2030(1)(2)	452,368
8,960,000	3 mo. USD LIBOR + 1.050%, 3.83%, 04/24/2030(1)(2)	8,876,618
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,346,050
1,013,000	Civic Mortgage LLC 3.89%, 06/25/2022(1)(4)	1,010,923
2,130,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 4.64%, 10/15/2029(1)(2)	2,129,389
3,250,438	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,299,422
7,264,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 0.820%, 3.50%, 11/15/2028(1)(2)	7,178,234
2,950,000	Eagle Re Ltd. 1 mo. USD LIBOR + 1.700%, 4.19%, 11/25/2028(1)(2)	2,960,824
1,253,136	Fieldstone Mortgage Investment Corp. 1 mo. USD LIBOR + 0.270%, 2.76%, 05/25/2036(2)	950,709
3,267,261	First Franklin Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 2.73%, 04/25/2036(2)	3,008,878

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 3,458,894	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 2.58%, 01/25/2037(2)	$2,258,192
4,578,000	LCM Ltd. 3 mo. USD LIBOR + 1.210%, 3.97%, 07/20/2030(1)(2)	4,565,557
3,235,000	Lendmark Funding Trust 2.83%, 12/22/2025(1)	3,207,198
	Madison Park Funding Ltd.
7,200,000	3 mo. USD LIBOR + 1.160%, 3.93%, 07/23/2029(1)(2)	7,198,906
3,582,000	3 mo. USD LIBOR + 1.190%, 3.95%, 10/21/2030(1)(2)	3,565,512
7,742,895	3 mo. USD LIBOR + 1.260%, 4.02%, 07/20/2026(1)(2)	7,743,491
	Magnetite Ltd.
6,800,781	3 mo. USD LIBOR + 1.000%, 3.77%, 07/25/2026(1)(2)	6,796,313
6,595,000	3 mo. USD LIBOR + 1.500%, 4.27%, 07/25/2026(1)(2)	6,592,593
551,098	Marlette Funding Trust 2.36%, 12/15/2024(1)	550,364
4,746,697	MFA Trust 3.35%, 11/25/2047(1)(4)	4,740,820
611,509	Nationstar HECM Loan Trust 2.04%, 09/25/2027(1)(3)	610,793
4,450,000	Neuberger Berman CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.59%, 01/15/2028(1)(2)	4,412,322
	NRZ Advance Receivables Trust
3,265,500	2.58%, 10/15/2049(1)	3,255,288
6,250,000	3.11%, 12/15/2050(1)	6,255,243
5,421,000	3.21%, 02/15/2051(1)	5,435,653
	NRZ Excess Spread-Collateralized Notes
4,273,363	3.19%, 01/25/2023(1)	4,254,801
2,646,656	3.27%, 02/25/2023(1)	2,645,337
1,239,658	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(4)	1,237,933
6,780,000	OCP CLO Ltd. 3 mo. USD LIBOR + 0.850%, 3.62%, 04/17/2027(1)(2)	6,747,863
3,715,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.320%, 4.08%, 03/17/2030(1)(2)	3,709,914
	OneMain Financial Issuance Trust
7,814,000	2.37%, 09/14/2032(1)	7,752,892
958,061	4.10%, 03/20/2028(1)	959,512
1,060,443	Pretium Mortgage Credit Partners LLC 3.38%, 01/27/2033(1)(4)	1,054,761
266,497	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	266,243
3,280,000	Radnor RE Ltd. 1 mo. USD LIBOR + 1.250%, 3.74%, 02/25/2029(1)(2)	3,279,996
5,250,000	SBA Tower Trust 2.90%, 10/15/2044(1)(4)	5,243,950
445,308	Securitized Asset Backed Receivables LLC Trust 1 mo. USD LIBOR + 0.090%, 2.58%, 07/25/2036(2)	203,102
7,305,000	Shackleton CLO Ltd. 3 mo. USD LIBOR + 1.020%, 3.79%, 07/17/2028(1)(2)	7,264,516
	SoFi Consumer Loan Program LLC
1,189,569	2.50%, 05/26/2026(1)	1,180,856
607,745	2.77%, 05/25/2026(1)	605,751
1,281,467	3.05%, 12/26/2025(1)	1,281,793
1,085,812	3.09%, 10/27/2025(1)	1,085,767
1,036,903	3.28%, 01/26/2026(1)	1,040,448
2,575,000	Sound Point CLO Ltd. 3 mo. USD LIBOR + 1.390%, 4.16%, 01/23/2029(1)(2)	2,573,844
	Springleaf Funding Trust
8,130,000	2.68%, 07/15/2030	8,065,226
3,764,974	2.90%, 11/15/2029(1)	3,759,517
5,340,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	5,329,179
8,113,044	Symphony CLO Ltd. 3 mo. USD LIBOR + 1.280%, 4.08%, 07/14/2026(1)(2)	8,114,471
	Towd Point Mortgage Trust
7,741,610	2.75%, 10/25/2056(1)(3)	7,655,104

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 2,033,896	2.75%, 04/25/2057(1)(3)	$2,012,921
5,447,526	2.75%, 06/25/2057(1)(3)	5,358,498
3,767,910	2.75%, 07/25/2057	3,708,282
7,660,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.83%, 10/20/2028(1)(2)	7,663,684
	Voya CLO Ltd.
7,550,000	3 mo. USD LIBOR + 0.900%, 3.68%, 01/18/2029(1)(2)	7,476,810
2,915,000	3 mo. USD LIBOR + 1.250%, 4.02%, 04/17/2030(1)(2)	2,903,620
2,670,000	3 mo. USD LIBOR + 1.250%, 4.03%, 01/18/2029(1)(2)	2,607,939
2,054,000	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	2,024,977
1,810,000	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,874,400
10,785,000	York CLO Ltd. 3 mo. USD LIBOR + 1.630%, 2.73%, 01/20/2030(1)(2)	10,831,278

		321,296,809

	Asset-Backed - Home Equity - 1.5%
	GSAA Home Equity Trust
5,945,833	1 mo. USD LIBOR + 0.080%, 2.57%, 02/25/2037(2)	2,990,009
3,455,294	1 mo. USD LIBOR + 0.100%, 2.59%, 03/25/2037(2)	1,636,326
2,558,539	1 mo. USD LIBOR + 0.180%, 2.67%, 11/25/2036(2)	1,132,337
111,366	1 mo. USD LIBOR + 0.240%, 2.73%, 11/25/2036(2)	62,150
629,779	5.99%, 06/25/2036(3)	287,141
7,449,188	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(4)	7,445,317
90,398	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 2.64%, 06/25/2036(2)	73,341
1,472,375	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.66%, 11/25/2036(2)	614,033
	New Residential Mortgage Loan Trust
5,271,200	1 mo. USD LIBOR + 1.500%, 3.99%, 06/25/2057(1)(2)	5,350,788
6,215,312	4.00%, 08/27/2057(1)(3)	6,312,547
2,649,949	4.00%, 12/25/2057(1)(3)	2,704,787
	Soundview Home Loan Trust
2,835,650	1 mo. USD LIBOR + 0.180%, 2.67%, 07/25/2037(2)	2,542,958
435,000	1 mo. USD LIBOR + 0.250%, 2.74%, 11/25/2036(2)	402,855

		31,554,589

	Collateralized - Mortgage Obligations - 0.1%
1,567,930	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	1,561,372

	Commercial Mortgage - Backed Securities - 5.7%
	Banc of America Commercial Mortgage Trust
39,890,304	0.75%, 11/15/2050(3)(5)	2,090,368
4,702,130	0.82%, 11/15/2054(3)(5)	262,751
	BBCMS Mortgage Trust
28,809,480	1.51%, 02/15/2050(3)(5)	2,559,377
8,553,000	1 mo. USD LIBOR + 0.850%, 3.33%, 08/15/2036(1)(2)	8,511,353
	Benchmark Mortgage Trust
11,991,119	0.53%, 01/15/2051(3)(5)	439,328
20,305,644	0.54%, 07/15/2051(3)(5)	750,395
2,920,000	CAMB Commercial Mortgage Trust 1 mo. USD LIBOR + 2.55%, 5.03%, 12/15/2037(1)(2)	2,936,405
	Citigroup Commercial Mortgage Trust
22,195,223	0.98%, 07/10/2047(3)(5)	921,967
26,242,843	1.11%, 04/10/2048(3)(5)	1,221,198
	Commercial Mortgage Pass-Through Certificates
7,400,560	0.62%, 02/10/2047(3)(5)	186,075
535,000	4.24%, 02/10/2047(3)	564,756
	Commercial Mortgage Trust
4,098,148	0.68%, 08/10/2046(3)(5)	107,687
6,698,005	1.92%, 07/10/2046(1)(3)(5)	122,484
1,035,000	2.54%, 12/10/2045	1,027,852
950,805	2.82%, 10/15/2045	946,149
1,670,000	2.85%, 10/15/2045	1,659,141

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,145,000	3.10%, 03/10/2046	$1,155,502
876,221	3.21%, 03/10/2046	884,950
6,780,000	3.42%, 03/10/2031(1)	6,957,260
1,260,000	3.61%, 06/10/2046(3)	1,295,113
705,000	3.62%, 07/10/2050	724,087
2,120,000	3.69%, 08/10/2047	2,195,341
1,150,133	3.80%, 08/10/2047	1,196,771
1,485,000	3.83%, 07/15/2047	1,545,144
575,125	3.96%, 03/10/2047	601,936
1,199,384	4.02%, 07/10/2045	1,253,259
630,000	4.07%, 02/10/2047(3)	661,802
1,045,000	4.21%, 08/10/2046(3)	1,100,043
615,085	4.23%, 07/10/2045(3)	649,089
720,000	4.57%, 10/15/2045(1)(3)	162,266
1,920,000	4.75%, 10/15/2045(1)(3)	1,024,992
67,581	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	66,352
	CSAIL Commercial Mortgage Trust
62,201,289	0.79%, 06/15/2057(3)(5)	2,286,538
3,821,774	1.02%, 11/15/2048(3)(5)	171,489
11,347,085	1.79%, 01/15/2049(3)(5)	980,926
470,000	3.45%, 08/15/2048	479,138
545,000	3.54%, 11/15/2048	558,351
550,000	3.72%, 08/15/2048	569,187
83,000	3.76%, 11/15/2048	85,996
7,318,959	DBUBS Mortgage Trust 0.71%, 11/10/2046(1)(3)(5)	56,164
3,004,079	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,112,623
	FREMF Mortgage Trust
4,680,000	3.04%, 10/25/2047(1)(3)	4,672,941
5,485,000	5.28%, 09/25/2043(1)(3)	5,615,539
1,065,094	GE Business Loan Trust 1 mo. USD LIBOR + 1.000%, 3.48%, 05/15/2034(1)(2)	1,001,480
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,345,635
	GS Mortgage Securities Trust
45,470,913	0.09%, 07/10/2046(3)(5)	166,619
6,467,782	1.34%, 08/10/2044(1)(3)(5)	155,969
1,580,166	3.67%, 04/10/2047(1)	492,016
785,121	4.07%, 01/10/2047	821,762
2,215,000	4.97%, 04/10/2047(1)(3)	1,898,665
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(3)	1,167,664
765,128	2.84%, 12/15/2047	765,688
1,290,924	4.38%, 12/15/2047(1)(3)	1,095,814
	JPMBB Commercial Mortgage Securities Trust
24,029,063	0.71%, 09/15/2047(3)(5)	642,950
7,437,290	0.80%, 05/15/2048(3)(5)	209,802
825,000	2.91%, 10/15/2048	820,057
949,896	3.36%, 07/15/2045	966,862
	Morgan Stanley Bank of America Merrill Lynch Trust
1,527,842	1.04%, 10/15/2048(3)(5)	79,662
15,702,288	1.10%, 12/15/2047(3)(5)	547,756
1,530,000	3.13%, 12/15/2048	1,547,311
1,320,000	3.18%, 08/15/2045	1,333,766
795,172	4.26%, 10/15/2046(3)	841,120
	Morgan Stanley Capital Trust
31,863,706	0.34%, 09/15/2047(1)(3)(5)	151,082
8,215,125	1.45%, 06/15/2050(3)(5)	654,583
4,920,000	3.47%, 08/11/2033(1)	4,991,643
1,460,000	5.16%, 07/15/2049(1)(3)	1,272,317
920,000	5.27%, 10/12/2052(1)(3)	38,535
2,475,000	MTRO Commercial Mortgage Trust 1 mo. USD LIBOR + 1.800%, 4.28%, 12/15/2033(1)(2)	2,477,322

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 3,830,000	Oaktown Re II Ltd. 3 mo. USD LIBOR + 1.550%, 4.04%, 07/25/2028(1)(2)	$3,820,021
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	792,047
	UBS Commercial Mortgage Trust
4,678,191	1.10%, 08/15/2050(3)(5)	323,176
850,000	3.43%, 08/15/2050	861,037
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	791,899
2,295,000	3.09%, 08/10/2049	2,317,223
2,065,000	3.19%, 03/10/2046	2,093,800
775,000	3.24%, 04/10/2046	788,035
	Wells Fargo Commercial Mortgage Trust
21,063,600	1.15%, 05/15/2048(3)(5)	950,718
1,161,256	2.92%, 10/15/2045	1,161,569
419,000	2.92%, 11/15/2049	411,364
345,000	2.94%, 10/15/2049	338,932
805,000	3.29%, 05/15/2048	816,022
440,000	3.41%, 12/15/2047	447,882
445,000	3.79%, 09/15/2048	460,967
430,000	4.10%, 05/15/2048(3)	405,819
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	254,299
1,215,000	3.00%, 08/15/2045	1,222,266
1,150,000	3.07%, 03/15/2045	1,157,830
450,000	3.35%, 05/15/2045	452,854
1,015,000	3.61%, 11/15/2047	1,042,510
990,000	3.72%, 05/15/2047	1,023,603
925,000	4.00%, 05/15/2047	969,718
230,000	4.05%, 03/15/2047	240,923
755,286	4.10%, 03/15/2047	796,124
1,095,000	4.15%, 08/15/2046(3)	1,148,240
710,000	5.00%, 06/15/2044(1)(3)	546,578
790,000	5.58%, 04/15/2045(1)(3)	817,324

		119,308,945

	Other ABS - 2.0%
3,224,258	Atlas Senior Loan Fund IV Ltd. 3 mo. USD LIBOR + 0.680%, 3.36%, 02/17/2026(1)(2)	3,214,212
1,716,000	Barings CLO Ltd. 1 mo. USD LIBOR + 0.950%, 3.71%, 07/20/2029(1)(2)	1,698,605
7,381,622	Galaxy XXIX CLO Ltd. 3 mo. USD LIBOR + 0.790%, 3.47%, 11/15/2026(1)(2)	7,348,685
6,027,717	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	6,050,037
7,465,000	TICP CLO XII Ltd. 3 mo. USD LIBOR + 1.110%, 3.92%, 01/15/2031(1)(2)	7,440,911
2,300,000	Vericrest Opportunity Loan Trust 2019-NPL3 3.97%, 03/25/2049(1)(4)	2,302,509
1,109,439	VOLT LXII LLC 3.13%, 09/25/2047(1)(4)	1,103,105
4,994,114	VOLT LXIV LLC 3.38%, 10/25/2047(1)(4)	4,987,021
2,977,319	VOLT LXVI LLC 4.34%, 05/25/2048(1)(4)	2,983,986
4,617,357	VOLT LXXIII LLC 4.46%, 10/25/2048(1)(4)	4,647,950

		41,777,021

	Whole Loan Collateral CMO - 8.3%
	Alternative Loan Trust
1,068,952	1 mo. USD LIBOR + 0.320%, 2.81%, 11/25/2035(2)	978,924
227,331	1 mo. USD LIBOR + 0.540%, 3.03%, 01/25/2036(2)	217,149
1,072,874	5.75%, 05/25/2036	773,897
1,930,000	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	1,937,030
	Banc of America Funding Trust

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,318,375	1 mo. USD LIBOR + 0.300%, 2.79%, 05/20/2047(2)	$1,240,996
4,226,532	5.77%, 05/25/2037(3)	4,099,346
159,557	5.85%, 01/25/2037(4)	156,315
978,531	BCAP LLC Trust 1 mo. USD LIBOR + 0.180%, 2.67%, 03/25/2037(2)	955,351
383,546	Bear Stearns Adjustable Rate Mortgage Trust 12 mo. USD CMT + 2.300%, 4.73%, 10/25/2035(2)	388,219
1,266,085	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 2.99%, 01/25/2036(2)	1,294,243
439,575	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.67%, 10/25/2036(2)	406,131
	Bellemeade Re Ltd.
5,759,000	1 mo. USD LIBOR + 1.200%, 3.69%, 10/25/2027(1)(2)	5,755,431
5,110,000	1 mo. USD LIBOR + 1.300%, 3.78%, 03/25/2029(1)(2)	5,110,000
6,240,000	Cent CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.92%, 07/27/2030(1)(2)	6,182,199
	CHL Mortgage Pass-Through Trust
531,415	3.85%, 11/20/2035(3)	484,164
2,287,740	4.02%, 09/25/2047(3)	2,131,518
5,847,526	CIM Trust 3.00%, 04/25/2057(1)(3)	5,813,759
4,485,000	Colombia Cent CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.64%, 10/25/2028(1)(2)	4,462,974
3,835,000	COLT Mortgage Loan Trust 3.34%, 05/25/2049(1)(3)(6)(22)	3,834,994
1,964,686	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,892,573
2,521,074	CSMC Trust 3.25%, 04/25/2047(1)(3)	2,461,158
1,247,744	Deephaven Residential Mortgage Trust 2.45%, 06/25/2047(1)(3)	1,233,183
	Fannie Mae Connecticut Avenue Securities
2,025,000	1 mo. USD LIBOR + 3.550%, 6.04%, 07/25/2029(2)	2,175,239
4,065,143	1 mo. USD LIBOR + 4.350%, 6.84%, 05/25/2029(2)	4,450,977
1,275,873	1 mo. USD LIBOR + 4.900%, 7.39%, 11/25/2024(2)	1,432,057
700,856	1 mo. USD LIBOR + 5.700%, 8.19%, 04/25/2028(2)	801,925
611,106	1 mo. USD LIBOR + 6.000%, 8.49%, 09/25/2028(2)	696,371
31,717	GMACM Mortgage Loan Trust 4.25%, 04/19/2036(3)	28,618
	GSR Mortgage Loan Trust
1,286,431	1 mo. USD LIBOR + 0.300%, 2.79%, 01/25/2037(2)	687,950
2,117,098	4.41%, 01/25/2036(3)	2,118,354
	HarborView Mortgage Loan Trust
1,111,281	1 mo. USD LIBOR + 0.190%, 2.67%, 01/19/2038(2)	1,058,643
3,978,293	1 mo. USD LIBOR + 0.240%, 2.72%, 12/19/2036(2)	3,659,717
3,060,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.09%, 10/25/2028(1)(2)	3,065,774
1,197,703	IndyMac Index Mortgage Loan Trust 4.00%, 03/25/2036(3)	1,079,704
300,202	JP Morgan Mortgage Trust 4.49%, 04/25/2037(3)	283,506
2,735,000	LCM XX L.P. 3 mo. USD LIBOR + 1.040%, 3.80%, 10/20/2027(1)(2)	2,716,725
1,303,173	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 2.70%, 07/25/2046(2)	1,262,798
	LSTAR Securities Investment Ltd.
1,506,592	1 mo. USD LIBOR + 1.650%, 4.14%, 11/01/2022(1)(2)	1,519,211
3,445,000	1 mo. USD LIBOR + 1.700%, 4.19%, 03/01/2024(1)(2)(6)(22)	3,445,000
1,323,169	1 mo. USD LIBOR + 1.750%, 4.24%, 09/01/2022(1)(2)	1,327,993
485,510	MASTR Adjustable Rate Mortgages Trust 4.47%, 11/21/2034(3)	498,857
1,378,165	MFA Trust 2.59%, 02/25/2057(1)(3)	1,363,732
	New Residential Mortgage Loan Trust
6,491,191	1 mo. USD LIBOR + 0.750%, 3.24%, 01/25/2048(1)(2)	6,445,108
4,500,672	3.75%, 11/26/2035(1)(3)	4,550,282

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 4,020,427	3.75%, 11/25/2056(1)(3)	$4,061,773
7,512,924	4.00%, 02/25/2057(1)(3)	7,646,066
7,414,536	4.00%, 03/25/2057(1)(3)	7,577,096
5,946,599	4.00%, 04/25/2057(1)(3)	6,075,052
4,766,820	4.00%, 05/25/2057(1)(3)	4,869,876
7,485,000	OZLM Ltd. 3 mo. USD LIBOR + 1.050%, 3.80%, 04/30/2027(1)(2)	7,437,844
3,435,000	PMT Credit Risk Transfer Trust 1 mo. USD LIBOR + 2.000%, 4.48%, 03/27/2024(1)(2)(6)(22)	3,435,000
1,368,254	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,337,925
	Residential Accredit Loans, Inc.
3,225,760	3.67%, 11/25/2037(3)	2,881,846
843,563	6.00%, 12/25/2035	811,603
	Seasoned Credit Risk Transfer Trust
2,183,507	3.50%, 11/25/2057	2,211,661
5,783,083	3.50%, 07/25/2058(6)(22)	5,752,586
1,545,797	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 1.650%, 4.14%, 04/25/2043(1)(2)	1,556,040
	Towd Point Mortgage Trust
3,394,038	2.25%, 04/25/2056(1)(3)	3,339,137
782,937	2.75%, 02/25/2055(1)(3)	776,046
3,004,684	2.75%, 08/25/2055(1)(3)	2,970,435
618,810	3.00%, 03/25/2054(1)(3)	614,828
6,656,196	1 mo. USD LIBOR + 0.600%, 3.09%, 02/25/2057(1)(2)	6,667,025
	WaMu Mortgage Pass-Through Certificates Trust
733,508	1 mo. USD LIBOR + 0.420%, 2.91%, 06/25/2044(2)	716,127
3,402,483	12 mo. USD MTA + 0.820%, 3.15%, 12/25/2046(2)	3,081,397
1,303,354	3.59%, 06/25/2037(3)	1,216,799
	Wells Fargo Commercial Mortgage Trust
45,524,550	1.14%, 09/15/2057(3)(5)	1,975,388
1,015,000	3.84%, 09/15/2058	1,058,567

		174,548,212

	Total Asset & Commercial Mortgage Backed Securities (cost $703,971,892)	$699,826,179

Corporate Bonds - 30.6%
	Aerospace/Defense - 0.4%
1,327,000	Lockheed Martin Corp. 4.09%, 09/15/2052	1,348,202
	United Technologies Corp.
140,000	2.80%, 05/04/2024	138,238
4,615,000	3.65%, 08/16/2023	4,737,125
1,565,000	3.95%, 08/16/2025	1,625,381
400,000	4.63%, 11/16/2048	424,351

		8,273,297

	Agriculture - 1.2%
	Altria Group, Inc.
405,000	2.63%, 09/16/2026	373,810
4,035,000	2.85%, 08/09/2022	4,025,435
750,000	3.80%, 02/14/2024	763,341
765,000	3.88%, 09/16/2046	628,105
810,000	4.40%, 02/14/2026	832,548
1,615,000	4.80%, 02/14/2029	1,664,911
4,000,000	5.80%, 02/14/2039	4,230,491
3,655,000	5.95%, 02/14/2049	3,922,015
	BAT Capital Corp.
1,635,000	3.22%, 08/15/2024	1,598,638
3,110,000	3.56%, 08/15/2027	2,944,529
3,025,000	4.39%, 08/15/2037	2,706,589
1,300,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,317,288

		25,007,700

	Airlines - 0.1%
	Delta Air Lines, Inc.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 765,000	3.63%, 03/15/2022	$769,324
1,160,000	3.80%, 04/19/2023	1,172,189

		1,941,513

	Auto Manufacturers - 0.5%
	Ford Motor Co.
585,000	4.75%, 01/15/2043	458,440
635,000	5.29%, 12/08/2046	532,046
540,000	Ford Motor Credit Co. LLC 3.82%, 11/02/2027	471,477
	General Motors Co.
630,000	5.95%, 04/01/2049	610,762
1,000,000	6.25%, 10/02/2043	995,057
1,035,000	6.75%, 04/01/2046	1,079,492
	General Motors Financial Co., Inc.
500,000	3.70%, 05/09/2023	497,344
1,760,000	3.95%, 04/13/2024	1,741,841
3,135,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(1)	3,175,260

		9,561,719

	Auto Parts & Equipment - 0.0%
450,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	329,625
290,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026(7)	276,515

		606,140

	Beverages - 1.1%
70,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036(1)	69,929
	Anheuser-Busch InBev Worldwide, Inc.
2,213,000	3.75%, 07/15/2042	1,915,073
1,420,000	4.15%, 01/23/2025	1,479,731
1,145,000	4.60%, 04/15/2048	1,099,985
860,000	4.75%, 01/23/2029	916,242
2,035,000	4.75%, 04/15/2058	1,939,409
8,715,000	5.45%, 01/23/2039	9,434,106
	Constellation Brands, Inc.
1,275,000	2.65%, 11/07/2022	1,258,748
1,250,000	3.60%, 02/15/2028	1,221,757
1,170,000	4.40%, 11/15/2025	1,228,339
2,003,000	4.75%, 12/01/2025	2,135,313

		22,698,632

	Biotechnology - 0.1%
1,315,000	Amgen, Inc. 2.65%, 05/11/2022	1,310,412
90,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	91,677

		1,402,089

	Chemicals - 0.9%
290,000	Chemours Co. 5.38%, 05/15/2027	288,095
	DowDuPont, Inc.
3,495,000	4.21%, 11/15/2023	3,654,831
3,390,000	4.73%, 11/15/2028	3,662,530
	Methanex Corp.
1,590,000	4.25%, 12/01/2024	1,587,239
531,000	5.65%, 12/01/2044	504,566
455,000	Nutrien Ltd. 4.20%, 04/01/2029	468,525
290,000	Olin Corp. 5.13%, 09/15/2027	293,263
1,990,000	SABIC Capital II B.V. 4.00%, 10/10/2023(1)	2,029,800

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,830,000	Sherwin-Williams Co. 3.45%, 06/01/2027	$1,797,804
	Syngenta Finance N.V.
1,810,000	4.89%, 04/24/2025(1)	1,843,247
2,855,000	5.18%, 04/24/2028(1)	2,901,503
265,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	278,581

		19,309,984

	Commercial Banks - 8.5%
	Banco Bilbao Vizcaya Argentaria S.A.
5,200,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(7)(8)	4,641,000
EUR 400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(8)(9)	493,353
	Banco de Sabadell S.A.
1,400,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(2)(8)(9)	1,454,312
2,400,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(8)(9)	2,553,999
	Bank of America Corp.
$ 730,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(2)	732,117
6,005,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(2)	6,009,211
4,620,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	4,640,695
1,205,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(2)	1,239,234
1,785,000	3 mo. USD LIBOR + 1.210%, 3.97%, 02/07/2030	1,819,340
1,020,000	4.00%, 01/22/2025	1,040,231
1,385,000	4.20%, 08/26/2024	1,433,437
2,925,000	7.75%, 05/14/2038	4,061,263
780,000	Barclays Bank plc 2.65%, 01/11/2021	773,863
250,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(8)(9)	258,341
	BNP Paribas S.A.
2,890,000	3.38%, 01/09/2025(1)	2,831,585
1,645,000	4.40%, 08/14/2028(1)	1,692,495
1,505,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(8)	1,316,875
1,940,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(8)	2,034,575
	BPCE S.A.
635,000	2.75%, 01/11/2023(1)	628,280
1,245,000	3.00%, 05/22/2022(1)	1,231,803
EUR 400,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(8)(9)	515,242
1,200,000	CaixaBank S.A. 5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(8)(9)	1,398,028
	Citigroup, Inc.
$ 2,360,000	3.20%, 10/21/2026	2,311,466
1,085,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(2)	1,066,040
2,960,000	3 mo. USD LIBOR + 1.100%, 3.78%, 05/17/2024(2)	2,972,888
5,135,000	3 mo. USD LIBOR + 1.338%, 3.98%, 03/20/2030	5,220,289
1,025,000	3 mo. USD LIBOR + 1.192%, 4.08%, 04/23/2029(2)	1,051,649
940,000	4.45%, 09/29/2027	965,790
111,000	4.65%, 07/30/2045	118,054
1,004,000	4.75%, 05/18/2046	1,040,275
4,000,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(8)	4,492,608
	Credit Suisse Group AG
5,685,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(8)	5,667,638
275,000	5 year USD Swap + 4.600%, 7.50%, 07/17/2023(1)(2)(8)	282,906
	Danske Bank A/S
2,975,000	5.00%, 01/12/2022(1)	3,050,976
3,940,000	5.38%, 01/12/2024(1)	4,097,837
EUR 650,000	5 year EUR Swap + 5.471%, 5.88%, 04/06/2022(2)(8)(9)	742,904
$ 1,400,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(2)(8)(9)	1,438,500
	Goldman Sachs Group, Inc.
2,235,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(2)	2,215,115
965,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	954,227
4,430,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(2)	4,387,708
3,860,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(2)	3,824,061

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 375,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(2)	$358,071
1,250,000	3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(2)	1,277,499
1,005,000	6.25%, 02/01/2041	1,239,597
1,890,000	6.75%, 10/01/2037	2,304,054
	HSBC Holdings plc
1,305,000	2.95%, 05/25/2021	1,305,820
2,370,000	3.40%, 03/08/2021	2,390,878
1,200,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(2)	1,261,367
2,925,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(8)	2,900,137
1,075,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(2)(8)	1,073,656
	Intesa Sanpaolo S.p.A.
1,015,000	3.38%, 01/12/2023(1)	990,716
2,630,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(7)(8)	2,485,350
EUR 1,375,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(8)(9)	1,671,546
	JP Morgan Chase & Co.
$815,000	2.40%, 06/07/2021	808,991
2,665,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(2)	2,664,163
2,500,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(2)	2,482,976
1,990,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(2)	2,043,312
4,480,000	3 mo. USD LIBOR + 1.245%, 3.96%, 01/29/2027(2)	4,626,432
2,230,000	3 mo. USD LIBOR + 1.120%, 4.01%, 04/23/2029(2)	2,290,480
955,000	3 mo. USD LIBOR + 1.230%, 4.01%, 10/24/2023(2)	969,363
	Morgan Stanley
2,725,000	2.50%, 04/21/2021	2,707,278
1,450,000	2.75%, 05/19/2022	1,441,236
4,895,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(2)	4,857,997
2,120,000	3.63%, 01/20/2027	2,124,954
1,090,000	3.95%, 04/23/2027	1,089,670
3,275,000	4.00%, 07/23/2025	3,370,693
260,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(8)	276,900
1,825,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,846,697
	Societe Generale S.A.
3,275,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(8)	3,377,344
625,000	5 year USD ICE Swap + 5.873%, 8.00%, 09/29/2025(1)(2)(7)(8)	664,062
1,950,000	Standard Chartered plc 5 year USD Swap + 6.301%, 7.50%, 04/02/2022(2)(8)(9)	2,032,875
2,325,000	UBS AG 2.45%, 12/01/2020(1)	2,311,838
	UBS Group Funding Switzerland AG
1,273,000	2.65%, 02/01/2022(1)	1,261,589
3,050,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(8)(9)	3,123,365
1,620,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(8)(9)	1,638,063
	UniCredit S.p.A.
EUR 1,215,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(2)(8)(9)	1,168,710
$ 2,685,000	6.57%, 01/14/2022(1)	2,809,633
EUR 2,225,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(8)(9)	2,425,395
$ 625,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(8)(9)	584,322
	Wells Fargo & Co.
1,795,000	2.63%, 07/22/2022	1,781,792
1,655,000	3.00%, 04/22/2026	1,617,082
665,000	3.00%, 10/23/2026	648,427
4,800,000	3.07%, 01/24/2023	4,806,361
2,485,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(2)	2,494,574
2,885,000	3.75%, 01/24/2024	2,968,888
295,000	4.90%, 11/17/2045	314,155
890,000	5.61%, 01/15/2044	1,027,458

		178,615,976

	Commercial Services - 0.6%
6,128,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	6,173,960
	Ashtead Capital, Inc.
200,000	4.13%, 08/15/2025(1)	196,500
200,000	4.38%, 08/15/2027(1)	193,000

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 5,325,000	IHS Markit Ltd. 4.13%, 08/01/2023	$5,430,648
400,000	United Rentals North America, Inc. 5.50%, 07/15/2025	409,000

		12,403,108

	Construction Materials - 0.1%
	Standard Industries, Inc.
60,000	5.38%, 11/15/2024(1)	61,500
930,000	6.00%, 10/15/2025(1)	973,794

		1,035,294

	Diversified Financial Services - 0.2%
2,425,000	American Express Co. 3.40%, 02/27/2023	2,461,952
1,725,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,763,478
	Navient Corp.
460,000	5.88%, 03/25/2021	474,950
390,000	7.25%, 01/25/2022	413,400

		5,113,780

	Electric - 1.4%
	AES Corp.
330,000	4.00%, 03/15/2021	334,425
220,000	4.50%, 03/15/2023	222,200
330,000	4.88%, 05/15/2023	334,537
50,000	5.13%, 09/01/2027	52,009
1,180,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	1,171,910
1,120,000	DTE Energy Co. 1.50%, 10/01/2019	1,112,069
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,616,396
970,000	Duke Energy Florida LLC 3.40%, 10/01/2046	902,701
1,495,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,612,697
	Exelon Corp.
2,275,000	2.85%, 06/15/2020	2,272,524
2,745,000	3.95%, 06/15/2025	2,841,388
645,000	Fortis, Inc. 2.10%, 10/04/2021	630,911
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,472,473
2,580,000	NextEra Energy Capital Holdings, Inc. 3.15%, 04/01/2024	2,589,322
565,000	Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	674,931
	Pacific Gas & Electric Co.
785,000	2.95%, 03/01/2026	686,875
4,390,000	3.30%, 12/01/2027	3,830,275
550,000	3.50%, 06/15/2025	489,500
2,625,000	6.05%, 03/01/2034(7)	2,605,312
580,000	South Carolina Electric & Gas Co. 4.25%, 08/15/2028	626,182
	Southern Co.
625,000	2.95%, 07/01/2023	622,268
1,495,000	3.25%, 07/01/2026	1,464,299

		28,165,204

	Electronics - 0.0%
910,000	Fortive Corp. 2.35%, 06/15/2021	900,303

	Engineering & Construction - 0.8%
2,250,000	Fluor Corp. 4.25%, 09/15/2028	2,249,998

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 4,250,000	International Airport Finance S.A. 12.00%, 03/15/2033(1)	$4,530,500
	SBA Tower Trust
4,815,000	3.17%, 04/09/2047(1)	4,789,059
4,540,000	3.45%, 03/15/2048(1)	4,567,877

		16,137,434

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
1,260,000	5.30%, 01/15/2029	1,314,936
275,000	5.38%, 04/15/2026	287,348
	WMG Acquisition Corp.
445,000	4.88%, 11/01/2024(1)	450,562
260,000	5.00%, 08/01/2023(1)	264,550

		2,317,396

	Food - 0.4%
	Conagra Brands, Inc.
450,000	3.80%, 10/22/2021	458,432
2,185,000	4.30%, 05/01/2024	2,267,312
240,000	4.60%, 11/01/2025	251,894
370,000	5.30%, 11/01/2038	374,531
	Kraft Heinz Foods Co.
2,185,000	3.00%, 06/01/2026	2,036,649
150,000	4.38%, 06/01/2046	129,756
2,485,000	4.63%, 01/30/2029	2,556,178
285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)(7)	295,688

		8,370,440

	Food Service - 0.0%
585,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	582,590

	Forest Products & Paper - 0.1%
2,390,000	Suzano Austria GmbH 6.00%, 01/15/2029(1)	2,545,852

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	71,137
375,000	5.88%, 08/20/2026	374,531
1,445,000	Sempra Energy 2.40%, 02/01/2020	1,438,488

		1,884,156

	Healthcare-Products - 0.4%
	Becton Dickinson and Co.
3,925,000	3.36%, 06/06/2024	3,924,983
1,655,000	3.70%, 06/06/2027	1,648,634
2,385,000	Boston Scientific Corp. 4.00%, 03/01/2028	2,451,830
855,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	855,162

		8,880,609

	Healthcare-Services - 0.8%
700,000	Aetna, Inc. 2.80%, 06/15/2023	687,407
	Anthem, Inc.
2,115,000	3.50%, 08/15/2024	2,141,432
965,000	3.65%, 12/01/2027	964,023
410,000	4.63%, 05/15/2042	423,143
	Cigna Corp.
795,000	4.13%, 11/15/2025(1)	822,811
7,480,000	4.38%, 10/15/2028(1)	7,758,781
535,000	Community Health Systems, Inc. 5.13%, 08/01/2021(7)	525,959
	UnitedHealth Group, Inc.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,230,000	3.50%, 06/15/2023	$1,267,140
860,000	3.70%, 12/15/2025	894,808
1,260,000	3.75%, 07/15/2025	1,315,223
145,000	4.25%, 04/15/2047	151,743
405,000	4.75%, 07/15/2045	457,620

		17,410,090

	Home Builders - 0.1%
595,000	Lennar Corp. 4.75%, 11/29/2027	595,278
285,000	PulteGroup, Inc. 5.50%, 03/01/2026	293,550
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	578,594

		1,467,422

	Insurance - 0.3%
835,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	864,225
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	16,500
380,000	4.90%, 08/15/2023	320,150
15,000	7.63%, 09/24/2021	14,475
	Marsh & McLennan Cos., Inc.
1,480,000	3.88%, 03/15/2024	1,535,065
945,000	4.38%, 03/15/2029	999,993
1,035,000	4.75%, 03/15/2039	1,120,031
258,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	405,585
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	364,406
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,041,600

		6,682,030

	Internet - 0.5%
	Alibaba Group Holding Ltd.
2,975,000	3.40%, 12/06/2027	2,917,189
630,000	4.00%, 12/06/2037	611,514
1,050,000	4.20%, 12/06/2047	1,027,422
2,505,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,603,668
150,000	Symantec Corp. 5.00%, 04/15/2025(1)	150,224
	Tencent Holdings Ltd.
2,090,000	2.99%, 01/19/2023(1)	2,080,883
1,210,000	3.60%, 01/19/2028(1)	1,193,817

		10,584,717

	Iron/Steel - 0.3%
285,000	Commercial Metals Co. 5.38%, 07/15/2027	274,313
275,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	283,938
	Vale Overseas Ltd.
4,175,000	6.25%, 08/10/2026	4,538,225
405,000	6.88%, 11/10/2039	464,737

		5,561,213

	IT Services - 0.1%
885,000	Apple, Inc. 3.45%, 02/09/2045	841,998
210,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	220,067

		1,062,065

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Leisure Time - 0.0%
$ 150,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	$145,875

	Lodging - 0.0%
290,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026(1)	294,869
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
59,000	5.25%, 05/15/2027(1)	55,755
91,000	5.50%, 03/01/2025(1)	89,863

		440,487

	Machinery - Construction & Mining - 0.0%
365,000	Oshkosh Corp. 5.38%, 03/01/2025	374,581

	Media - 2.0%
	CCO Holdings LLC / CCO Holdings Capital Corp.
150,000	5.13%, 05/01/2027(1)	150,937
145,000	5.75%, 02/15/2026(1)	151,706
	Charter Communications Operating LLC / Charter Communications Operating Capital
3,935,000	4.20%, 03/15/2028	3,904,564
1,180,000	5.75%, 04/01/2048	1,232,611
1,090,000	6.48%, 10/23/2045	1,221,893
	Comcast Corp.
150,000	2.35%, 01/15/2027	140,159
490,000	3.20%, 07/15/2036	445,542
940,000	3.95%, 10/15/2025	983,071
355,000	4.05%, 11/01/2052	345,882
845,000	4.15%, 10/15/2028	889,394
605,000	4.25%, 10/15/2030	642,741
645,000	4.60%, 10/15/2038	690,458
440,000	4.95%, 10/15/2058	485,320
	Cox Communications, Inc.
2,601,000	3.15%, 08/15/2024(1)	2,589,193
600,000	4.80%, 02/01/2035(1)	567,428
430,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	439,094
	Discovery Communications LLC
1,140,000	3.80%, 03/13/2024	1,149,258
1,057,000	3.95%, 06/15/2025(1)	1,065,262
890,000	4.90%, 03/11/2026	936,877
1,125,000	5.00%, 09/20/2037	1,093,791
1,800,000	6.35%, 06/01/2040	1,975,304
555,000	DISH DBS Corp. 5.88%, 11/15/2024	466,200
2,515,000	Fox Corp. 4.03%, 01/25/2024(1)	2,607,262
450,000	Liberty Interactive LLC 8.25%, 02/01/2030	459,000
1,500,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,844,411
220,000	TEGNA, Inc. 5.50%, 09/15/2024(1)	222,200
4,665,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	6,082,276
	Viacom, Inc.
3,710,000	4.25%, 09/01/2023	3,856,872
655,000	4.38%, 03/15/2043	588,863
55,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(2)	53,350
79,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(2)	79,198
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	574,062
	Warner Media LLC
165,000	2.95%, 07/15/2026	156,165
2,725,000	3.80%, 02/15/2027	2,713,915

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 165,000	3.88%, 01/15/2026	$165,564

		40,969,823

	Mining - 0.1%
	Anglo American Capital plc
850,000	4.75%, 04/10/2027(1)	866,188
1,945,000	4.88%, 05/14/2025(1)	2,021,660

		2,887,848

	Miscellaneous Manufacturing - 0.0%
930,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	931,499

	Oil & Gas - 1.5%
150,000	Aker BP ASA 5.88%, 03/31/2025(1)	156,938
485,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	456,394
280,000	Antero Resources Corp. 5.63%, 06/01/2023	283,850
3,035,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	3,042,678
2,940,000	Cimarex Energy Co. 4.38%, 03/15/2029	3,025,635
1,105,000	EnCana Corp. 3.90%, 11/15/2021	1,125,011
	Hess Corp.
3,200,000	4.30%, 04/01/2027	3,169,250
105,000	6.00%, 01/15/2040	109,330
2,397,000	7.13%, 03/15/2033	2,776,804
835,000	7.30%, 08/15/2031	973,865
1,415,000	Kerr-McGee Corp. 6.95%, 07/01/2024	1,626,295
585,000	Marathon Oil Corp. 3.85%, 06/01/2025	592,212
945,000	Marathon Petroleum Corp. 3.80%, 04/01/2028(1)	935,604
295,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	290,628
150,000	Nabors Industries, Inc. 4.63%, 09/15/2021	148,125
2,165,000	Noble Energy, Inc. 5.05%, 11/15/2044	2,149,146
	Petroleos Mexicanos
240,000	6.50%, 01/23/2029	237,840
1,650,000	6.63%, 06/15/2035	1,555,125
2,090,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	2,162,699
	QEP Resources, Inc.
385,000	5.25%, 05/01/2023	362,863
10,000	5.38%, 10/01/2022	9,775
	SM Energy Co.
255,000	6.13%, 11/15/2022	255,000
70,000	6.75%, 09/15/2026	67,113
295,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	292,050
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	2,333,804
	Valero Energy Corp.
1,650,000	3.40%, 09/15/2026	1,614,314
535,000	4.00%, 04/01/2029	539,881
	WPX Energy, Inc.
190,000	5.25%, 09/15/2024	191,900
72,000	6.00%, 01/15/2022	74,700
ARS 93,580,252	YPF S.A. 16.50%, 05/09/2022(1)	1,402,737

		31,961,566

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Packaging & Containers - 0.5%
$ 6,220,000	Klabin Austria GmbH 5.75%, 04/03/2029(1)	$6,186,723
695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	727,943
295,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	299,794
2,415,000	WRKCo, Inc. 4.65%, 03/15/2026	2,558,980

		9,773,440

	Pharmaceuticals - 1.2%
1,135,000	Allergan Funding SCS 3.45%, 03/15/2022	1,145,221
	Bausch Health Cos., Inc.
315,000	6.50%, 03/15/2022(1)	326,025
140,000	7.00%, 03/15/2024(1)	148,120
95,000	Baxalta, Inc. 3.60%, 06/23/2022	95,489
3,915,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	3,956,961
1,860,000	Cardinal Health, Inc. 2.62%, 06/15/2022	1,835,078
	CVS Health Corp.
883,000	3.88%, 07/20/2025	893,597
3,855,000	4.10%, 03/25/2025	3,957,715
1,640,000	5.05%, 03/25/2048	1,652,144
1,690,000	5.13%, 07/20/2045	1,717,528
2,750,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,846,870
565,000	Mylan N.V. 5.25%, 06/15/2046	508,420
	Mylan, Inc.
1,080,000	4.55%, 04/15/2028	1,049,978
590,000	5.20%, 04/15/2048	532,119
1,525,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,506,180
	Teva Pharmaceutical Finance Netherlands B.V.
2,865,000	2.80%, 07/21/2023	2,555,992
100,000	3.15%, 10/01/2026	81,699

		24,809,136

	Pipelines - 1.2%
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
1,755,000	4.25%, 12/01/2027	1,763,461
211,000	6.25%, 10/15/2022	216,802
280,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	304,500
215,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	204,250
	Energy Transfer Operating L.P.
360,000	4.20%, 09/15/2023	371,991
1,045,000	4.50%, 04/15/2024	1,089,566
3,060,000	5.25%, 04/15/2029	3,281,349
555,000	5.50%, 06/01/2027	601,305
380,000	6.25%, 04/15/2049	425,632
1,031,000	EQM Midstream Partners L.P. 4.13%, 12/01/2026	956,552
	EQT Midstream Partners L.P.
220,000	4.75%, 07/15/2023	224,375
1,250,000	5.50%, 07/15/2028	1,262,671
	MPLX L.P.
875,000	4.00%, 03/15/2028	869,559
1,355,000	4.13%, 03/01/2027	1,363,535
510,000	4.70%, 04/15/2048	487,211
325,000	5.20%, 03/01/2047	329,773

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 245,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	$246,721
	Sunoco Logistics Partners Operations L.P.
960,000	4.00%, 10/01/2027	951,687
175,000	5.30%, 04/01/2044	171,515
180,000	5.35%, 05/15/2045	176,071
	Texas Eastern Transmission L.P.
2,080,000	2.80%, 10/15/2022(1)	2,049,572
165,000	3.50%, 01/15/2028(1)	161,184
	TransCanada PipeLines Ltd.
610,000	4.75%, 05/15/2038	638,452
155,000	6.10%, 06/01/2040	183,220
475,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	484,699
1,910,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	1,975,585
	Western Gas Partners L.P.
2,155,000	4.50%, 03/01/2028	2,137,014
1,165,000	4.75%, 08/15/2028	1,182,566
110,000	5.50%, 08/15/2048	107,228
570,000	Williams Cos., Inc. 4.30%, 03/04/2024	592,581

		24,810,627

	Real Estate Investment Trusts - 0.1%
	Crown Castle International Corp.
500,000	3.15%, 07/15/2023	499,458
600,000	3.20%, 09/01/2024	595,414
570,000	Equinix, Inc. 5.88%, 01/15/2026	600,467

		1,695,339

	Retail - 0.4%
150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	148,500
	Lowe’s Cos., Inc.
3,075,000	3.38%, 09/15/2025	3,088,253
270,000	3.70%, 04/15/2046	239,014
1,035,000	McDonald’s Corp. 3.35%, 04/01/2023	1,056,262
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	298,462
445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	432,851
2,460,000	Walmart, Inc. 3.40%, 06/26/2023	2,532,889
230,000	William Carter Co. 5.63%, 03/15/2027(1)	237,763

		8,033,994

	Semiconductors - 1.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
745,000	3.13%, 01/15/2025	714,051
4,090,000	3.63%, 01/15/2024	4,079,483
5,635,000	3.88%, 01/15/2027	5,383,253
5,250,000	Broadcom, Inc. 3.13%, 04/15/2021	5,243,805
209,000	Entegris, Inc. 4.63%, 02/10/2026(1)	206,910
870,000	Intel Corp. 4.10%, 05/19/2046	919,369
1,590,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	1,622,246
5,070,000	Micron Technology, Inc. 4.98%, 02/06/2026	5,172,074
5,220,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	5,511,380

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 251,000	Qorvo, Inc. 5.50%, 07/15/2026(1)	$259,183
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	363,875
310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	328,600

		29,804,229

	Software - 0.4%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	149,813
30,000	5.88%, 06/15/2026	31,434
810,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	832,802
	Microsoft Corp.
180,000	3.30%, 02/06/2027	184,792
1,160,000	3.70%, 08/08/2046	1,183,682
955,000	3.95%, 08/08/2056	996,025
465,000	MSCI, Inc. 5.75%, 08/15/2025(1)	488,250
260,000	Open Text Corp. 5.88%, 06/01/2026(1)	271,700
795,000	Oracle Corp. 4.00%, 11/15/2047	799,710
2,573,000	Western Digital Corp. 4.75%, 02/15/2026	2,457,215

		7,395,423

	Telecommunications - 2.4%
	AT&T, Inc.
620,000	4.10%, 02/15/2028	626,840
120,000	4.13%, 02/17/2026	122,667
715,000	4.25%, 03/01/2027	735,123
4,444,000	4.30%, 02/15/2030	4,495,009
2,435,000	4.35%, 03/01/2029	2,487,525
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,473,045
	Nokia Oyj
1,190,000	4.38%, 06/12/2027	1,178,100
575,000	6.63%, 05/15/2039	613,812
270,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	277,088
425,000	Sprint Corp. 7.13%, 06/15/2024	431,375
5,000,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	5,087,500
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	245,125
160,000	7.72%, 06/04/2038	165,600
3,490,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	3,507,450
2,310,000	Telefonica Celular del Paraguay 5.88%, 04/15/2027	2,343,495
	Telefonica Emisiones SAU
555,000	4.67%, 03/06/2038	529,724
925,000	4.90%, 03/06/2048	901,360
825,000	5.21%, 03/08/2047	836,437
2,100,000	5.52%, 03/01/2049	2,197,037
	Verizon Communications, Inc.
915,000	3.88%, 02/08/2029	936,899
2,603,000	4.27%, 01/15/2036	2,632,793
3,185,000	4.40%, 11/01/2034	3,313,350
1,735,000	4.50%, 08/10/2033	1,833,884
100,000	4.81%, 03/15/2039	107,121
115,000	5.01%, 08/21/2054	123,003
230,000	5.25%, 03/16/2037	258,735

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Vodafone Group plc
$ 3,665,000	4.38%, 05/30/2028	$3,725,189
3,650,000	7.00%, 04/04/2079	3,703,806

		50,889,092

	Transportation - 0.3%
2,725,000	CSX Corp. 3.25%, 06/01/2027	2,689,818
2,975,000	Union Pacific Corp. 4.38%, 09/10/2038	3,088,774

		5,778,592

	Total Corporate Bonds (cost $635,531,999)	$639,222,304

Foreign Government Obligations - 1.1%
	Argentina - 0.1%
EUR 1,780,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	1,466,388

	Egypt - 0.0%
$ 720,000	Egypt Government International Bond 8.50%, 01/31/2047(9)	734,059

	Ghana - 0.1%
1,140,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	1,111,500

	Hungary - 0.0%
710,000	Hungary Government International Bond 6.38%, 03/29/2021	756,099

	Qatar - 0.6%
	Qatar Government International Bond
7,100,000	4.00%, 03/14/2029(1)	7,317,345
5,030,000	4.82%, 03/14/2049(1)	5,288,733

		12,606,078

	Romania - 0.2%
3,902,000	Romanian Government International Bond 6.13%, 01/22/2044(9)	4,459,713

	Tunisia - 0.1%
EUR 2,365,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	2,570,698

	Total Foreign Government Obligations (cost $24,001,427)	$23,704,535

Municipal Bonds - 0.7%
	Education - 0.1%
	Chicago, IL, Board of Education
$ 740,000	6.14%, 12/01/2039	742,812
1,750,000	6.32%, 11/01/2029	1,800,733

		2,543,545

	General Obligation - 0.5%
1,470,000	California State, GO Taxable 7.55%, 04/01/2039	2,232,518
	City of Chicago, IL, GO
1,015,000	7.05%, 01/01/2029	1,132,527
3,945,000	7.38%, 01/01/2033	4,400,213
	State of Illinois GO
1,690,000	4.95%, 06/01/2023	1,738,030
280,000	5.00%, 01/01/2023	288,005
610,000	5.56%, 02/01/2021	636,389

		10,427,682

	Utility - Electric - 0.1%
1,395,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,569,933

	Total Municipal Bonds (cost $14,135,630)	$14,541,160

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Senior Floating Rate Interests - 2.5%(10)
	Advertising - 0.0%
$ 450,396	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/26/2021	$207,182

	Aerospace/Defense - 0.1%
339,890	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.99%, 12/11/2024	330,544
572,281	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/09/2023	558,403

		888,947

	Agriculture - 0.0%
740,685	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 4.87%, 11/15/2021	592,548

	Auto Manufacturers - 0.0%
153,450	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 6.00%, 11/06/2024	152,747

	Auto Parts & Equipment - 0.1%
219,123	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/01/2025	215,014
	Panther BF Aggregator 2 LP
EUR 710,000	0.00%, 03/14/2026(11)	791,736
$ 475,000	0.00%, 03/18/2026(11)	469,362

		1,476,112

	Biotechnology - 0.0%
613,667	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	602,418

	Chemicals - 0.1%
95,525	Cabot Microelectronics Corp. 1 mo. USD ICE LIBOR + 2.250%, 4.75%, 11/14/2025	95,167
270,867	Chemours Co. 1 mo. USD LIBOR + 1.750%, 4.25%, 04/03/2025	267,565
EUR 195,139	CTC AcquiCo GmbH 3 mo. EURIBOR + 2.750%, 2.75%, 03/07/2025	214,211
$ 124,375	LTI Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 09/06/2025	119,503
	Starfruit Finco B.V.
EUR 100,000	3 mo. EURIBOR + 3.750%, 3.75%, 10/01/2025	111,929
$ 100,000	1 mo. USD LIBOR + 3.250%, 5.74%, 10/01/2025	98,438
425,419	Univar, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 07/01/2024	420,101

		1,326,914

	Coal - 0.1%
704,813	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.38%, 03/28/2022	687,777
174,294	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	173,423

		861,200

	Commercial Services - 0.2%
129,675	Allied Universal Holdco LLC 2 mo. USD LIBOR + 4.250%, 6.75%, 07/28/2022	126,271
278,600	APX Group, Inc. 2 mo. USD LIBOR + 5.000%, 7.50%, 04/01/2024	271,114
123,125	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 07/12/2024	120,303
378,023	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	370,840
160,158	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.50%, 03/24/2025	159,859
100,000	Carbonite, Inc 0.00%, 03/26/2026(11)	99,875
125,000	Dun & Bradstreet Corp. 1 mo. USD LIBOR + 5.000%, 7.49%, 02/01/2026	123,281

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 100,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 4.73%, 12/17/2025	$98,750
170,000	Quad/Graphics, Inc. 1 mo. USD LIBOR + 5.000%, 7.50%, 01/31/2026	169,788
605,769	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	590,516
EUR 215,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	241,553
$ 1,011,975	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/01/2024	1,001,602
EUR 135,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 3.50%, 10/21/2022	150,585
$ 135,938	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.56%, 11/29/2024	129,056
518,075	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 12/07/2023	514,837

		4,168,230

	Construction Materials - 0.0%
267,975	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.55%, 04/12/2025	256,251

	Diversified Financial Services - 0.1%
460,600	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.25%, 04/04/2024	456,915
	Crown Finance U.S., Inc.
EUR 103,950	1 mo. EURIBOR + 2.625%, 2.63%, 02/28/2025	115,003
$ 212,600	1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	207,408
229,425	Financial & Risk US Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	222,583
140,000	Millennium Trust Co., LLC 0.00%, 02/26/2026(11)	137,813
EUR 185,208	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.00%, 02/06/2025	204,554
$ 278,588	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 10/12/2023	274,671
66,422	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	65,808

		1,684,755

	Electric - 0.0%
322,822	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.60%, 02/21/2021	267,684

	Energy-Alternate Sources - 0.0%
263,013	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	261,698
98,750	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 10/30/2024	96,034

		357,732

	Engineering & Construction - 0.0%
736,875	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.96%, 06/21/2024	704,430
99,000	Verra Mobility Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 02/28/2025	98,907

		803,337

	Entertainment - 0.0%
429,573	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 5.31%, 08/14/2024	417,915
119,400	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 05/30/2025	117,702

		535,617

	Food - 0.1%
494,659	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.90%, 08/03/2022	480,066

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 470,230	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.49%, 05/24/2024	$465,603

		945,669

	Food Service - 0.0%
99,750	8th Avenue Food & Provisions, Inc. 3 mo. USD LIBOR + 3.750%, 6.24%, 10/01/2025	99,650
111,920	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 03/11/2025	110,940

		210,590

	Gas - 0.0%
105,000	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 5.10%, 03/01/2026	102,704

	Healthcare-Products - 0.1%
348,788	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.85%, 02/02/2024	346,499
221,063	Lifescan Global Corp. 3 mo. USD LIBOR + 6.000%, 8.80%, 09/27/2024	212,220
231,475	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 09/27/2024	222,795
292,500	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 6.13%, 09/07/2023	211,089

		992,603

	Healthcare-Services - 0.2%
358,125	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.85%, 07/01/2021	307,540
	DentalCorp Perfect Smile ULC
26,317	3 mo. USD ICE LIBOR + 3.750%, 5.58%, 06/06/2025(12)	25,626
104,886	1 mo. USD LIBOR + 3.750%, 6.25%, 06/06/2025	102,133
274,313	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	256,254
309,246	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.74%, 04/28/2022	290,821
EUR 218,350	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	244,322
$ 681,328	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2022	673,745
455,175	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.35%, 06/07/2023	439,959
131,862	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.73%, 11/25/2022	111,314
257,520	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	255,231
387,106	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.85%, 12/30/2022	386,301

		3,093,246

	Household Products - 0.0%
291,313	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	279,296

	Insurance - 0.1%
	Asurion LLC
814,816	1 mo. USD LIBOR + 3.000%, 5.50%, 08/04/2022	809,870
375,000	1 mo. USD LIBOR + 6.500%, 9.00%, 08/04/2025	379,530
223,313	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.52%, 04/25/2025	215,682
284,288	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	277,951

		1,683,033

	Internet - 0.0%
609,079	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 04/04/2021	579,642

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Investment Company Security - 0.0%
$ 154,613	Aretec Group, Inc. 3 mo. USD LIBOR + 4.250%, 6.75%, 10/01/2025	$152,422

	Leisure Time - 0.1%
439,597	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	433,315
795,546	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/01/2024	765,116
750,500	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 10/21/2024	742,995
144,638	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.75%, 10/15/2025	143,010

		2,084,436

	Lodging - 0.1%
249,994	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.66%, 09/15/2023	247,574
656,688	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/06/2024	640,599

		888,173

	Machinery-Construction & Mining - 0.0%
269,325	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	268,466
87,166	Pike Corp. 1 mo. USD LIBOR + 3.500%, 6.00%, 03/23/2025	87,035

		355,501

	Machinery-Diversified - 0.0%
264,117	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.25%, 04/01/2024	260,438

	Media - 0.2%
192,563	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.24%, 01/31/2026	183,223
1,532,190	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/30/2025	1,520,699
218,350	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.98%, 01/25/2026	213,618
189,525	Gray Television, Inc. 1 mo. USD ICE LIBOR + 2.500%, 4.98%, 01/02/2026	187,275
124,354	Houghton Mifflin Harcourt Publishing Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 05/31/2021	117,359
267,482	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 11/15/2024	265,029
695,867	Numericable Group S.A. 3 mo. USD LIBOR + 3.688%, 6.17%, 01/31/2026	658,290
490,794	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.76%, 03/01/2025	477,298
120,112	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	118,047
220,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.73%, 08/15/2026	215,002
440,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.73%, 09/30/2025	434,944
437,278	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.98%, 01/15/2026	436,247

		4,827,031

	Metal Fabricate/Hardware - 0.0%
270,571	Rexnord LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/21/2024	267,619

	Miscellaneous Manufacturing - 0.0%
144,688	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.49%, 10/20/2024	141,930

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 526,975	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.60%, 05/16/2024	$510,286

		652,216

	Oil & Gas - 0.1%
90,000	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 8.99%, 03/30/2023	89,850
115,000	BCP Raptor II LLC 2 mo. USD LIBOR + 4.750%, 7.37%, 11/03/2025	108,445
155,956	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.88%, 06/24/2024	146,112
455,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.87%, 12/31/2021	479,174
764,040	Fieldwood Energy LLC 1 mo. USD LIBOR + 5.250%, 7.75%, 04/11/2022	733,478
213,925	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	213,016
654,549	PES Holdings LLC 3 mo. USD LIBOR + 3.500%, 5.05%, 12/31/2022	504,003
119,400	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.50%, 09/27/2024	119,102

		2,393,180

	Packaging & Containers - 0.1%
1,032,489	Berry Global, Inc. 3 mo. USD LIBOR + 1.750%, 4.24%, 02/08/2020	1,028,431
61,713	Crown Americas LLC 1 Week USD LIBOR + 2.000%, 4.48%, 04/03/2025	61,801
402,825	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.63%, 12/29/2023	389,564
200,388	Proampac PG Borrower LLC 1 mo. USD LIBOR + 2.50%, 6.14%, 11/18/2023	193,185
542,303	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	535,524

		2,208,505

	Pharmaceuticals - 0.1%
805,650	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	789,408
479,241	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.48%, 06/02/2025	475,820

		1,265,228

	Real Estate - 0.0%
286,364	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.49%, 12/20/2024	280,994

	Retail - 0.2%
302,296	Albertsons LLC 3 mo. USD LIBOR + 3.000%, 5.61%, 12/21/2022	299,694
979,461	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/31/2023	953,290
659,950	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	644,111
391,366	Coty Inc. 1 mo. USD LIBOR + 2.250%, 4.74%, 04/07/2025	378,157
491,406	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2023	479,121
394,756	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.73%, 10/25/2020	366,137
133,988	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.48%, 06/06/2025	115,899
386,113	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.49%, 09/12/2024	382,595
499,546	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 06/27/2023	491,429

		4,110,433

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Semiconductors - 0.0%
$ 133,896	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	$132,256

	Software - 0.3%
514,826	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 6.10%, 06/13/2024	495,844
720,000	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	709,877
343,960	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2022	339,605
1,604,646	First Data Corp. 1 mo. USD LIBOR + 2.000%, 4.49%, 04/26/2024	1,599,607
810,616	Hyland Software, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 07/01/2024	808,419
724,056	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/01/2022	720,096
139,650	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.99%, 05/16/2025	137,555
149,219	SkillSoft Corp. 3 mo. USD LIBOR + 4.750%, 7.25%, 04/28/2021	124,821
	SS&C Technologies, Inc.
328,323	1 mo. USD LIBOR + 2.250%, 0.00%, 04/16/2025(11)	325,217
92,381	1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	91,528
90,868	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.24%, 10/10/2025	89,562
1,340,197	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 06/30/2023	1,325,844

		6,767,975

	Telecommunications - 0.1%
199,495	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2025	195,381
300,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.74%, 02/22/2024	296,187
	Sprint Communications, Inc.
99,750	1 mo. USD LIBOR + 2.500%, 0.00%, 02/02/2024(11)	98,129
999,600	1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	972,111
642,416	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/15/2024	604,315
159,200	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.60%, 07/02/2025	159,267
361,056	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 01/19/2024	358,648

		2,684,038

	Transportation - 0.0%
246,313	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 6.99%, 08/01/2025	246,389

	Total Senior Floating Rate Interests (cost $53,174,237)	$51,645,291

U.S. Government Agencies - 40.6%
	Mortgage-Backed Agencies - 40.6%
	FHLMC - 14.6%
$ 131,027	0.00%, 11/15/2036(13)	$117,303
53,677,238	0.14%, 10/25/2020(3)(5)	123,597
21,056,386	0.61%, 03/25/2027(3)(5)	877,775
2,289,045	1.75%, 10/15/2042	2,189,904
857,905	2.50%, 05/15/2028(5)	63,943
2,630,918	3.00%, 03/15/2028(5)	192,051
2,445,910	3.00%, 08/01/2029	2,478,083
1,194,017	3.00%, 05/15/2032(5)	78,480
884,656	3.00%, 03/15/2033(5)	103,312
6,348,838	3.00%, 04/01/2033	6,411,410
5,991,014	3.00%, 11/01/2036	6,033,200
3,799,753	3.00%, 01/01/2037	3,826,507
4,225,000	3.00%, 08/15/2043	4,175,107

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,295,642	3.00%, 05/15/2046	$1,296,476
9,277,402	3.00%, 11/01/2046	9,250,888
1,716,647	3.00%, 12/01/2046	1,713,250
20,977,000	3.00%, 04/01/2049(14)	20,883,997
1,230,680	3.25%, 11/15/2041	1,242,820
1,326,789	3.50%, 06/15/2026(5)	75,504
476,543	3.50%, 09/15/2026(5)	40,198
807,931	3.50%, 03/15/2027	65,394
6,000,000	3.50%, 04/01/2034(14)	6,142,969
5,000,859	3.50%, 08/01/2034	5,143,857
3,129,178	3.50%, 03/15/2041(5)	353,954
1,419,454	3.50%, 06/01/2046	1,444,165
6,060,067	3.50%, 10/01/2047	6,158,100
61,362,840	3.50%, 03/01/2048	62,370,906
245,052	3.50%, 08/01/2048	248,686
3,864,613	4.00%, 08/01/2025	4,004,921
1,800,739	4.00%, 12/15/2026	139,150
3,050,674	4.00%, 07/15/2027(5)	257,798
1,336,022	4.00%, 03/15/2028(5)	112,684
722,751	4.00%, 06/15/2028(5)	63,511
1,807,546	4.00%, 07/15/2030	183,936
3,999,864	4.00%, 05/01/2042	4,151,608
1,172,135	4.00%, 08/01/2042	1,216,656
1,665,624	4.00%, 09/01/2042	1,728,893
433,257	4.00%, 07/01/2044	448,634
298,330	4.00%, 06/01/2045	308,174
1,662,362	4.00%, 02/01/2046	1,716,917
674,475	4.00%, 09/01/2048	696,037
74,775,000	4.00%, 04/01/2049(14)	76,970,055
810,302	4.50%, 09/01/2044	849,945
39,045,000	4.50%, 04/01/2049(14)	40,747,453
2,456,942	4.75%, 07/15/2039	2,660,026
91,773	5.00%, 03/01/2028	97,112
376,541	5.00%, 03/01/2031	398,814
612,572	5.00%, 05/01/2031	650,548
774,406	5.00%, 09/01/2031	819,466
725,812	5.00%, 11/01/2031	768,044
220,302	5.00%, 07/01/2032	233,196
1,158,183	5.00%, 09/15/2033(5)	209,874
17,030	5.00%, 12/01/2034	18,021
17,761	5.00%, 11/01/2035	19,136
35,409	5.00%, 03/01/2039	38,126
385,432	5.00%, 08/01/2039	416,253
15,530	5.00%, 09/01/2039	16,754
15,147	5.00%, 12/01/2039	16,391
16,884	5.00%, 04/01/2041	18,240
39,364	5.00%, 04/01/2044	42,428
23,266	5.00%, 05/01/2044	24,995
6,250,000	5.00%, 04/01/2049(14)	6,618,164
45,455	5.50%, 03/01/2028	48,659
89,757	5.50%, 04/01/2033	98,372
944,779	5.50%, 05/01/2034	1,038,404
1,281	5.50%, 11/01/2035	1,406
19,491	5.50%, 05/01/2037	21,398
49,408	5.50%, 11/01/2037	54,285
88,325	5.50%, 02/01/2038	96,654
36,517	5.50%, 04/01/2038	39,912
44,950	5.50%, 06/01/2038	49,121
5,023,740	5.50%, 08/01/2038	5,518,471
500,132	5.50%, 09/01/2038	546,189
10,021	5.50%, 12/01/2039	10,951
129,421	5.50%, 02/01/2040	141,429
426,064	5.50%, 05/01/2040	466,148
424,959	5.50%, 08/01/2040	464,333
1,833,507	5.50%, 06/01/2041	2,007,081
1,442	6.00%, 07/01/2029	1,560

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 228,072	6.00%, 10/01/2032	$251,280
195,724	6.00%, 11/01/2032	211,664
281,431	6.00%, 12/01/2032	310,060
19,856	6.00%, 11/01/2033	21,877
33,771	6.00%, 01/01/2034	37,190
21,582	6.00%, 02/01/2034	23,779
239,279	6.00%, 08/01/2034	263,644
249,671	6.00%, 09/01/2034	275,061
231,145	6.00%, 01/01/2035	249,969
1,754,425	6.00%, 11/01/2037	1,925,548
104	6.50%, 07/01/2031	115
260	6.50%, 08/01/2032	287
890,655	6.50%, 07/15/2036	990,266
168,135	6.50%, 12/01/2037	186,660
106	7.50%, 09/01/2029	112
1,074	7.50%, 11/01/2031	1,177

		305,116,858

	FNMA - 17.1%
$ 141,629	0.00%, 03/25/2036(13)	$118,554
1,174,410	0.00%, 06/25/2036(13)	1,014,336
3,711,810	1.52%, 05/25/2046(3)(5)	180,181
3,519,858	1.62%, 04/25/2055(3)(5)	183,483
2,648,619	1.66%, 06/25/2055(3)(5)	141,442
3,310,898	1.67%, 08/25/2044(3)(5)	174,184
2,485,923	1.75%, 12/25/2042	2,403,823
1,930,947	2.00%, 09/25/2039	1,835,670
1,231,940	2.00%, 08/25/2043	1,170,271
883,071	2.50%, 06/25/2028(5)	63,484
235,867	2.50%, 01/01/2043	229,699
4,701,618	2.50%, 02/01/2043	4,588,121
1,874,982	2.50%, 03/01/2043	1,829,720
3,795,228	2.50%, 05/01/2043	3,703,605
2,641,017	2.50%, 06/01/2043	2,575,484
1,613,900	2.50%, 04/01/2045	1,568,423
2,069,337	3.00%, 02/25/2027(5)	141,105
812,757	3.00%, 09/25/2027	66,311
5,554,303	3.00%, 01/25/2028	433,252
29,877,000	3.00%, 04/01/2034(14)	30,151,754
3,773,013	3.00%, 03/01/2037	3,810,543
1,893,783	3.00%, 05/25/2047	1,898,906
6,717,690	3.00%, 09/25/2047	6,704,275
5,896,419	3.00%, 06/25/2048	5,876,383
4,600,420	3.00%, 10/25/2048	4,582,453
6,400,000	3.00%, 05/01/2049(14)	6,365,296
2,975,000	3.09%, 02/25/2030(3)	2,966,029
4,349,000	3.13%, 01/01/2030	4,392,908
478,776	3.24%, 12/01/2026	493,965
900,178	3.50%, 05/25/2027(5)	83,364
1,383,936	3.50%, 10/25/2027	125,419
1,553,787	3.50%, 05/25/2030(5)	176,081
458,065	3.50%, 08/25/2030(5)	43,665
1,015,010	3.50%, 02/25/2031(5)	82,004
10,275,000	3.50%, 04/01/2034(14)	10,508,997
920,902	3.50%, 09/25/2035(5)	132,051
1,986,503	3.50%, 10/01/2044	2,031,066
2,300,052	3.50%, 02/01/2045	2,340,107
4,354,736	3.50%, 09/01/2046	4,425,241
2,062,766	3.50%, 10/01/2046	2,096,242
836,539	3.50%, 10/25/2046(5)	166,564
1,486,005	3.50%, 11/01/2046	1,518,826
1,447,609	3.50%, 09/01/2047	1,472,026
5,416,886	3.50%, 11/25/2047	5,576,889
1,078,413	3.50%, 12/01/2047	1,097,054
6,361,420	3.50%, 01/01/2048	6,459,430
1,190,816	3.50%, 02/01/2048	1,212,411

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,545,195	3.50%, 02/25/2048	$1,577,710
3,603,789	3.50%, 04/25/2048	3,768,931
39,914,000	3.50%, 04/01/2049(14)	40,454,997
9,284,075	3.50%, 09/01/2057	9,393,071
5,408,569	3.50%, 05/01/2058	5,472,065
5,979,779	3.50%, 12/25/2058	6,085,118
2,355,000	3.63%, 03/01/2029	2,481,559
1,941,455	3.74%, 06/01/2026	2,059,190
668,736	3.89%, 05/01/2030	713,740
6,195,000	3.90%, 01/01/2029	6,669,522
288,045	3.96%, 05/01/2034	311,050
1,920,299	4.00%, 06/01/2025	1,987,510
567,118	4.00%, 10/01/2025	584,176
408,305	4.00%, 04/25/2032(5)	54,407
4,167,250	4.00%, 10/01/2040	4,322,073
1,903,953	4.00%, 11/01/2040	1,974,671
1,400,451	4.00%, 12/01/2040	1,452,577
675,471	4.00%, 02/01/2041	701,038
1,601,021	4.00%, 03/01/2041	1,660,634
4,037,237	4.00%, 06/01/2041	4,187,466
677,199	4.00%, 03/25/2042(5)	90,073
710,797	4.00%, 08/01/2042	737,260
1,391,472	4.00%, 09/01/2042	1,443,272
378,728	4.00%, 11/25/2042(5)	55,818
303,378	4.00%, 03/01/2045	313,730
1,265,462	4.00%, 07/01/2045	1,320,748
669,007	4.00%, 05/01/2046	691,593
1,612,922	4.00%, 06/01/2046	1,667,584
1,500,214	4.00%, 04/01/2047	1,567,150
11,350,805	4.00%, 07/01/2048	11,702,285
4,346,914	4.00%, 09/01/2048	4,478,800
5,680,934	4.00%, 02/01/2049	5,863,366
52,127,500	4.00%, 04/01/2049(14)	53,618,456
508,689	4.50%, 04/01/2025	523,076
696,870	4.50%, 07/25/2027(5)	64,125
1,100,055	4.50%, 09/01/2035	1,161,653
4,173,787	4.50%, 08/01/2040	4,419,575
3,784,038	4.50%, 10/01/2040	4,000,581
1,650,533	4.50%, 10/01/2041	1,744,944
1,538,985	4.50%, 09/01/2043	1,626,945
10,165,000	4.50%, 04/01/2049(14)	10,590,858
7,505,172	4.50%, 01/01/2051	7,872,611
25,054	5.00%, 01/01/2020	25,617
552,581	5.00%, 06/01/2022	567,348
235,240	5.00%, 06/01/2025	241,844
554,568	5.00%, 04/25/2038	587,459
360,409	5.47%, 05/25/2042(3)(5)	37,829
3,373	5.50%, 08/01/2019	3,372
9,771	5.50%, 09/01/2019	9,766
2,250	5.50%, 10/01/2019	2,248
1,744	5.50%, 01/01/2020	1,744
181	5.50%, 03/01/2020	182
111,076	5.50%, 05/01/2020	111,563
118,789	5.50%, 06/01/2022	121,452
229,928	5.50%, 06/01/2033	252,085
180,033	5.50%, 08/01/2033	193,921
1,124,184	5.50%, 09/01/2033	1,237,079
1,080,835	5.50%, 12/01/2033	1,197,617
811,127	5.50%, 01/01/2034	891,985
3,890,010	5.50%, 11/01/2035	4,273,570
1,164,821	5.50%, 04/01/2036	1,281,295
925,497	5.50%, 09/01/2036	1,018,368
81,669	5.50%, 01/01/2037	89,413
640,296	5.50%, 04/25/2037	709,604
2,539,952	5.50%, 06/25/2042(5)	551,435
1,743	6.00%, 03/01/2022	1,749

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 378,041	6.00%, 12/01/2032	$411,391
358,713	6.00%, 01/01/2033	394,156
73,859	6.00%, 02/01/2033	79,547
526,267	6.00%, 03/01/2033	576,367
1,100,313	6.00%, 02/01/2037	1,212,295
2,579,109	6.00%, 01/25/2042(5)	449,849
1,741,594	6.00%, 09/25/2047(5)	410,839
1,264	6.50%, 05/01/2031	1,396
1,053	6.50%, 09/01/2031	1,184
1,524	6.50%, 07/01/2032	1,739
1,283	7.00%, 07/01/2029	1,450
90	7.00%, 12/01/2030	92
652	7.00%, 02/01/2032	678
219	7.00%, 03/01/2032	252
1,851	7.00%, 09/01/2032	1,945
1,389	7.50%, 10/01/2022	1,469
1,610	7.50%, 06/01/2027	1,815
2,099	7.50%, 10/01/2029	2,132
13,699	7.50%, 03/01/2030	15,126
8,145	7.50%, 04/01/2030	8,571
1,061	7.50%, 06/01/2030	1,202
1,922	7.50%, 07/01/2030	2,163
459	7.50%, 08/01/2030	514
5,454	7.50%, 10/01/2030	5,493
7,481	7.50%, 01/01/2031	7,600
23,221	7.50%, 05/01/2031	26,541
6,967	7.50%, 06/01/2031	7,138
1,638	7.50%, 08/01/2031	1,823
37,919	7.50%, 09/01/2031	39,223
269	7.50%, 05/01/2032	313

		357,749,953

	GNMA - 8.9%
$ 441,568	1.75%, 09/20/2043	$428,803
1,931,605	2.00%, 01/20/2042	1,869,853
1,898,923	2.50%, 12/16/2039	1,889,335
2,803,885	2.50%, 07/20/2041	2,775,750
1,004,225	3.00%, 09/20/2028(5)	81,304
607,447	3.00%, 02/16/2043(5)	92,543
6,313,963	3.00%, 03/15/2045	6,349,878
364,104	3.00%, 04/15/2045	365,905
4,477,106	3.00%, 07/15/2045	4,499,241
108,893	3.00%, 08/15/2045	109,432
468,742	3.00%, 03/20/2047(15)	430,415
1,290,013	3.00%, 07/16/2047	1,266,173
570,000	3.00%, 04/01/2049(14)	572,449
418,755	3.50%, 02/16/2027(5)	35,568
1,044,943	3.50%, 03/20/2027(5)	96,681
959,600	3.50%, 07/20/2040(5)	93,352
1,405,093	3.50%, 02/20/2041	147,360
2,424,922	3.50%, 04/20/2042	252,129
3,656,894	3.50%, 10/20/2042(5)	635,205
390,545	3.50%, 11/15/2042	401,672
11,862	3.50%, 12/15/2042	12,178
268,576	3.50%, 02/15/2043	275,724
14,326	3.50%, 03/15/2043	14,707
1,803,464	3.50%, 04/15/2043	1,851,469
4,612,488	3.50%, 05/15/2043	4,732,238
267,023	3.50%, 05/20/2043(5)	41,563
2,083,852	3.50%, 07/20/2043(5)	297,322
2,358,000	3.50%, 01/20/2046	2,413,918
2,370,227	3.50%, 08/20/2047	2,423,648
22,956,000	3.50%, 04/01/2049(14)	23,452,334
308,232	4.00%, 12/16/2026	27,064
4,302,576	4.00%, 05/20/2029(5)	409,665
5,232,593	4.00%, 07/20/2040	5,448,949

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 6,063,257	4.00%, 09/20/2040	$6,321,449
9,106,254	4.00%, 10/20/2040	9,480,377
1,418,632	4.00%, 12/20/2040	1,474,386
463,212	4.00%, 05/16/2042(5)	73,358
684,938	4.00%, 03/20/2043(5)	145,127
309,911	4.00%, 01/20/2044(5)	66,941
2,950,769	4.00%, 01/16/2046	510,833
2,437,457	4.00%, 03/20/2047(5)	409,195
3,762,928	4.00%, 07/20/2047(5)	637,559
1,153,912	4.00%, 11/20/2047	1,197,510
5,133,124	4.00%, 03/20/2048	5,311,905
30,491,000	4.00%, 04/01/2049(14)	31,481,362
5,800,000	4.00%, 04/20/2049(6)(22)	5,995,297
245,541	4.50%, 11/15/2039	258,223
2,024,629	4.50%, 05/15/2040	2,137,835
6,019,714	4.50%, 05/20/2040	6,338,929
310,433	4.50%, 07/15/2041	324,596
1,161,624	4.50%, 04/20/2045	270,300
553,395	4.50%, 01/20/2046	582,315
8,456,733	4.50%, 09/20/2048	8,787,620
9,000,000	4.50%, 04/01/2049(14)	9,347,520
2,903,678	5.00%, 02/16/2040(5)	658,671
648,409	5.00%, 05/20/2040	693,617
1,578,435	5.00%, 06/15/2041	1,695,092
1,921,755	5.00%, 10/16/2041(5)	308,900
2,447,119	5.00%, 03/15/2044	2,627,302
681,796	5.00%, 01/16/2047(5)	148,026
5,511,191	5.00%, 02/20/2049	5,784,736
4,400,000	5.00%, 04/01/2049(14)	4,589,992
518,691	5.50%, 03/15/2033	568,221
719,103	5.50%, 04/15/2033	790,288
835,576	5.50%, 05/15/2033	918,736
1,140,277	5.50%, 10/20/2034	1,249,498
2,431,005	5.50%, 03/20/2039(5)	537,749
2,115,644	5.50%, 02/16/2047(5)	467,676
1,277,518	5.50%, 02/20/2047(5)	273,870
1,512	6.00%, 12/15/2023	1,629
1,051	6.00%, 01/15/2029	1,132
1,233	6.00%, 04/15/2029	1,363
44,929	6.00%, 12/15/2031	48,760
930	6.00%, 10/15/2032	1,046
24,361	6.00%, 06/15/2033	27,381
1,769	6.00%, 03/15/2034	1,907
54,691	6.00%, 08/15/2034	61,423
77,758	6.00%, 09/15/2034	84,398
42,183	6.00%, 02/15/2035	46,634
286,766	6.00%, 12/15/2035	311,229
25,501	6.00%, 02/15/2036	27,468
186,664	6.00%, 03/15/2036	206,401
31,493	6.00%, 04/15/2036	33,922
119,551	6.00%, 05/15/2036	132,194
242,249	6.00%, 06/15/2036	267,347
65,900	6.00%, 07/15/2036	71,209
19,437	6.00%, 08/15/2036	20,951
169,269	6.00%, 02/15/2037	186,847
624	6.00%, 05/15/2037	688
370,179	6.00%, 06/15/2037	408,421
281,525	6.00%, 07/15/2037	311,113
82,750	6.00%, 08/15/2037	91,420
96,051	6.00%, 10/15/2037	106,194
61,728	6.00%, 11/15/2037	66,762
93,297	6.00%, 12/15/2037	103,077
168,987	6.00%, 01/15/2038	185,472
13,325	6.00%, 02/15/2038	14,708
25,550	6.00%, 05/15/2038	27,612
9,180	6.00%, 06/15/2038	10,158

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 35,822	6.00%, 08/15/2038	$39,530
95,873	6.00%, 09/15/2038	105,890
119,958	6.00%, 10/15/2038	131,091
251,398	6.00%, 11/15/2038	277,907
92,140	6.00%, 12/15/2038	99,489
1,555	6.00%, 01/15/2039	1,701
35,946	6.00%, 08/15/2039	39,052
70,154	6.00%, 11/15/2039	77,562
13,856	6.00%, 02/15/2040	14,925
848,965	6.00%, 06/15/2040	938,723
161,451	6.00%, 07/15/2040	178,575
1,898,299	6.00%, 09/20/2040(5)	447,015
890,994	6.00%, 06/15/2041	985,222
1,855,850	6.00%, 02/20/2046(5)	417,381
22,662	6.50%, 06/15/2028	24,878
484	6.50%, 07/15/2028	531
1,969	6.50%, 08/15/2028	2,162
15,475	6.50%, 09/15/2028	16,987
977	6.50%, 10/15/2028	1,073
2,981	6.50%, 11/15/2028	3,272
4,839	6.50%, 12/15/2028	5,312
6,104	6.50%, 01/15/2029	6,701
22,806	6.50%, 02/15/2029	25,037
186,554	6.50%, 03/15/2029	204,799
32,957	6.50%, 04/15/2029	36,180
21,775	6.50%, 05/15/2029	23,906
164,913	6.50%, 06/15/2029	181,044
7,037	6.50%, 07/15/2029	7,725
217	6.50%, 03/15/2031	238
206,737	6.50%, 04/15/2031	226,958
47,344	6.50%, 05/15/2031	53,207
8,150	6.50%, 06/15/2031	9,130
180,484	6.50%, 07/15/2031	198,412
95,739	6.50%, 08/15/2031	105,104
128,976	6.50%, 09/15/2031	141,592
149,096	6.50%, 10/15/2031	163,679
292,268	6.50%, 11/15/2031	320,855
65,693	6.50%, 12/15/2031	72,119
263,515	6.50%, 01/15/2032	289,549
57,465	6.50%, 02/15/2032	65,261
42,681	6.50%, 03/15/2032	46,856
202,730	6.50%, 04/15/2032	226,136
703	6.50%, 05/15/2032	771
36,009	6.50%, 06/15/2032	39,531
5,566	7.00%, 06/20/2030	6,059
646	7.00%, 02/15/2031	703
188	7.00%, 06/15/2031	197
154	7.00%, 08/15/2031	171
621	8.50%, 11/15/2024	622

		185,378,524

		848,245,335

	Total U.S. Government Agencies (cost $842,241,693)	$848,245,335

U.S. Government Securities - 9.0%
	U.S. Treasury Securities - 9.0%
	U.S. Treasury Bonds - 2.4%
$ 5,119,000	2.50%, 02/15/2046	$4,814,460
13,709,000	2.88%, 11/15/2046(16)(17)	13,879,292
1,095,000	3.00%, 05/15/2045(16)	1,136,105
6,430,000	3.00%, 02/15/2048(16)(18)	6,652,789
8,990,000	3.13%, 08/15/2044(16)(18)	9,529,049
8,240,000	3.13%, 05/15/2048	8,737,297
5,340,000	3.38%, 05/15/2044	5,902,577

		50,651,569

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	U.S. Treasury Notes - 6.6%
$ 66,474,669	0.38%, 07/15/2027(17)(19)	$65,965,146
13,322,005	0.75%, 07/15/2028(19)	13,614,578
10,760,564	0.88%, 01/15/2029(19)	11,102,557
17,260,000	1.75%, 03/31/2022	17,015,933
29,315,000	2.88%, 05/31/2025(16)	30,271,173

		137,969,387

		188,620,956

	Total U.S. Government Securities (cost $186,552,987)	$188,620,956

Common Stocks - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A(6)(22)	181,040
30,559	Philadelphia Energy Solutions Class A	99,317
14,557	Templar Energy LLC Class A*	4,556

		284,913

	Total Common Stocks (cost $593,434)	$284,913

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.81%(2)(8)	1,784,923

	Total Preferred Stocks (cost $1,591,820)	$1,784,923

Warrants - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 3/30/23*(6)(22)	502

	Total Warrants (cost $1,339)	$502

Escrows - 0.0%(20)
	Energy-Alternate Sources - 0.0%
800,000	TCEH Corp.*(6)(22)	1

	Total Escrows (cost $—)	$1

	Total Long-Term Investments (cost $2,461,796,458)	$2,467,876,099

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.5%
31,402,067	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(21)	31,402,067

	Securities Lending Collateral - 0.4%
387,131	Citibank NA DDCA, 2.40%, 4/1/2019(21)	387,131
3,740,497	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(21)	3,740,497
1,045,828	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(21)	1,045,828
239,611	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(21)	239,611
2,223,446	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(21)	2,223,446
106,110	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(21)	106,110

		7,742,623

	Total Short-Term Investments (cost $39,144,690)	$39,144,690

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Total Investments Excluding Purchased Options (cost $2,501,073,221)	120.0%	$2,507,020,789
Total Purchased Options (cost $8,185,872)	0.3%	$6,003,666

Total Investments (cost $2,509,127,020)	120.3%	$2,513,024,455
Other Assets and Liabilities	(20.3)%	(423,285,021)

Total Net Assets	100.0%	$2,089,739,434

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $709,375,780, representing 33.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2019, the aggregate fair value of these securities was $22,644,420, which represented 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $26,692,727, representing 1.3% of net assets.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2019.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	This security, or a portion of this security, has unfunded loan commitments. As of March 31, 2019, the aggregate value of the unfunded commitment was $25,626, which rounds to 0.0% of total net assets.
(13)	Securities disclosed are principal-only strips.
(14)	Represents or includes a TBA transaction.
(15)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(21)	Current yield as of period end.
(22)	Investment valued using significant unobservable inputs.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

OTC Swaption Contracts Outstanding at March 31, 2019
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 07/20/48 *	CITI	2.91%	Pay	07/18/28	USD	3,200,000	3,200,000	$399,040	$374,080	$24,960
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	6,000,000	6,000,000	695,400	616,200	79,200
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	BCLY	2.45%	Receive	08/02/27	USD	7,000,000	7,000,000	811,300	1,009,321	(198,021)
3 Month USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Pay	08/02/27	USD	5,070,000	5,070,000	587,613	436,020	151,593

Total Calls							21,270,000	$2,493,353	$2,435,621	$57,732

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/20/30 *	MSC	3.00%	Pay	03/18/20	USD	67,833,000	67,833,000	$308,030	$853,000	$(544,970)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 07/20/48 *	CITI	2.91%	Receive	07/18/28	USD	3,200,000	3,200,000	297,600	374,080	(76,480)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	6,000,000	6,000,000	939,000	1,185,600	(246,600)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	BCLY	2.45%	Pay	08/02/27	USD	7,000,000	7,000,000	1,095,500	1,378,379	(282,879)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 12/11/29 *	BOA	3.20%	Receive	12/09/19	USD	58,260,000	58,260,000	76,728	798,162	(721,434)
3 Month USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Receive	08/02/27	USD	5,070,000	5,070,000	793,455	1,161,030	(367,575)

Total Puts							147,363,000	$3,510,313	$5,750,251	$(2,239,938)

Total purchased swaption contracts							168,633,000	$6,003,666	$8,185,872	$(2,182,206)

*    Swaptions with forward premiums.

Futures Contracts Outstanding at March 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	531	06/28/2019	$113,152,781	$425,872
U.S. Treasury 5-Year Note Future	1,907	06/28/2019	220,884,234	1,938,665
U.S. Treasury 10-Year Note Future	218	06/19/2019	27,079,687	(63,962)
U.S. Treasury Long Bond Future	14	06/19/2019	2,095,188	60,058
U.S. Treasury Ultra Bond Future	799	06/19/2019	134,232,000	4,901,767

Total				$7,262,400

Short position contracts:
Australian 10-Year Bond Future	133	06/17/2019	$13,084,811	$(203,761)
Euro-Bund Future	64	06/06/2019	11,941,884	(146,608)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

U.S. Treasury 10-Year Ultra Future	707	06/19/2019	$93,876,344	$(1,568,615)

Total				$(1,918,984)

Total futures contracts				$5,343,416

TBA Sale Commitments Outstanding at March 31, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.50%	$26,696,000	04/01/2049	$(27,078,265)	$(297,168)
FNMA, 3.00%	20,658,000	05/01/2049	(20,545,983)	11,955
FNMA, 3.50%	7,300,000	04/01/2034	(7,466,246)	(12,262)
FNMA, 3.50%	1,575,000	04/01/2049	(1,596,348)	(19,625)
FNMA, 4.00%	3,200,000	04/01/2034	(3,295,973)	(9,598)
FNMA, 4.00%	85,230,000	04/01/2049	(87,667,757)	(14,029)
FNMA, 4.50%	40,000,000	04/01/2049	(41,675,781)	(264,000)
FNMA, 5.00%	4,487,500	04/01/2049	(4,744,200)	(37,233)
FNMA, 5.50%	13,400,000	04/01/2049	(14,306,653)	(96,372)
FNMA, 6.00%	3,300,000	04/01/2049	(3,556,072)	(4,963)
GNMA II, 3.00%	8,805,000	04/01/2049	(8,842,835)	14,790
GNMA II, 4.50%	8,410,000	04/01/2049	(8,734,738)	(26,446)

Total (proceeds receivable $228,755,900)			$(229,510,851)	$(754,951)

At March 31, 2019, the aggregate market value of TBA Sale Commitments represents (11.0)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at March 31, 2019

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,430,545	(0.09%)	08/25/37	Monthly	$301,590	$—	$35,742	$(265,848)
ABX.HE.AAA.07	CSI	USD	3,477,373	(0.09%)	08/25/37	Monthly	842,940	—	86,881	(756,059)
ABX.HE.PENAAA.06	MSC	USD	688,001	(0.11%)	05/25/46	Monthly	74,383	—	41,266	(33,117)
ABX.HE.PENAAA.06	JPM	USD	1,570,652	(0.11%)	05/25/46	Monthly	169,407	—	94,779	(74,628)
ABX.HE.PENAAA.06	GSC	USD	644,700	(0.11%)	05/25/46	Monthly	159,091	—	38,670	(120,421)

Total							$1,547,411	$—	$297,338	$(1,250,073)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,430,544	0.09%	08/25/37	Monthly	$13,527	$—	$(35,738)	$(49,265)
ABX.HE.AAA.07	MSC	USD	3,477,371	0.09%	08/25/37	Monthly	33,082	—	(86,872)	(119,954)
ABX.HE.PENAAA.06	BCLY	USD	2,903,357	0.11%	05/25/46	Monthly	—	(75,871)	(174,139)	(98,268)
CMBX.NA.BB.6	MSC	USD	1,065,000	5.00%	05/11/63	Monthly	—	(187,553)	(246,976)	(59,423)
CMBX.NA.BB.6	CSI	USD	1,825,000	5.00%	05/11/63	Monthly	—	(354,610)	(423,730)	(69,120)
CMBX.NA.BB.6	CSI	USD	965,000	5.00%	05/11/63	Monthly	—	(137,200)	(224,054)	(86,854)
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	Monthly	—	(658,337)	(759,230)	(100,893)
CMBX.NA.BB.6	CSI	USD	2,671,000	5.00%	05/11/63	Monthly	—	(470,352)	(619,412)	(149,060)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(492,188)	(648,168)	(155,980)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(492,188)	(648,168)	(155,980)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	Monthly	—	(493,068)	(649,328)	(156,260)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	Monthly	—	(298,929)	(662,082)	(363,153)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	Monthly	—	(1,354,103)	(840,326)	513,777
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	Monthly	—	(667,816)	(414,460)	253,356
CMBX.NA.BB.8	GSC	USD	3,445,000	5.00%	10/17/57	Monthly	—	(821,682)	(570,488)	251,194
CMBX.NA.BB.8	DEUT	USD	1,455,000	5.00%	10/17/57	Monthly	—	(348,579)	(240,946)	107,633
CMBX.NA.BB.8	GSC	USD	240,000	5.00%	10/17/57	Monthly	—	(26,512)	(39,677)	(13,165)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/63	Monthly	—	(39,213)	(58,771)	(19,558)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/63	Monthly	—	(616,491)	(536,523)	79,968

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

CMBX.NA.BBB-.6	DEUT	USD	485,000	3.00%	05/11/63	Monthly	$—	$(71,181)	$(61,299)	$9,882
CMBX.NA.BBB-.6	CSI	USD	920,000	3.00%	05/11/63	Monthly	—	(126,038)	(116,432)	9,606
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/63	Monthly	—	(297,100)	(344,638)	(47,538)

Total							$46,609	$(8,029,011)	$(8,401,457)	$(419,055)

Total traded indices							$1,594,020	$(8,029,011)	$(8,104,119)	$(1,669,128)

Credit default swaps on single-name issues:
Sell protection:
Fed Republic of Brazil	MSC	USD	1,800,000	1.00%	12/20/23	Quarterly	$—	$(51,787)	$(46,730)	$5,057
Republic of Turkey	MSC	USD	675,000	1.00%	12/20/23	Quarterly	—	(57,570)	(86,891)	(29,321)
Republic of Turkey	MSC	USD	1,125,000	1.00%	12/20/23	Quarterly	—	(95,308)	(144,817)	(49,509)
United Mexican States	GSC	USD	1,800,000	1.00%	12/20/23	Quarterly	—	(27,856)	(7,377)	20,479

Total							$—	$(232,521)	$(285,815)	$(53,294)

Total single-name issues							$—	$(232,521)	$(285,815)	$(53,294)

Total OTC contracts							$1,594,020	$(8,261,532)	$(8,389,934)	$(1,722,422)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX.EUR.30	EUR	4,880,000	(1.00%)	12/20/23	Quarterly	$(56,819)	$(103,367)	$(46,548)
ITRAXX.EUR.31	EUR	7,660,000	(5.00%)	06/20/24	Quarterly	(987,648)	(928,707)	58,941

Total						$(1,044,467)	$(1,032,074)	$12,393

Credit default swaps on indices:
Sell protection:
CDX.EM.31	USD	8,290,000	1.00%	06/20/24	Quarterly	$(271,177)	$(298,271)	$(27,094)
CDX.NA.HY.32	USD	32,700,000	5.00%	06/20/24	Quarterly	2,010,757	2,149,087	138,330
CDX.NA.IG.32	USD	13,920,000	1.00%	06/20/24	Quarterly	217,286	247,634	30,348

Total						$1,956,866	$2,098,450	$141,584

Total						$912,399	$1,066,376	$153,977

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	1.63% Fixed	USD	13,700,000	11/14/26	Annual	$—	$—	$483,281	$483,281
3 Mo. USD LIBOR	2.00% Fixed	USD	17,550,000	03/21/23	Semi-Annual	65,715	—	195,008	129,293
3 Mo. USD LIBOR	2.79% Fixed	USD	24,956,000	09/30/25	Semi-Annual	—	—	(716,651)	(716,651)
3 Mo. USD LIBOR	2.75% Fixed	USD	22,395,000	12/20/47	Semi-Annual	—	(481,404)	(920,824)	(439,420)
3 Mo. USD LIBOR	2.88% Fixed	USD	1,350,000	12/31/48	Semi-Annual	—	—	(86,818)	(86,818)
3 Mo. USD LIBOR	2.87% Fixed	USD	675,000	01/28/49	Semi-Annual	—	—	(41,805)	(41,805)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Total	$65,715	$(481,404)	$(1,087,809)	$(672,120)

Foreign Currency Contracts Outstanding at March 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
60,490,000	EGP	3,172,830	USD	MSC	04/22/19	$292,399	$—
14,919,173	USD	13,175,000	EUR	JPM	04/30/19	102,564	—
4,685,048	USD	4,114,000	EUR	GSC	06/19/19	38,811	—
Total						$433,774	$—

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CITI	Citigroup Global Markets, Inc.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
ARS	Argentine Peso
EGP	Egyptian Pound
EUR	Euro
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$699,826,179	$—	$683,358,599	$16,467,580
Corporate Bonds	639,222,304	—	639,222,304	—
Foreign Government Obligations	23,704,535	—	23,704,535	—
Municipal Bonds	14,541,160	—	14,541,160	—
Senior Floating Rate Interests	51,645,291	—	51,645,291	—
U.S. Government Agencies	848,245,335	—	842,250,038	5,995,297
U.S. Government Securities	188,620,956	—	188,620,956	—
Common Stocks
Energy	284,913	—	103,873	181,040
Preferred Stocks	1,784,923	1,784,923	—	—
Warrants	502	—	—	502
Escrows	1	—	—	1
Short-Term Investments	39,144,690	39,144,690	—	—
Purchased Options	6,003,666	—	6,003,666	—
Foreign Currency Contracts(2)	433,774	—	433,774	—
Futures Contracts(2)	7,326,362	7,326,362	—	—
Swaps - Credit Default(2)	1,478,571	—	1,478,571	—
Swaps - Interest Rate(2)	612,574	—	612,574	—

Total	$2,522,875,736	$48,255,975	$2,451,975,341	$22,644,420

Liabilities
Futures Contracts(2)	$(1,982,946)	$(1,982,946)	$—	$—
Swaps - Credit Default(2)	(3,047,016)	—	(3,047,016)	—
Swaps - Interest Rate(2)	(1,284,694)	—	(1,284,694)	—
TBA Sale Commitments	(229,510,851)	—	(229,510,851)	—

Total	$(235,825,507)	$(1,982,946)	$(233,842,561)	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

	Asset & Commercial Mortgage Backed Securities	Corporate Bonds	U.S. Government Agencies	Common Stocks	Warrants	Escrows	Total
Beginning balance	$-	$6,372,380	$-	$203,670	$1,339	$1	$6,577,390

Purchases	16,484,407	-	5,995,297	-	-	-	22,479,704

Sales	(16,917)	(6,372,380)	-	-	-	-	(6,389,297)
Accrued discounts/(premiums)	25	-	-	-	-	-	25
Total realized gain/(loss)	90	-	-	-	-	-	90
Net change in unrealized appreciation/depreciation	(25)	-	-	(22,630)	(837)	-	(23,492)
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-	-

Ending balance	$16,467,580	$-	$5,995,297	$181,040	$502	$1	$22,644,420

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at March 31, 2019 was $(23,492).

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 37.7%
	Asset-Backed - Automobile - 27.8%
	Ally Auto Receivables Trust
$ 1,080,743	2.72%, 05/17/2021	$1,080,811
1,310,000	2.85%, 03/15/2022	1,311,732
	American Credit Acceptance Receivables Trust
110,164	2.72%, 03/10/2021(1)	110,148
606,727	2.92%, 08/12/2021(1)	606,676
794,078	2.94%, 01/10/2022	794,180
1,910,000	3.06%, 07/12/2022(1)	1,911,795
	AmeriCredit Automobile Receivables Trust
115,898	1.46%, 05/10/2021	115,653
99,458	1.69%, 12/18/2020	99,314
683,933	2.71%, 07/19/2021	683,745
1,321,225	2.86%, 11/18/2021	1,322,025
795,000	2.93%, 06/20/2022	795,901
690,000	2.97%, 11/20/2023	693,837
1,600,000	3.11%, 01/18/2022	1,599,961
	ARI Fleet Lease Trust
613,039	1.91%, 04/15/2026(1)	610,105
410,035	2.54%, 10/15/2019(1)	409,929
505,959	2.55%, 10/15/2026(1)	505,113
565,000	BMW Floorplan Master Owner Trust 1 mo. USD LIBOR + 0.320%, 2.80%, 05/15/2023(1)(2)	564,869
2,500,000	BMW Vehicle Lease Trust 2.97%, 12/21/2020	2,504,500
	Canadian Pacer Auto Receivables Trust
315,985	2.05%, 03/19/2021(1)	314,788
673,260	2.70%, 08/19/2020(1)	672,983
1,050,000	3.00%, 06/21/2021(1)	1,051,664
	Capital Auto Receivables Asset Trust
335,000	2.02%, 08/20/2021(1)	333,621
1,795,000	3.02%, 02/22/2021(1)	1,797,640
	CarMax Auto Owner Trust
1,256,926	1.40%, 08/15/2021	1,247,658
417,653	1.56%, 11/16/2020	416,926
830,000	1.88%, 06/15/2021	824,291
1,065,278	2.23%, 05/17/2021	1,063,388
2,126,308	2.88%, 10/15/2021	2,128,979
870,000	3.02%, 07/15/2022	872,236
2,345,000	3.11%, 02/15/2022	2,351,957
	Chesapeake Funding LLC
784,479	1.91%, 08/15/2029(1)	777,258
1,105,554	2.12%, 11/15/2029(1)	1,094,761
1,457,974	1 mo. USD LIBOR + 0.370%, 2.85%, 08/15/2030(2)	1,454,715
410,858	1 mo. USD LIBOR + 0.450%, 2.93%, 05/15/2029(1)(2)	410,706
1,505,000	2.94%, 04/15/2031	1,509,437
821,244	3.04%, 04/15/2030(1)	823,861
980,000	3.39%, 01/15/2031(1)	989,631
240,585	1 mo. USD LIBOR + 1.150%, 3.63%, 03/15/2028(1)(2)	240,942
1,505,000	CNH Equipment Trust 2.96%, 05/16/2022	1,507,643
	CPS Auto Receivables Trust
106,541	1.87%, 03/15/2021(1)	106,379
188,663	2.16%, 05/17/2021(1)	188,191
1,027,325	3.06%, 01/18/2022(1)	1,027,607
1,194,469	3.18%, 06/15/2022(1)	1,196,325
655,226	CPS Auto Trust 2.87%, 09/15/2021(1)	655,093
	Drive Auto Receivables Trust
23,269	2.75%, 10/15/2020	23,269
560,000	3.01%, 11/15/2021	560,356
725,000	3.04%, 11/15/2021	725,543
605,000	3.04%, 03/15/2023	606,442
1,290,000	3.18%, 10/17/2022	1,293,208

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 2,500,000	3.34%, 10/15/2022	$2,512,906
	DT Auto Owner Trust
338,832	2.84%, 09/15/2021(1)	338,746
1,572,817	3.02%, 02/15/2022(1)	1,573,280
1,079,849	3.08%, 09/15/2022(1)	1,080,752
	Enterprise Fleet Financing LLC
469,599	1.74%, 02/22/2022(1)	468,510
474,304	1.97%, 01/20/2023(1)	472,138
691,679	2.13%, 05/22/2023(1)	688,185
1,470,000	2.98%, 10/22/2024(1)	1,469,985
1,465,000	3.14%, 02/20/2024(1)	1,471,254
540,000	3.38%, 05/20/2024(1)	544,217
	Exeter Automobile Receivables Trust
104,721	2.21%, 05/17/2021(1)	104,667
712,019	2.90%, 01/18/2022(1)	711,906
949,166	3.05%, 12/15/2021(1)	949,611
2,171,692	3.20%, 04/15/2022	2,174,995
	First Investors Auto Owner Trust
2,792	1.69%, 04/15/2021(1)	2,790
83,182	1.86%, 10/15/2021(1)	83,019
397,369	2.84%, 05/16/2022(1)	397,313
933,835	3.23%, 12/15/2022(1)	936,875
	Flagship Credit Auto Trust
177,840	1.85%, 07/15/2021(1)	177,387
912,860	1.88%, 10/15/2021(1)	908,852
753,874	3.07%, 02/15/2023(1)	755,240
1,465,856	3.11%, 08/15/2023(1)	1,467,565
2,092,345	3.41%, 05/15/2023(1)	2,101,833
	Ford Credit Auto Lease Trust
1,111,252	2.71%, 12/15/2020	1,111,149
1,685,000	2.84%, 09/15/2021	1,686,393
1,850,000	2.93%, 04/15/2021	1,852,198
	Ford Credit Auto Owner Trust
1,123,000	1.52%, 08/15/2021	1,113,884
550,000	2.01%, 03/15/2022	546,670
1,000,000	2.12%, 07/15/2026(1)	994,717
1,500,000	2.26%, 11/15/2025(1)	1,499,256
2,285,000	2.78%, 02/15/2022	2,286,955
	GM Financial Automobile Leasing Trust
346,680	2.39%, 04/20/2020	346,370
1,935,922	2.83%, 07/20/2020	1,936,519
947,078	2.89%, 09/21/2020	948,009
990,000	2.91%, 04/20/2021	991,181
805,000	2.98%, 12/20/2021	807,787
	GM Financial Consumer Automobile Receivables Trust
221,155	1.71%, 09/16/2020(1)	220,833
1,265,994	2.08%, 01/19/2021	1,263,573
2,115,484	2.74%, 07/16/2021	2,115,906
1,555,881	2.93%, 11/16/2021	1,558,366
1,760,000	2.99%, 03/16/2022	1,764,548
1,965,000	Great American Auto Leasing, Inc. 2.97%, 06/15/2021(1)	1,968,973
	Honda Auto Receivables Owner Trust
1,779,000	1.62%, 08/15/2022	1,772,104
1,130,867	2.67%, 12/21/2020	1,131,160
985,000	2.98%, 05/17/2021	986,267
2,500,000	Huntington Auto Trust 1.93%, 04/15/2022	2,481,155
	Hyundai Auto Lease Securitization Trust
1,437,977	1.88%, 08/17/2020(1)	1,436,239
2,151,253	2.81%, 12/15/2020(1)	2,152,254
2,150,000	2.92%, 07/15/2021(1)	2,153,295
	Hyundai Auto Receivables Trust
370,659	2.55%, 04/15/2021	370,452
1,200,000	2.55%, 11/15/2021	1,197,037

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,225,000	Mercedes-Benz Auto Lease Trust 3.01%, 02/16/2021	$1,227,682
	Mercedes-Benz Auto Receivables Trust
404,438	1.26%, 02/16/2021	402,420
1,281,033	2.71%, 04/15/2021	1,281,428
2,600,000	Nissan Auto Lease Trust 3.03%, 02/16/2021	2,603,372
1,075,000	Nissan Auto Receivables Owner Trust 2.82%, 01/18/2022	1,076,387
1,455,889	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(1)	1,450,941
	Prestige Auto Receivables Trust
43,595	1.80%, 11/16/2020(1)	43,580
1,016,193	2.97%, 12/15/2021(1)	1,016,508
	Santander Drive Auto Receivables Trust
2,075,000	2.97%, 07/15/2021	2,075,706
900,000	3.00%, 12/15/2022	903,373
755,000	3.03%, 02/15/2022	755,895
	Securitized Term Auto Receivables Trust
40,286	1.78%, 01/27/2020(1)	40,255
1,500,000	2.21%, 06/25/2021(1)	1,494,521
1,951,995	2.81%, 12/29/2020(1)	1,951,867
2,280,000	2.99%, 02/27/2023(1)	2,289,028
	Toyota Auto Receivables Owner Trust
58,122	1.30%, 04/15/2020	58,019
995,000	2.83%, 10/15/2021	996,808
1,082,891	Volkswagen Auto Loan Enhanced Trust 2.81%, 07/20/2021	1,083,604
	Westlake Automobile Receivables Trust
89,397	1.80%, 07/15/2020(1)	89,344
576,846	2.24%, 12/15/2020(1)	576,179
811,585	2.84%, 09/15/2021	811,906
1,710,000	3.06%, 05/16/2022(1)	1,713,072
	Wheels SPV LLC
14,655	1.59%, 05/20/2025(1)	14,642
284,720	1.88%, 04/20/2026(1)	283,097
480,000	3.06%, 04/20/2027(1)	480,406
	World Omni Auto Receivables Trust
1,277,198	2.80%, 01/18/2022	1,278,500
1,700,000	3.01%, 04/15/2022	1,704,907
2,085,000	3.02%, 04/15/2022	2,092,726
	World Omni Automobile Lease Securitization Trust
20,565	1.68%, 12/16/2019	20,557
1,262,689	2.59%, 11/16/2020	1,261,775
1,348,389	2.96%, 06/15/2021	1,350,175

		136,501,748

	Asset-Backed - Credit Card - 2.9%
	Barclays Dryrock Issuance Trust
1,750,000	2.41%, 07/15/2022	1,747,606
915,000	1 mo. USD LIBOR + 0.330%, 2.81%, 03/15/2023(2)	916,310
	Cabela’s Credit Card Master Note Trust
1,785,000	1.78%, 06/15/2022	1,781,329
3,000,000	1 mo. USD LIBOR + 0.450%, 2.93%, 07/15/2022(2)	3,001,395
2,500,000	Capital One Multi-Asset Execution Trust 1 mo. USD LIBOR + 0.450%, 2.93%, 02/15/2022(2)	2,500,352
1,815,000	CARDS Trust 1 mo. USD LIBOR + 0.370%, 2.85%, 04/18/2022(1)(2)	1,815,000
2,250,000	Chase Issuance Trust 1.27%, 07/15/2021	2,241,394

		14,003,386

	Asset-Backed - Finance & Insurance - 4.9%
	CNH Equipment Trust
661,322	1.84%, 03/15/2021	659,463
1,105,087	2.78%, 08/16/2021	1,105,277
1,570,000	2.93%, 12/15/2021	1,571,992

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,791,851	DLL LLC 2.81%, 11/17/2020(1)	$1,792,614
273,061	DLL Securitization Trust 1.89%, 07/15/2020(1)	272,562
262,105	Engs Commercial Finance Trust 2.97%, 02/22/2021(1)	262,043
	GMF Floorplan Owner Revolving Trust
2,675,000	1 mo. USD LIBOR + 0.430%, 2.91%, 07/15/2022(1)(2)	2,679,511
1,440,000	1 mo. USD LIBOR + 0.570%, 3.05%, 01/18/2022(1)(2)	1,442,419
479,645	GreatAmerica Leasing Receivables Funding LLC 2.35%, 05/15/2020	478,741
	John Deere Owner Trust
23,433	1.59%, 04/15/2020	23,420
2,135,000	2.85%, 12/15/2021	2,138,659
1,149,333	Kubota Credit Owner Trust 2.80%, 02/16/2021(1)	1,149,605
	MMAF Equipment Finance LLC
739,039	1.93%, 10/15/2020(1)	737,400
1,290,000	2.84%, 01/10/2022(1)	1,292,167
1,060,174	2.92%, 07/12/2021(1)	1,060,610
168,694	Nationstar HECM Loan Trust 2.76%, 02/25/2028(1)(3)(4)(9)	168,694
	New York City Tax Lien
442,018	1.87%, 11/10/2030(1)	438,144
2,962,136	3.22%, 11/10/2031(1)	2,961,361
	Verizon Owner Trust
598,861	1.42%, 01/20/2021(1)	597,408
730,000	1.92%, 12/20/2021	725,918
905,000	2.06%, 09/20/2021(1)	902,197
1,060,000	3.23%, 04/20/2023	1,072,740
420,000	Volvo Financial Equipment LLC 2.90%, 11/15/2021(1)	420,827
230,000	Volvo Financial Equipment Master Owner Trust 1 mo. USD LIBOR + 0.500%, 2.98%, 11/15/2022(1)(2)	230,550

		24,184,322

	Asset-Backed - Home Equity - 0.2%
1,209,205	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(3)	1,228,122

	Asset-Backed - Student Loan - 0.6%
	SLM Student Loan Trust
518,284	3 mo. USD LIBOR + 0.090%, 2.86%, 10/25/2024(2)	517,713
658,557	3 mo. USD LIBOR + 0.120%, 2.89%, 01/25/2027(2)	654,935
526,916	1 mo. USD LIBOR + 0.520%, 3.01%, 03/25/2026(2)	527,493
1,148,926	1 mo. USD LIBOR + 0.600%, 3.09%, 11/25/2027(2)	1,152,634
272,779	SoFi Professional Loan Program LLC 1 mo. USD LIBOR + 1.600%, 4.09%, 06/25/2025(1)(2)	273,339

		3,126,114

	Commercial Mortgage - Backed Securities - 1.0%
1,365,000	FREMF Mortgage Trust 1 mo. USD LIBOR + 0.320%, 2.81%, 02/25/2020(2)	1,363,702
800,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 0.700%, 3.18%, 07/15/2032(1)(2)	798,513
500,000	JP Morgan Chase Commercial Mortgage Securities Trust 5.63%, 12/05/2027(1)	505,049
1,243,796	SG Residential Mortgage Trust 3.43%, 04/27/2048(1)(3)	1,246,635
907,704	Verus Securitization Trust 3.68%, 06/01/2058(1)(3)	916,284

		4,830,183

	Whole Loan Collateral CMO - 0.3%
740,000	Bunker Hill Loan Depositary Trust 3.61%, 10/26/2048(1)(4)(5)(9)	739,997
179,038	OBX Trust 1 mo. USD LIBOR + 0.650%, 3.14%, 06/25/2057(1)(2)	177,731

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 450,691	Verus Securitization Trust 2.93%, 02/25/2048(1)(3)	$448,463

		1,366,191

	Total Asset & Commercial Mortgage Backed Securities (cost $185,149,824)	$185,240,066

Corporate Bonds - 34.4%
	Aerospace/Defense - 0.3%
1,500,000	United Technologies Corp. 3 mo. USD LIBOR + 0.650%, 3.33%, 08/16/2021(2)	1,500,903

	Agriculture - 0.4%
1,750,000	Philip Morris International, Inc. 3 mo. USD LIBOR + 0.420%, 3.06%, 02/21/2020(2)	1,753,792

	Auto Manufacturers - 2.6%
2,000,000	American Honda Finance Corp. 2.00%, 11/13/2019	1,992,132
	Daimler Finance North America LLC
1,750,000	1.50%, 07/05/2019(1)	1,744,163
715,000	3 mo. USD LIBOR + 0.390%, 3.13%, 05/04/2020(1)(2)	714,405
1,000,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 0.850%, 3.65%, 04/09/2021(2)	992,330
1,250,000	Hyundai Capital America 3 mo. USD LIBOR + 0.940%, 3.74%, 07/08/2021(1)(2)	1,249,751
1,900,000	Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + 0.390%, 2.99%, 09/28/2020(1)(2)	1,887,442
	Toyota Motor Credit Corp.
1,000,000	2.20%, 01/10/2020	996,956
2,000,000	3 mo. USD LIBOR + 0.260%, 3.03%, 04/17/2020(2)	2,003,251
1,195,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(1)	1,210,346

		12,790,776

	Beverages - 0.3%
1,250,000	PepsiCo, Inc. 3 mo. USD LIBOR + 0.040%, 2.78%, 05/02/2019(2)	1,250,091

	Biotechnology - 0.2%
1,205,000	Gilead Sciences, Inc. 1.85%, 09/20/2019	1,200,573

	Chemicals - 0.7%
1,250,000	Air Liquide Finance S.A. 1.38%, 09/27/2019(1)	1,240,704
640,000	DowDuPont, Inc. 3.77%, 11/15/2020	651,689
1,450,000	EI du Pont de Nemours & Co. 3 mo. USD LIBOR + 0.530%, 3.27%, 05/01/2020(2)	1,454,112

		3,346,505

	Commercial Banks - 15.4%
1,000,000	ABN Amro Bank N.V. 3 mo. USD LIBOR + 0.570%, 3.21%, 08/27/2021(1)(2)	1,001,052
1,500,000	Bank of America Corp. 3 mo. USD LIBOR + 0.650%, 3.24%, 10/01/2021(2)	1,504,096
1,750,000	Bank of Nova Scotia 1.65%, 06/14/2019	1,746,360
1,500,000	BB&T Corp. 3 mo. USD LIBOR + 0.570%, 3.18%, 06/15/2020(2)	1,505,820
718,000	BPCE S.A. 2.25%, 01/27/2020	714,757
1,750,000	Canadian Imperial Bank of Commerce 3 mo. USD LIBOR + 0.315%, 3.05%, 02/02/2021(2)	1,751,200
	Capital One Financial Corp.
1,250,000	3 mo. USD LIBOR + 0.760%, 3.46%, 05/12/2020(2)	1,255,388
1,500,000	3 mo. USD LIBOR + 0.950%, 3.55%, 03/09/2022(2)	1,506,135
4,000,000	Citigroup, Inc. 3 mo. USD LIBOR + 0.770%, 3.57%, 04/08/2019(2)	4,000,686

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,500,000	Citizens Bank NA 3 mo. USD LIBOR + 0.540%, 3.16%, 03/02/2020(2)	$1,501,987
2,070,000	Commonwealth Bank of Australia 3 mo. USD LIBOR + 0.640%, 3.38%, 11/07/2019(1)(2)	2,076,770
2,500,000	Credit Agricole S.A. 3 mo. USD LIBOR + 0.970%, 3.57%, 06/10/2020(1)(2)	2,519,758
	Danske Bank A/S
1,500,000	3 mo. USD LIBOR + 0.510%, 3.13%, 03/02/2020(1)(2)	1,493,398
2,000,000	3 mo. USD LIBOR + 0.580%, 3.19%, 09/06/2019(1)(2)	1,998,651
1,500,000	Deutsche Bank AG 3 mo. USD LIBOR + 0.970%, 3.77%, 07/13/2020(2)	1,494,854
1,500,000	DNB Bank ASA 3 mo. USD LIBOR + 0.370%, 2.97%, 10/02/2020(1)(2)	1,500,059
	Fifth Third Bank
500,000	2.20%, 10/30/2020	495,837
1,000,000	3 mo. USD LIBOR + 0.250%, 3.00%, 10/30/2020(2)	999,407
2,350,000	3 mo. USD LIBOR + 0.590%, 3.20%, 09/27/2019(2)	2,354,563
	Goldman Sachs Group, Inc.
3,500,000	3 mo. USD LIBOR + 1.170%, 3.85%, 11/15/2021(2)	3,532,550
2,000,000	3 mo. USD LIBOR + 1.160%, 3.93%, 04/23/2020(2)	2,015,656
	HSBC Holdings plc
750,000	3 mo. USD LIBOR + 0.650%, 3.25%, 09/11/2021(2)	749,352
1,785,000	3 mo. USD LIBOR + 0.600%, 3.28%, 05/18/2021(2)	1,784,042
1,500,000	Huntington National Bank 3 mo. USD LIBOR + 0.510%, 3.11%, 03/10/2020(2)	1,504,295
1,000,000	ING Bank N.V. 1.65%, 08/15/2019(1)	995,990
1,500,000	JP Morgan Chase & Co. 3 mo. USD LIBOR + 0.680%, 3.31%, 06/01/2021(2)	1,504,139
1,000,000	KeyBank NA 1.60%, 08/22/2019	995,706
1,250,000	Manufacturers & Traders Trust Co. 3 mo. USD LIBOR + 0.270%, 3.04%, 01/25/2021(2)	1,247,789
1,500,000	Morgan Stanley 5.63%, 09/23/2019	1,519,533
	PNC Bank NA
2,000,000	1.45%, 07/29/2019	1,991,823
750,000	2.50%, 01/22/2021	749,262
	Regions Bank
1,500,000	3 mo. USD LIBOR + 0.380%, 2.97%, 04/01/2021(2)	1,490,637
1,000,000	3 mo. USD LIBOR + 0.500%, 3.19%, 08/13/2021(2)	994,447
	Santander UK plc
750,000	2.13%, 11/03/2020	741,770
1,500,000	3 mo. USD LIBOR + 0.620%, 3.25%, 06/01/2021(2)	1,498,991
	Sumitomo Mitsui Banking Corp.
1,000,000	2.51%, 01/17/2020	998,583
1,000,000	3 mo. USD LIBOR + 0.350%, 3.12%, 01/17/2020(2)	1,001,821
	SunTrust Bank
1,000,000	3 mo. USD LIBOR + 0.298%, 2.59%, 01/29/2021(2)	997,682
3,000,000	3 mo. USD LIBOR + 0.530%, 3.27%, 01/31/2020(2)	3,009,109
	Svenska Handelsbanken AB
1,250,000	3 mo. USD LIBOR + 0.360%, 2.96%, 09/08/2020(2)	1,250,871
1,665,000	3 mo. USD LIBOR + 0.490%, 3.10%, 09/06/2019(2)	1,668,183
1,250,000	3 mo. USD LIBOR + 0.470%, 3.12%, 05/24/2021(2)	1,253,827
2,250,000	Toronto-Dominion Bank 1.45%, 08/13/2019	2,240,309
	U.S. Bank NA
1,000,000	2.05%, 10/23/2020	991,457
1,775,000	3 mo. USD LIBOR + 0.290%, 2.93%, 05/21/2021(2)	1,773,950
1,250,000	3 mo. USD LIBOR + 0.320%, 3.10%, 01/24/2020(2)	1,252,598
	UBS AG
715,000	2.45%, 12/01/2020(1)	710,952
800,000	3 mo. USD LIBOR + 0.580%, 3.18%, 06/08/2020(1)(2)	802,880
	Wells Fargo Bank NA
1,025,000	2.60%, 01/15/2021	1,022,052

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 2,000,000	3 mo. USD LIBOR + 0.650%, 3.26%, 12/06/2019(2)	$2,008,304

		75,719,338

	Commercial Services - 0.2%
915,000	Equifax, Inc. 3 mo. USD LIBOR + 0.870%, 3.55%, 08/15/2021(2)	909,300

	Diversified Financial Services - 1.6%
1,250,000	AIG Global Funding 3 mo. USD LIBOR + 0.460%, 3.06%, 06/25/2021(1)(2)	1,250,270
1,000,000	American Express Co. 3 mo. USD LIBOR + 0.525%, 3.21%, 05/17/2021(2)	1,002,686
1,000,000	American Express Credit Corp. 3 mo. USD LIBOR + 0.330%, 3.07%, 05/03/2019(2)	1,000,000
1,395,000	Private Export Funding Corp. 2.10%, 12/19/2019(1)	1,390,238
1,465,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	1,464,332
1,700,000	Synchrony Financial 3 mo. USD LIBOR + 1.230%, 3.97%, 02/03/2020(2)	1,708,304

		7,815,830

	Electric - 0.7%
1,250,000	American Electric Power Co., Inc. 2.15%, 11/13/2020	1,238,279
750,000	Duke Energy Florida LLC 2.10%, 12/15/2019	748,370
1,500,000	NextEra Energy Capital Holdings, Inc. 3.34%, 09/01/2020	1,510,878

		3,497,527

	Electronics - 0.6%
	Honeywell International, Inc.
1,000,000	1.80%, 10/30/2019	995,077
2,000,000	3 mo. USD LIBOR + 0.280%, 3.03%, 10/30/2019(2)	2,002,574

		2,997,651

	Food - 0.9%
1,250,000	Conagra Brands, Inc. 3 mo. USD LIBOR + 0.750%, 3.51%, 10/22/2020(2)	1,248,484
1,500,000	JM Smucker Co. 2.20%, 12/06/2019	1,493,536
1,500,000	Kraft Heinz Foods Co. 3 mo. USD LIBOR + 0.570%, 3.27%, 02/10/2021(2)	1,496,175

		4,238,195

	Healthcare-Services - 1.3%
2,000,000	Cigna Corp. 3.20%, 09/17/2020(1)	2,010,781
1,000,000	HCA, Inc. 6.50%, 02/15/2020	1,029,064
2,500,000	Roche Holdings, Inc. 3 mo. USD LIBOR + 0.340%, 2.94%, 09/30/2019(1)(2)	2,503,205
1,000,000	UnitedHealth Group, Inc. 1.95%, 10/15/2020	989,260

		6,532,310

	Insurance - 1.8%
440,000	Allstate Corp. 3 mo. USD LIBOR + 0.430%, 3.03%, 03/29/2021(2)	439,502
	MassMutual Global Funding II
1,500,000	1.55%, 10/11/2019(1)	1,491,254
704,000	1.95%, 09/22/2020(1)	697,298
	Metropolitan Life Global Funding I
795,000	2.40%, 01/08/2021(1)	790,358
2,000,000	3 mo. USD SOFR + 0.570%, 3.07%, 09/07/2020(1)(2)	1,999,987
	New York Life Global Funding
325,000	2.95%, 01/28/2021(1)	326,832
2,000,000	3 mo. USD LIBOR + 0.270%, 3.07%, 04/09/2020(1)(2)	2,003,274

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,000,000	Protective Life Global Funding 3 mo. USD LIBOR + 0.520%, 3.12%, 06/28/2021(1)(2)	$1,001,503

		8,750,008

	IT Services - 1.2%
1,425,000	Apple, Inc. 3 mo. USD LIBOR + 0.070%, 2.77%, 05/11/2020(2)	1,425,475
	Hewlett Packard Enterprise Co.
2,000,000	2.10%, 10/04/2019(1)	1,991,528
1,000,000	3 mo. USD LIBOR + 0.720%, 3.52%, 10/05/2021(2)	996,206
1,500,000	IBM Credit LLC 3.45%, 11/30/2020	1,517,820

		5,931,029

	Machinery - Construction & Mining - 0.2%
1,000,000	Caterpillar Financial Services Corp. 2.00%, 11/29/2019	996,031

	Machinery-Diversified - 0.6%
	John Deere Capital Corp.
1,125,000	3 mo. USD LIBOR + 0.290%, 2.90%, 06/22/2020(2)	1,126,940
2,000,000	3 mo. USD LIBOR + 0.300%, 2.91%, 03/13/2020(2)	2,002,738

		3,129,678

	Media - 1.0%
2,500,000	Comcast Corp. 3.30%, 10/01/2020	2,523,546
1,125,000	NBCUniversal Enterprise, Inc. 3 mo. USD LIBOR + 0.400%, 2.99%, 04/01/2021(1)(2)	1,126,399
1,315,000	Walt Disney Co. 0.88%, 07/12/2019	1,308,603

		4,958,548

	Miscellaneous Manufacturing - 0.7%
	Siemens Financieringsmaatschappij N.V.
1,700,000	3 mo. USD LIBOR + 0.320%, 2.93%, 09/13/2019(1)(2)	1,701,923
1,500,000	3 mo. USD LIBOR + 0.340%, 2.96%, 03/16/2020(1)(2)	1,504,070

		3,205,993

	Oil & Gas - 0.5%
980,000	BP Capital Markets plc 1.77%, 09/19/2019	976,101
1,660,000	Phillips 66 3 mo. USD LIBOR + 0.750%, 3.54%, 04/15/2020(1)(2)	1,660,570

		2,636,671

	Oil & Gas Services - 0.2%
1,250,000	Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(1)	1,239,980

	Pharmaceuticals - 1.0%
	Bayer U.S. Finance LLC
900,000	2.13%, 07/15/2019(1)	897,225
1,000,000	2.38%, 10/08/2019(1)	996,689
1,500,000	3 mo. USD LIBOR + 0.630%, 3.23%, 06/25/2021(1)(2)	1,487,032
700,000	CVS Health Corp. 3 mo. USD LIBOR + 0.720%, 3.32%, 03/09/2021(2)	701,594
795,000	Takeda Pharmaceutical Co., Ltd. 3.80%, 11/26/2020(1)	806,531

		4,889,071

	Retail - 1.1%
3,000,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	2,986,377
1,100,000	Dollar Tree, Inc. 3 mo. USD LIBOR + 0.700%, 3.47%, 04/17/2020(2)	1,100,242
1,500,000	Home Depot, Inc. 3 mo. USD LIBOR + 0.150%, 2.75%, 06/05/2020(2)	1,500,043

		5,586,662

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Semiconductors - 0.6%
$ 1,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	$994,650
1,750,000	Broadcom, Inc. 3.13%, 04/15/2021	1,747,935

		2,742,585

	Trucking & Leasing - 0.3%
1,375,000	Aviation Capital Group LLC 3 mo. USD LIBOR + 0.670%, 3.42%, 07/30/2021(1)(2)	1,366,608

	Total Corporate Bonds (cost $168,929,745)	$168,985,655

Municipal Bonds - 0.3%
	Transportation - 0.3%
1,490,000	New York & New Jersey Port Authority 2.29%, 09/15/2019	1,488,123

	Total Municipal Bonds (cost $1,490,000)	$1,488,123

U.S. Government Agencies - 1.0%
	Mortgage-Backed Agencies - 1.0%
	FHLB - 0.4%
$ 1,915,000	1.38%, 05/28/2019(6)	$1,911,774

		1,911,774

$ 2,857,907	FHLMC - 0.6% 3.00%, 05/15/2037	$2,872,492

		4,784,266

	Total U.S. Government Agencies (cost $4,766,642)	$4,784,266

U.S. Government Securities - 22.1%
	Mortgage-Backed Agencies - 2.2%
10,000,000	FHLMC - 2.0% 1.50%, 01/17/2020	9,924,868

933,000	FNMA - 0.2% 1.63%, 01/21/2020	926,984

		10,851,852

	U.S. Treasury Securities - 19.9%
	U.S. Treasury Notes - 19.9%
5,000,000	1.00%, 11/15/2019	4,954,883
10,000,000	1.25%, 06/30/2019	9,968,750
6,250,000	1.38%, 04/30/2020	6,181,396
15,000,000	1.50%, 05/15/2020	14,852,930
10,000,000	1.63%, 06/30/2020	9,904,687
7,500,000	1.63%, 10/15/2020	7,417,676
7,500,000	1.88%, 12/31/2019	7,468,371
15,000,000	2.25%, 03/31/2020	14,974,805
7,000,000	2.38%, 04/30/2020	6,997,539
14,650,000	2.54%, 01/31/2021(3)	14,635,594

		97,356,631

	Total U.S. Government Securities (cost $108,059,937)	$108,208,483

	Total Long-Term Investments (cost $468,396,148)	$468,706,593

Short-Term Investments - 4.8%
	Certificates of Deposit - 0.4%
2,000,000	Bank of Montreal/Chicago 3 mo. USD LIBOR + 0.260%, 0.23%, 11/04/2019(2)(7)	$2,002,811

	Other Investment Pools & Funds - 0.6%
2,916,314	Fidelity Institutional Government Fund, Institutional Class, 2.33%(8)	2,916,314

	Securities Lending Collateral - 0.2%
51,188	Citibank NA DDCA, 2.40%, 4/1/2019(8)	51,188

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

494,578	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(8)		494,578
138,282	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(8)		138,282
31,682	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(8)		31,682
293,990	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(8)		293,990
14,030	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(8)		14,030

			1,023,750

	U.S. Treasury - 3.6%
	U.S. Treasury Bills
7,500,000	2.37%, 08/15/2019(7)		7,432,496
10,000,000	2.48%, 09/12/2019(7)		9,892,147

			17,324,643

	Total Short-Term Investments (cost $23,259,646)		$23,267,518

	Total Investments (cost $491,655,794)	100.3%	$491,974,111
	Other Assets and Liabilities	(0.3)%	(1,248,437)

	Total Net Assets	100.0%	$490,725,674

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $135,371,047, representing 27.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2019, the aggregate fair value of these securities was $908,691, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.
(9)	Investment valued using significant unobservable inputs.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$185,240,066	$—	$184,331,375	$908,691
Corporate Bonds	168,985,655	—	168,985,655	—
Municipal Bonds	1,488,123	—	1,488,123	—
U.S. Government Agencies	4,784,266	—	4,784,266	—
U.S. Government Securities	108,208,483	—	108,208,483	—
Short-Term Investments	23,267,518	3,940,064	19,327,454	—

Total	$491,974,111	$3,940,064	$487,125,356	$908,691

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford Value HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Banks - 14.7%
495,880	Bank of America Corp.	$13,681,329
162,685	Citigroup, Inc.	10,122,261
174,432	JP Morgan Chase & Co.	17,657,751
33,620	M&T Bank Corp.	5,279,012
70,760	PNC Financial Services Group, Inc.	8,679,422
196,545	Wells Fargo & Co.	9,497,055

		64,916,830

	Capital Goods - 8.1%
34,960	Caterpillar, Inc.	4,736,730
105,700	Fortune Brands Home & Security, Inc.	5,032,377
26,550	Harris Corp.	4,240,301
45,595	Ingersoll-Rand plc	4,921,980
17,370	Lockheed Martin Corp.	5,213,779
180,310	nVent Electric plc	4,864,764
52,610	United Technologies Corp.	6,780,903

		35,790,834

	Consumer Durables & Apparel - 1.5%
71,980	Skechers USA, Inc. Class A*	2,419,248
130,650	Tapestry, Inc.	4,244,818

		6,664,066

	Consumer Services - 1.0%
52,643	Hilton Worldwide Holdings, Inc.	4,375,160

	Diversified Financials - 2.2%
12,885	BlackRock, Inc.	5,506,663
224,530	Invesco Ltd.	4,335,674

		9,842,337

	Energy - 10.3%
45,960	Concho Resources, Inc.	5,099,721
68,700	EOG Resources, Inc.	6,538,866
212,975	Exxon Mobil Corp.	17,208,380
205,030	Noble Energy, Inc.	5,070,392
96,670	Occidental Petroleum Corp.	6,399,554
35,610	Pioneer Natural Resources Co.	5,422,691

		45,739,604

	Food & Staples Retailing - 1.0%
124,580	US Foods Holding Corp.*	4,349,088

	Food, Beverage & Tobacco - 3.3%
106,980	Mondelez International, Inc. Class A	5,340,442
106,670	Philip Morris International, Inc.	9,428,561

		14,769,003

	Health Care Equipment & Services - 6.8%
26,310	Anthem, Inc.	7,550,444
126,542	Koninklijke Philips N.V.	5,170,197
91,816	Medtronic plc	8,362,601
19,555	UnitedHealth Group, Inc.	4,835,169
34,250	Zimmer Biomet Holdings, Inc.	4,373,725

		30,292,136

	Household & Personal Products - 1.1%
79,920	Unilever N.V.	4,658,537

	Insurance - 5.6%
80,775	American International Group, Inc.	3,478,172
50,690	Chubb Ltd.	7,100,655
60,070	Intact Financial Corp.	5,083,036
57,410	Marsh & McLennan Cos., Inc.	5,390,799
91,990	MetLife, Inc.	3,916,014

		24,968,676

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

	Materials - 3.6%
128,590	DowDuPont, Inc.	$6,855,133
64,160	FMC Corp.	4,928,771
91,780	Sealed Air Corp.	4,227,387

		16,011,291

	Media & Entertainment - 2.7%
298,320	Comcast Corp. Class A	11,926,834

	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
29,830	Allergan plc	4,367,410
148,220	AstraZeneca plc ADR	5,992,535
97,820	Bristol-Myers Squibb Co.	4,666,992
44,900	Eli Lilly & Co.	5,826,224
132,150	Merck & Co., Inc.	10,990,915
23,438	Roche Holding AG	6,458,455

		38,302,531

	Real Estate - 3.3%
153,160	Brixmor Property Group, Inc. REIT	2,813,549
58,870	Crown Castle International Corp. REIT	7,535,360
130,690	Park Hotels & Resorts, Inc. REIT	4,061,845

		14,410,754

	Retailing - 2.3%
2,520	Booking Holdings, Inc.*	4,397,173
25,700	Home Depot, Inc.	4,931,573
62,133	Qurate Retail, Inc.*	992,886

		10,321,632

	Semiconductors & Semiconductor Equipment - 8.6%
57,420	Analog Devices, Inc.	6,044,603
252,610	Intel Corp.	13,565,157
34,250	KLA-Tencor Corp.	4,089,793
79,005	Maxim Integrated Products, Inc.	4,200,696
106,440	Micron Technology, Inc.*	4,399,165
98,940	QUALCOMM, Inc.	5,642,548

		37,941,962

	Technology Hardware & Equipment - 4.9%
244,890	Cisco Systems, Inc.	13,221,611
71,670	NetApp, Inc.	4,969,598
624,010	Nokia Oyj ADR(1)	3,569,337

		21,760,546

	Telecommunication Services - 3.0%
227,300	Verizon Communications, Inc.	13,440,249

	Transportation - 1.1%
28,100	Union Pacific Corp.	4,698,320

	Utilities - 4.8%
87,360	Dominion Energy, Inc.	6,697,017
65,330	Edison International	4,045,234
85,735	Eversource Energy	6,082,898
35,630	Sempra Energy	4,484,392

		21,309,541

	Total Common Stocks (cost $347,834,473)	$436,489,931

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.3%
6,052,053	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.47%(2)	6,052,053

	Securities Lending Collateral - 0.4%
85,457	Citibank NA DDCA, 2.40%, 4/1/2019(2)	85,457
825,689	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(2)	825,689
230,859	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(2)	230,859

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

52,892	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(2)		$52,892
490,810	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(2)		490,810
23,423	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(2)		23,423

			1,709,130

	Total Short-Term Investments (cost $7,761,183)		$7,761,183

	Total Investments (cost $355,595,656)	100.3%	$444,251,114
	Other Assets and Liabilities	(0.3)%	(1,487,945)

	Total Net Assets	100.0%	$442,763,169

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Value HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$64,916,830	$64,916,830	$—	$—
Capital Goods	35,790,834	35,790,834	—	—
Consumer Durables & Apparel	6,664,066	6,664,066	—	—
Consumer Services	4,375,160	4,375,160	—	—
Diversified Financials	9,842,337	9,842,337	—	—
Energy	45,739,604	45,739,604	—	—
Food & Staples Retailing	4,349,088	4,349,088	—	—
Food, Beverage & Tobacco	14,769,003	14,769,003	—	—
Health Care Equipment & Services	30,292,136	25,121,939	5,170,197	—
Household & Personal Products	4,658,537	4,658,537	—	—
Insurance	24,968,676	24,968,676	—	—
Materials	16,011,291	16,011,291	—	—
Media & Entertainment	11,926,834	11,926,834	—	—
Pharmaceuticals, Biotechnology & Life Sciences	38,302,531	31,844,076	6,458,455	—
Real Estate	14,410,754	14,410,754	—	—
Retailing	10,321,632	10,321,632	—	—
Semiconductors & Semiconductor Equipment	37,941,962	37,941,962	—	—
Technology Hardware & Equipment	21,760,546	21,760,546	—	—
Telecommunication Services	13,440,249	13,440,249	—	—
Transportation	4,698,320	4,698,320	—	—
Utilities	21,309,541	21,309,541	—	—
Short-Term Investments	7,761,183	7,761,183	—	—

Total	$444,251,114	$432,622,462	$11,628,652	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2. Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At March 31, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
Hartford Balanced HLS Fund	$40,809	$42,800	$—
Hartford Capital Appreciation HLS Fund	24,246,809	13,483,100	11,573,638
Hartford Dividend and Growth HLS Fund	1,672,836	1,705,200	—
Hartford Global Growth HLS Fund	445,350	459,000	—
Hartford Healthcare HLS Fund	2,754,836	2,787,064	—
Hartford International Opportunities HLS Fund	10,182,579	4,765,627	5,879,038
Hartford MidCap HLS Fund	14,780,595	7,096,388	7,963,588

Hartford MidCap Value HLS Fund	4,251,958	2,360,115	1,914,764
Hartford Small Company HLS Fund	4,399,114	4,492,055	2,225,464
Hartford Total Return Bond HLS Fund	7,483,174	7,742,623	—
Hartford Ultrashort Bond HLS Fund	998,315	1,023,750	—
Hartford Value HLS Fund	1,629,371	1,709,130	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.
(3)	U.S. Government securities.

The following tables reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

Hartford Balanced HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$42,800	$—	$—	$—	$42,800
Total Borrowings	$42,800	$—	$—	$—	$42,800
Gross amount of recognized liabilities for securities lending transactions					$42,800

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Capital Appreciation HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$13,483,100	$—	$—	$—	$13,483,100
Total Borrowings	$13,483,100	$—	$—	$—	$13,483,100
Gross amount of recognized liabilities for securities lending transactions					$13,483,100

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Dividend and Growth HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,705,200	$—	$—	$—	$1,705,200
Total Borrowings	$1,705,200	$—	$—	$—	$1,705,200
Gross amount of recognized liabilities for securities lending transactions					$1,705,200

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Global Growth HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$459,000	$—	$—	$—	$459,000
Total Borrowings	$459,000	$—	$—	$—	$459,000
Gross amount of recognized liabilities for securities lending transactions					$459,000

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Healthcare HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,787,064	$—	$—	$—	$2,787,064
Total Borrowings	$2,787,064	$—	$—	$—	$2,787,064
Gross amount of recognized liabilities for securities lending transactions					$2,787,064

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford International Opportunities HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,765,627	$—	$—	$—	$4,765,627
Total Borrowings	$4,765,627	$—	$—	$—	$4,765,627
Gross amount of recognized liabilities for securities lending transactions					$4,765,627

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford MidCap HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,096,388	$—	$—	$—	$7,096,388
Total Borrowings	$7,096,388	$—	$—	$—	$7,096,388
Gross amount of recognized liabilities for securities lending transactions					$7,096,388

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford MidCap Value HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,360,115	$—	$—	$—	$2,360,115
Total Borrowings	$2,360,115	$—	$—	$—	$2,360,115
Gross amount of recognized liabilities for securities lending transactions					$2,360,115

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Small Company HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,492,055	$—	$—	$—	$4,492,055
Total Borrowings	$4,492,055	$—	$—	$—	$4,492,055
Gross amount of recognized liabilities for securities lending transactions					$4,492,055

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Total Return Bond HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$7,742,623	$—	$—	$—	$7,742,623
Total Borrowings	$7,742,623	$—	$—	$—	$7,742,623
Gross amount of recognized liabilities for securities lending transactions					$7,742,623

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Ultrashort Bond HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
U.S. Government Agencies	$1,023,750	$—	$—	$—	$1,023,750
Total Borrowings	$1,023,750	$—	$—	$—	$1,023,750
Gross amount of recognized liabilities for securities lending transactions					$1,023,750

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Value HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,709,130	$—	$—	$—	$1,709,130
Total Borrowings	$1,709,130	$—	$—	$—	$1,709,130
Gross amount of recognized liabilities for securities lending transactions					$1,709,130

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.